UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

June 30, 2014

Rydex Variable Trust Semi-Annual Report

CLS AdvisorOne Funds
Amerigo Fund
Clermont Fund
Select Allocation Fund

RVAAO-SEMI-0614x1214	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2

ECONOMIC AND MARKET OVERVIEW	3

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

AMERIGO FUND	6

CLERMONT FUND	12

SELECT ALLOCATION FUND	18

NOTES TO FINANCIAL STATEMENTS	23

OTHER INFORMATION	29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	32

GUGGENHEIM INVESTMENTS PRIVACY POLICIES	34

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2013	June 30, 2014	Period[2]

Table 1. Based on actual Fund return[3]
Amerigo Fund	1.71%	5.37%	$1,000.00	$1,053.70	$8.71
Clermont Fund	1.71%	3.54%	1,000.00	1,035.40	8.63
Select Allocation Fund	1.70%	4.26%	1,000.00	1,042.60	8.61

Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.71%	5.00%	$1,000.00	$1,016.31	$8.55
Clermont Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Select Allocation Fund	1.70%	5.00%	1,000.00	1,016.36	8.50

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2014

AMERIGO FUND

OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)

Vanguard Dividend Appreciation ETF	10.7%
iShares MSCI EAFE ETF	7.5%
Technology Select Sector SPDR Fund	6.7%
iShares Russell 1000 Growth ETF	6.0%
iShares MSCI USA Quality Factor ETF	5.8%
Powershares QQQ Trust Series 1	5.8%
WisdomTree Emerging Markets Equity Income Fund	5.8%
PowerShares International Dividend Achievers Portfolio	5.6%
Energy Select Sector SPDR Fund	5.6%
Financial Select Sector SPDR Fund	4.7%

Top Ten Total	64.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

AMERIGO FUND

	SHARES	VALUE

EXCHANGE TRADED FUNDS† - 99.5%

UNITED STATES OF AMERICA - 61.8%
Vanguard Dividend Appreciation ETF	205,297	$16,002,902
Technology Select Sector SPDR Fund	258,820	9,925,747
iShares Russell 1000 Growth ETF	98,054	8,916,050
iShares MSCI USA Quality Factor ETF	149,890	8,722,099
Powershares QQQ Trust Series 1	92,760	8,711,092
Energy Select Sector SPDR Fund[1]	83,200	8,328,320
Financial Select Sector SPDR Fund	308,100	7,006,194
Vanguard Large-Capital ETF	74,400	6,696,744
Vanguard Mega Capital ETF[1]	82,699	5,535,788
Consumer Staples Select Sector SPDR Fund	96,800	4,319,216
Health Care Select Sector SPDR Fund	65,410	3,978,890
Vanguard Information Technology ETF[1]	23,500	2,274,565
iShares S&P 100 ETF[1]	20,200	1,747,906

Total United States of America		92,165,513

GLOBAL - 26.0%
iShares MSCI EAFE ETF[1]	163,160	11,155,249
PowerShares International Dividend
Achievers Portfolio	433,542	8,380,367
iShares Global 100 ETF	87,430	6,884,238
Vanguard FTSE All-World ex-US ETF	84,830	4,435,761
PowerShares DB Agriculture Fund*	150,900	4,143,714
iShares Russell Top 200 Growth ETF[1]	63,500	3,031,490
Market Vectors Agribusiness ETF	14,125	777,016

Total Global		38,807,835

EMERGING MARKETS - 8.3%
WisdomTree Emerging Markets
Equity Income Fund	165,763	8,593,154
iShares MSCI Emerging Markets ETF	40,100	1,733,523
iShares Core MSCI Emerging Markets ETF	23,000	1,189,100
WisdomTree Global ex-U.S. Dividend Growth Fund	16,000	856,640

Total Emerging Markets		12,372,417

EUROPEAN UNION - 2.5%
iShares MSCI EMU ETF	88,900	3,762,248

EUROPE - 0.9%
Vanguard FTSE Europe ETF	21,800	1,306,910

Total Exchange Traded Funds
(Cost $120,165,220)		148,414,923

SHORT TERM INVESTMENTS† - 0.3%
First American Treasury Obligations Fund	504,861	504,861

Total Short Term Investments
(Cost $504,861)		504,861

	FACE
	AMOUNT

SECURITIES LENDING COLLATERAL††,2 - 15.6%

REPURCHASE AGREEMENTS
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$13,102,416	13,102,416
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	9,654,411	9,654,411
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	549,198	549,198

Total Securities Lending Collateral
(Cost $23,306,025)		23,306,025

Total Investments - 115.4%
(Cost $143,976,106)		$172,225,809

Other Assets & Liabilities, net - (15.4)%		(22,991,225)

Total Net Assets - 100.0%		$149,234,584

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

AMERIGO FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $22,786,268 of securities loaned (cost $120,670,081)	$148,919,784
Repurchase agreements, at value (cost $23,306,025)	23,306,025

Total investments (cost $143,976,106)	172,225,809
Cash	98,891
Receivables:
Dividends	597,268
Securities lending income	4,089

Total assets	172,926,057

LIABILITIES
Payable for:
Upon return of securities loaned	23,306,025
Management fees	106,992
Fund shares redeemed	31,501
Transfer agent and administrative fees	29,720
Investor service fees	29,720
Portfolio accounting fees	11,888
Miscellaneous	175,627

Total liabilities	23,691,473

NET ASSETS	$149,234,584

NET ASSETS CONSIST OF:
Paid in capital	$130,629,486
Undistributed net investment income	994,842
Accumulated net realized loss on investments	(10,639,447)
Net unrealized appreciation on investments	28,249,703

Net assets	$149,234,584
Capital shares outstanding	3,350,423
Net asset value per share	$44.54

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$1,718,660
Income from securities lending, net	64,461

Total investment income	1,783,121

EXPENSES:
Management fees	663,979
Transfer agent and administrative fees	184,439
Investor service fees	184,439
Portfolio accounting fees	73,775
Professional fees	103,297
Custodian fees	8,625
Trustees’ fees*	6,821
Line of credit interest expense	641
Miscellaneous	33,849

Total expenses	1,259,865

Net investment income	523,256

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,339,442

Net realized gain	4,339,442

Net change in unrealized appreciation (depreciation) on:
Investments	2,747,494

Net change in unrealized appreciation (depreciation)	2,747,494

Net realized and unrealized gain	7,086,936

Net increase in net assets resulting from operations	$7,610,192

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

AMERIGO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$523,256	$372,218
Net realized gain on investments	4,339,442	17,739,633
Net change in unrealized appreciation (depreciation) on investments	2,747,494	12,195,821

Net increase in net assets resulting from operations	7,610,192	30,307,672

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(21,720)

Total distributions to shareholders	–	(21,720)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,224,943	25,962,205
Distributions reinvested	–	21,720
Cost of shares redeemed	(23,416,214)	(32,615,080)

Net decrease from capital share transactions	(15,191,271)	(6,631,155)

Net increase (decrease) in net assets	(7,581,079)	23,654,797

NET ASSETS:
Beginning of period	156,815,663	133,160,866

End of period	$149,234,584	$156,815,663

Undistributed net investment income at end of period	$994,842	$471,586

CAPITAL SHARE ACTIVITY:
Shares sold	193,385	681,676
Shares issued from reinvestment of distributions	–	528
Shares redeemed	(552,245)	(860,277)

Net decrease in shares	(358,860)	(178,073)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

AMERIGO FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$42.28	$34.25	$32.01	$34.53	$30.01	$21.64

Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.10	.01	(.03)	(.04)	.03
Net gain (loss) on investments (realized and unrealized)	2.11	7.94	4.28	(2.49)	4.59	8.49

Total from investment operations	2.26	8.04	4.29	(2.52)	4.55	8.52

Less distributions from:
Net investment income	–	(.01)	–	–	(.03)	(.15)
Net realized gains	–	–	(2.05)	–	–	–

Total distributions	–	(.01)	(2.05)	–	(.03)	(.15)

Net asset value, end of period	$44.54	$42.28	$34.25	$32.01	$34.53	$30.01

Total Return[c]	5.37%	23.43%	13.71%	(7.30% )	15.13%	39.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149,235	$156,816	$133,161	$144,210	$199,487	$213,072

Ratios to average net assets:
Net investment income (loss)	0.71%	0.26%	0.03%	(0.09% )	(0.13% )	0.12%
Total expenses[d]	1.71%	1.69%	1.72%	1.76%	1.70%	1.71%

Portfolio turnover rate	5%	90%	19%	48%	77%	102%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2014

CLERMONT FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)

Vanguard Dividend Appreciation ETF	12.0%
iShares TIPS Bond ETF	9.9%
Pimco Total Return ETF	9.4%
iShares Floating Rate Bond ETF	7.3%
PowerShares International Dividend Achievers Portfolio	5.7%
PIMCO Enhanced Short Maturity ETF	5.6%
iShares Global 100 ETF	4.9%
iShares MSCI USA Quality Factor ETF	3.9%
Technology Select Sector SPDR Fund	3.8%
WisdomTree Emerging Markets Equity Income Fund	2.9%

Top Ten Total	65.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

CLERMONT FUND

	SHARES	VALUE

EXCHANGE TRADED FUNDS† - 99.4%

UNITED STATES OF AMERICA - 61.1%
Vanguard Dividend Appreciation ETF	123,600	$9,634,619
iShares TIPS Bond ETF[1]	69,150	7,977,144
iShares Floating Rate Bond ETF	115,506	5,867,705
iShares MSCI USA Quality Factor ETF[1]	54,087	3,147,323
Technology Select Sector SPDR Fund	80,700	3,094,845
SPDR Barclays Short Term Corporate Bond ETF[1]	73,723	2,271,406
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,500	2,206,310
Financial Select Sector SPDR Fund	96,700	2,198,958
Powershares QQQ Trust Series 1	16,442	1,544,068
PowerShares Senior Loan Portfolio	53,342	1,326,616
Health Care Select Sector SPDR Fund	19,500	1,186,185
PIMCO 0-5 Year High Yield Corporate Bond
Index ETF	11,000	1,175,570
iShares Russell 1000 Growth ETF	12,200	1,109,346
RevenueShares Large Capital ETF	22,000	849,420
Vanguard Information Technology ETF	8,500	822,715
United States Commodity Index Fund*	12,000	727,440
PowerShares S&P 500 High Quality Portfolio	33,000	707,850
iShares 20+ Year Treasury Bond ETF[1]	5,000	567,600
Vanguard Intermediate-Term Corporate Bond ETF	5,900	510,704
Schwab U.S. TIPs ETF	9,000	501,300
WisdomTree Managed Futures Strategy Fund*	11,825	493,930
ProShares Short Russell2000*	26,000	416,780
SPDR Nuveen Barclays Short Term
Municipal Bond ETF	16,500	401,445
First Trust NASDAQ Technology Dividend
Index Fund[1]	10,882	288,264

Total United States of America		49,027,543

GLOBAL - 32.2%
Pimco Total Return ETF[1]	69,559	7,581,931
PowerShares International Dividend
Achievers Portfolio[1]	237,200	4,585,076
PIMCO Enhanced Short Maturity ETF	44,200	4,481,880
iShares Global 100 ETF	49,700	3,913,378
Vanguard FTSE All-World ex-US ETF	37,800	1,976,562
iShares Global Energy ETF	38,667	1,876,123
PowerShares DB Agriculture Fund*	40,692	1,117,402
Market Vectors Gold Miners ETF	15,000	396,750

Total Global		25,929,102

EMERGING MARKETS - 4.3%
WisdomTree Emerging Markets Equity
Income Fund	44,254	2,294,128
iShares JP Morgan USD Emerging
Markets Bond ETF[1]	7,257	836,514
WisdomTree Global ex-U.S. Dividend
Growth Fund	6,000	321,240

Total Emerging Markets		3,451,882

EUROPEAN UNION - 1.8%
iShares MSCI EMU ETF	34,700	1,468,504

Total Exchange Traded Funds
(Cost $72,127,787)		79,877,031

SHORT TERM INVESTMENTS† - 2.6%
First American Treasury Obligations Fund	2,128,822	2,128,822

Total Short Term Investments
(Cost $2,128,822)		2,128,822

	FACE
	AMOUNT

SECURITIES LENDING COLLATERAL††,2 - 13.6%

REPURCHASE AGREEMENTS
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$6,142,770	6,142,770
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	4,526,251	4,526,251
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	257,479	257,479

Total Securities Lending Collateral
(Cost $10,926,500)		10,926,500

Total Investments - 115.6%
(Cost $85,183,109)		$92,932,353

Other Assets & Liabilities, net - (15.6)%		(12,515,035)

Total Net Assets - 100.0%		$80,417,318

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

CLERMONT FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $10,610,455 of securities loaned (cost $74,256,609)	$82,005,853
Repurchase agreements, at value (cost $10,926,500)	10,926,500

Total investments (cost $85,183,109)	92,932,353
Cash	30,474
Receivables:
Securities sold	707,835
Dividends	174,563
Securities lending income	7,539
Fund shares sold	2,102

Total assets	93,854,866

LIABILITIES:
Payable for:
Upon return of securities loaned	10,926,500
Securities purchased	2,302,741
Management fees	57,392
Fund shares redeemed	18,233
Transfer agent and administrative fees	15,942
Investor service fees	15,942
Portfolio accounting fees	6,377
Miscellaneous	94,421

Total liabilities	13,437,548

NET ASSETS	$80,417,318

NET ASSETS CONSIST OF:
Paid in capital	$69,199,852
Undistributed net investment income	733,892
Accumulated net realized gain on investments	2,734,330
Net unrealized appreciation on investments	7,749,244

Net assets	$80,417,318
Capital shares outstanding	2,896,386
Net asset value per share	$27.76

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$830,538
Income from securities lending, net	92,314
Other income	1,645

Total investment income	924,497

EXPENSES:
Management fees	354,030
Transfer agent and administrative fees	98,342
Investor service fees	98,342
Portfolio accounting fees	39,336
Professional fees	55,541
Custodian fees	4,599
Trustees’ fees*	3,658
Miscellaneous	17,653

Total expenses	671,501
Less:
Expenses waived by Advisor	(175)

Net expenses	671,326

Net investment income	253,171

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	298,246

Net realized gain	298,246

Net change in unrealized appreciation (depreciation) on:
Investments	2,232,135

Net change in unrealized appreciation (depreciation)	2,232,135

Net realized and unrealized gain	2,530,381

Net increase in net assets resulting from operations	$2,783,552

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CLERMONT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$253,171	$443,397
Net realized gain on investments	298,246	5,957,412
Net change in unrealized appreciation (depreciation) on investments	2,232,135	1,036,949

Net increase in net assets resulting from operations	2,783,552	7,437,758

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,163,542)
Net realized gains	–	(1,760,517)

Total distributions to shareholders	–	(2,924,059)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,997,810	18,035,766
Distributions reinvested	–	2,924,059
Cost of shares redeemed	(11,739,909)	(23,282,630)

Net decrease from capital share transactions	(742,099)	(2,322,805)

Net increase in net assets	2,041,453	2,190,894

NET ASSETS:
Beginning of period	78,375,865	76,184,971

End of period	$80,417,318	$78,375,865

Undistributed net investment income at end of period	$733,892	$480,721

CAPITAL SHARE ACTIVITY:
Shares sold	407,745	679,318
Shares issued from reinvestment of distributions	–	110,259
Shares redeemed	(434,886)	(880,068)

Net decrease in shares	(27,141)	(90,491)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

CLERMONT FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$26.81	$25.28	$23.20	$23.69	$21.73	$18.09

Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.15	.38	.36	.44	.47
Net gain (loss) on investments (realized and unrealized)	.86	2.41	2.11	(.43)	1.94	3.61

Total from investment operations	.95	2.56	2.49	(.07)	2.38	4.08

Less distributions from:
Net investment income	–	(.41)	(.41)	(.42)	(.42)	(.44)
Net realized gains	–	(.62)	–	–	–	–

Total distributions	–	(1.03)	(.41)	(.42)	(.42)	(.44)

Net asset value, end of period	$27.76	$26.81	$25.28	$23.20	$23.69	$21.73

Total Return[c]	3.54%	10.17%	10.79%	(0.28% )	10.99%	22.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,417	$78,376	$76,185	$75,585	$74,048	$66,803

Ratios to average net assets:
Net investment income (loss)	0.64%	0.58%	1.54%	1.50%	1.97%	2.41%
Total expenses[d]	1.71%	1.69%	1.72%	1.75%	1.71%	1.70%
Net expenses[e]	1.71%	1.69%	1.72%	1.75%	1.71%	1.70%

Portfolio turnover rate	16%	94%	46%	28%	68%	128%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2014

SELECT ALLOCATION FUND

OBJECTIVE: Seeks to provide total return, consisting of capital growth and income.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 10, 2006

Ten Largest Holdings (% of Total Net Assets)

iShares MSCI EAFE ETF	7.5%
Powershares QQQ Trust Series 1	5.6%
iShares MSCI ACWI ex US ETF	5.4%
SPDR Dow Jones Industrial Average ETF Trust	5.2%
Energy Select Sector SPDR Fund	4.0%
SPDR Barclays Short Term Corporate Bond ETF	3.9%
Vanguard Growth ETF	3.7%
Vanguard Large-Capital ETF	3.7%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.5%
iShares Floating Rate Bond ETF	3.5%

Top Ten Total	46.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

SELECT ALLOCATION FUND

	SHARES	VALUE

COMMON STOCKS† - 1.4%

FINANCIALS - 1.4%
Berkshire Hathaway, Inc. — Class B*	3,070	$388,539

Total Common Stocks
(Cost $296,274)		388,539

EXCHANGE TRADED FUNDS† - 97.0%

UNITED STATES OF AMERICA - 72.5%
Powershares QQQ Trust Series 1	16,272	1,528,104
SPDR Dow Jones Industrial Average ETF Trust	8,394	1,409,269
Energy Select Sector SPDR Fund[1]	10,833	1,084,383
SPDR Barclays Short Term Corporate Bond ETF	33,930	1,045,383
Vanguard Growth ETF	10,211	1,009,868
Vanguard Large-Capital ETF	11,030	992,810
PIMCO 0-5 Year High Yield Corporate Bond
Index ETF	8,996	961,403
iShares Floating Rate Bond ETF[1]	18,685	949,198
Financial Select Sector SPDR Fund	34,780	790,897
Vanguard Total Stock Market ETF	7,560	769,381
SPDR S&P MidCap 400 ETF Trust	2,730	711,329
Vanguard Small-Capital ETF	5,980	700,378
Vanguard Information Technology ETF[1]	7,200	696,888
iShares Core S&P 500 ETF	3,200	630,400
Industrial Select Sector SPDR Fund	10,842	586,119
Vanguard Health Care ETF[1]	5,110	570,429
iShares Russell 1000 Growth ETF	6,208	564,493
iShares 1-3 Year Treasury Bond ETF	6,660	563,170
Consumer Staples Select Sector SPDR Fund	12,610	562,658
SPDR Nuveen Barclays Short Term Municipal
Bond ETF	21,165	514,944
SPDR S&P 500 ETF Trust	2,140	418,841
SPDR Barclays Short Term High Yield Bond ETF	13,483	417,434
iShares North American Tech-Software ETF[1]	4,494	386,709
Technology Select Sector SPDR Fund	10,046	385,264
iShares Russell Mid-Capital ETF[1]	1,935	314,554
Vanguard Mega Capital Growth ETF	3,800	291,764
Materials Select Sector SPDR Fund	5,580	276,991
Market Vectors Wide Moat ETF	8,928	273,643
PowerShares DB US Dollar Index Bullish Fund*,1	11,620	247,041

Total United States of America		19,653,745

GLOBAL - 19.9%
iShares MSCI EAFE ETF[1]	29,536	2,019,377
iShares MSCI ACWI ex US ETF[1]	30,333	1,456,894
PIMCO Enhanced Short Maturity ETF	6,783	687,796
GreenHaven Continuous Commodity Index Fund*,1	12,480	348,566
PowerShares DB Commodity Index Tracking Fund*	13,111	348,490
iShares MSCI Frontier 100 ETF[1]	8,191	295,449
iShares Global Energy ETF	4,626	224,454

Total Global		5,381,026

EMERGING MARKETS - 2.0%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	2,398	276,417
WisdomTree Emerging Markets Equity Income Fund	5,190	269,050

Total Emerging Markets		545,467

CHINA - 0.7%
Guggenheim China Small Capital ETF[3]	7,340	185,041

BRAZIL - 0.6%
iShares MSCI Brazil Capped ETF	3,180	151,940

ITALY - 0.5%
iShares MSCI Italy Capped ETF	7,560	131,393

MEXICO - 0.4%
iShares MSCI Mexico Capped ETF	1,780	120,702

GREECE - 0.4%
Global X FTSE Greece 20 ETF	5,120	115,200

Total Exchange Traded Funds
(Cost $22,358,666)		26,284,514

SHORT TERM INVESTMENTS† - 1.4%
First American Treasury Obligations Fund	366,683	366,683

Total Short Term Investments
(Cost $366,683)		366,683

	FACE
	AMOUNT

SECURITIES LENDING COLLATERAL††,2 - 21.9%

REPURCHASE AGREEMENTS
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	$3,331,271	3,331,271
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	2,454,621	2,454,621
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	139,633	139,633

Total Securities Lending Collateral
(Cost $5,925,525)		5,925,525

Total Investments - 121.7%
(Cost $28,947,148)		$32,965,261

Other Assets & Liabilities, net - (21.7)%		(5,870,650)

Total Net Assets - 100.0%		$27,094,611

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Investment in a product that pays a management fee to a party related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SELECT ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $5,788,331 of securities loaned (cost $23,021,623)	$27,039,736
Repurchase agreements, at value (cost $5,925,525)	5,925,525

Total investments (cost $28,947,148)	32,965,261
Cash	5,351
Receivables:
Dividends	106,454
Fund shares sold	8,368
Securities lending income	3,281

Total assets	33,088,715

LIABILITIES
Payable for:
Upon return of securities loaned	5,925,525
Management fees	19,189
Transfer agent and administrative fees	5,353
Investor service fees	5,353
Fund shares redeemed	4,007
Portfolio accounting fees	2,141
Miscellaneous	32,536

Total liabilities	5,994,104

NET ASSETS	$27,094,611

NET ASSETS CONSIST OF:
Paid in capital	$26,145,709
Undistributed net investment income	194,379
Accumulated net realized loss on investments	(3,263,590)
Net unrealized appreciation on investments	4,018,113

Net assets	$27,094,611
Capital shares outstanding	886,199
Net asset value per share	$30.57

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$246,266
Income from securities lending, net	24,060

Total investment income	270,326

EXPENSES:
Management fees	116,840
Transfer agent and administrative fees	32,455
Investor service fees	32,455
Portfolio accounting fees	12,982
Professional fees	20,431
Custodian fees	1,518
Trustees’ fees*	1,303
Line of credit interest expense	1
Miscellaneous	3,623

Total expenses	221,608
Less:
Expenses waived by Advisor	(272)

Net expenses	221,336

Net investment income	48,990

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	293,374

Net realized gain	293,374

Net change in unrealized appreciation (depreciation) on:
Investments	767,935

Net change in unrealized appreciation (depreciation)	767,935

Net realized and unrealized gain	1,061,309

Net increase in net assets resulting from operations	$1,110,299

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SELECT ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,990	$141,008
Net realized gain on investments	293,374	4,928,303
Net change in unrealized appreciation (depreciation) on investments	767,935	(343,922)

Net increase in net assets resulting from operations	1,110,299	4,725,389

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(387,107)

Total distributions to shareholders	–	(387,107)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,467,608	5,460,041
Distributions reinvested	–	387,107
Cost of shares redeemed	(3,254,300)	(15,579,040)

Net decrease from capital share transactions	(786,692)	(9,731,892)

Net increase (decrease) in net assets	323,607	(5,393,610)

NET ASSETS:
Beginning of period	26,771,004	32,164,614

End of period	$27,094,611	$26,771,004

Undistributed net investment income at end of period	$194,379	$145,389

CAPITAL SHARE ACTIVITY:
Shares sold	83,795	195,543
Shares issued from reinvestment of distributions	–	13,549
Shares redeemed	(110,629)	(579,066)

Net decrease in shares	(26,834)	(369,974)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SELECT ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$29.32	$25.07	$22.56	$23.93	$21.39	$16.11

Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.14	.28	.23	.28	.31
Net gain (loss) on investments (realized and unrealized)	1.19	4.55	2.51	(1.25)	2.66	5.45

Total from investment operations	1.25	4.69	2.79	(1.02)	2.94	5.76

Less distributions from:
Net investment income	–	(.44)	(.28)	(.35)	(.40)	(.48)

Total distributions	–	(.44)	(.28)	(.35)	(.40)	(.48)

Net asset value, end of period	$30.57	$29.32	$25.07	$22.56	$23.93	$21.39

Total Return[c]	4.26%	18.75%	12.42%	(4.21% )	13.75%	35.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,095	$26,771	$32,165	$34,926	$42,028	$43,542

Ratios to average net assets:
Net investment income (loss)	0.38%	0.50%	1.15%	0.97%	1.31%	1.70%
Total expenses[d]	1.71%	1.69%	1.72%	1.75%	1.70%	1.71%
Net expenses[e]	1.70%	1.69%	1.72%	1.75%	1.70%	1.71%

Portfolio turnover rate	9%	99%	28%	35%	61%	131%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Amerigo Fund, Clermont Fund and Select Allocation Fund (the “Funds”).

Each Fund invests primarily in exchange-traded funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

CLS Investments, LLC serves as investment sub-advisor (the “Sub-Advisor”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A.  Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. ETFs and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B.  Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.  Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D.  The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E.  Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

The Funds invest, to a significant extent, in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)

Amerigo Fund	0.90%
Clermont Fund	0.90%
Select Allocation Fund	0.90%

GI pays the Sub-Advisor out of the advisory fees it receives. In addition, GI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)

On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in an affiliated fund, the investing Fund’s Advisor will determine whether to waive fees at the investing Fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund.

The Board approved the use of a Distribution Plan for which GFD and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2014, this plan was not utilized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total

Assets
Amerigo Fund	$148,919,784	$23,306,025	$—	$172,225,809
Clermont Fund	82,005,853	10,926,500	—	92,932,353
Select Allocation Fund	27,039,736	5,925,525	—	32,965,261

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2014, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received

Amerigo Fund	$22,786,268	$23,306,025
Clermont Fund	10,610,455	10,926,500
Select Allocation Fund	5,788,331	5,925,525

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$22,576,456	$22,576,500	08/31/18	$22,805,413	$23,027,603
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	16,635,281	16,635,323	10/31/20 - 11/15/43	13,682,273	14,051,202
			U.S. TIP Bond
			2.50%
			07/15/16	2,365,546	2,915,632
Deutsche Bank Securities, Inc.			Fannie Mae Strip
0.05%			0.00%
Due 07/01/14	946,309	946,311	01/15/30	855,709	475,653
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	246,423	251,572
			U.S. Treasury Bond
			6.25%
			05/15/30	166,888	238,023

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Tax	Tax	Tax	Net
Fund	Cost	Unrealized Gain	Unrealized Loss	Unrealized Gain

Amerigo Fund	$143,994,548	$28,492,999	$(261,738)	$28,231,261
Clermont Fund	85,193,228	7,849,149	(110,024)	7,739,125
Select Allocation Fund	28,948,538	4,052,663	(35,940)	4,016,723

7. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales

Amerigo Fund	$ 7,477,532	$19,552,916
Clermont Fund	12,815,451	13,137,996
Select Allocation Fund	2,400,636	2,871,029

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2014. The Funds did not have any borrowings under this agreement at June 30, 2014.

The average daily balances borrowed for the period ended June 30, 2014, were as follows:

Fund	Average Daily Balance

Amerigo Fund	$102,057
Clermont Fund	1,227
Select Allocation Fund	110

9. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismis and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on June 4, 2014, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Amerigo, Clermont and Select Allocation Funds, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

OTHER INFORMATION (Unaudited) (continued)

(collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on May 15, 2014 (together, with the June 4 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) the level of the fees that the Adviser and Sub-Adviser charge compared with the fees charged to comparable funds or accounts by other investment advisers, giving special attention to the absence of breakpoints in these fees and the rationale provided by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with peer funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

			Number of Portfolios
	Position(s) Held with the Trust,		in Fund Complex
Name, Address*	Term of Office and Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served	During Past 5 Years	Trustee***	Held by Trustee

INTERESTED TRUSTEE
Donald C. Cacciapaglia**(1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).	214	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

		Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010)
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	Board of Directors of US Global Investors (GROW) (1995-present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962-present).	131	None.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Position(s) Held with
Name, Address*	the Trust, Term of Office	Principal Occupation(s)
and Year of Birth	and Length of Time Served	During Past 5 Years

OFFICERS

Donald C. Cacciapaglia (1951)	President (2012-present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).	Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
***	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited) (concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

This page intentionally left blank.

June 30, 2014

Rydex Variable Trust Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Specialty Fund
Rydex Commodities Strategy Fund

RVALTS-SEMI-0614x1214	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2

ECONOMIC AND MARKET OVERVIEW	3

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

LONG SHORT EQUITY FUND	6

GLOBAL MANAGED FUTURES STRATEGY FUND	14

MULTI-HEDGE STRATEGIES FUND	22

COMMODITIES STRATEGY FUND	36

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

OTHER INFORMATION	52

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	55

GUGGENHEIM INVESTMENTS PRIVACY POLICIES	57

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014-following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2013	June 30, 2014	Period	[2]

Table 1. Based on actual Fund return[3]
Long Short Equity Fund	2.11%	(0.41)%	$1,000.00	$995.90	$10.44
Global Managed Futures Strategy Fund	1.59%	(1.29)%	1,000.00	987.10	7.83
Multi-Hedge Strategies Fund	2.37%	0.26%	1,000.00	1,002.60	11.77
Commodities Strategy Fund	1.60%	4.70%	1,000.00	1,047.00	8.12

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	2.11%	5.00%	$1,000.00	$1,014.33	$10.54
Global Managed Futures Strategy Fund	1.59%	5.00%	1,000.00	1,016.91	7.95
Multi-Hedge Strategies Fund	2.37%	5.00%	1,000.00	1,013.04	11.83
Commodities Strategy Fund	1.60%	5.00%	1,000.00	1,016.86	8.00

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses which includes dividends on short sales and prime broker interest expenses. Excluding these expenses, the operating expense ratios of the Long Short Equity Fund and the Multi-Hedge Strategies Fund would be 1.56% and 1.17%, respectively.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2014

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2002

Ten Largest Holdings (% of Total Net Assets)

Guggenheim Strategy Fund II	9.3%
Theravance, Inc.	0.6%
Golar LNG Ltd.	0.6%
Integrys Energy Group, Inc.	0.6%
EP Energy Corp. — Class A	0.6%
SM Energy Co.	0.6%
Atmel Corp.	0.6%
Laredo Petroleum, Inc.	0.6%
ITT Corp.	0.6%
Salix Pharmaceuticals Ltd.	0.5%

Top Ten Total	14.6%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

LONG SHORT EQUITY FUND

	SHARES	VALUE

COMMON STOCKS†- 66.2%

INDUSTRIALS - 18.9%
ITT Corp.[1]	4,933	$237,277
Con-way, Inc.[1]	4,613	232,540
RR Donnelley & Sons Co.[1]	13,553	229,859
Civeo Corp.*	9,157	229,200
Covanta Holding Corp.[1]	11,087	228,503
Navistar International Corp.*,1	6,037	226,266
Snap-on, Inc.[1]	1,901	225,307
Graco, Inc.[1]	2,878	224,714
Lincoln Electric Holdings, Inc.[1]	3,193	223,127
Spirit AeroSystems Holdings, Inc. — Class A*,1	6,580	221,747
Copa Holdings S.A. — Class A1	1,553	221,411
AGCO Corp.[1]	3,912	219,932
GATX Corp.[1]	3,284	219,831
AMERCO[1]	756	219,815
NOW, Inc.*	6,054	219,215
American Airlines Group, Inc.*,1	5,100	219,096
Oshkosh Corp.[1]	3,920	217,678
Rockwell Collins, Inc.[1]	2,767	216,213
Allison Transmission Holdings, Inc.[1]	6,947	216,052
Landstar System, Inc.[1]	3,313	212,032
Old Dominion Freight Line, Inc.*,1	3,320	211,418
WESCO International, Inc.*,1	2,447	211,372
Hexcel Corp.*,1	5,157	210,921
Southwest Airlines Co.[1]	7,796	209,401
Harsco Corp.[1]	7,860	209,312
J.B. Hunt Transport Services, Inc.[1]	2,831	208,871
Kennametal, Inc.[1]	4,508	208,630
Triumph Group, Inc.[1]	2,969	207,296
Exelis, Inc.[1]	12,192	207,020
Toro Co.[1]	3,191	202,948
Huntington Ingalls Industries, Inc.[1]	2,100	198,639
Delta Air Lines, Inc.[1]	5,122	198,324
Alaska Air Group, Inc.[1]	2,081	197,799
SPX Corp.[1]	1,759	190,341
Alliant Techsystems, Inc.[1]	1,399	187,354
United Continental Holdings, Inc.*	4,405	180,913
TransDigm Group, Inc.[1]	1,077	180,139
Ryder System, Inc.[1]	1,795	158,122
Clean Harbors, Inc.*,1	866	55,641

Total Industrials		8,094,276

ENERGY - 9.9%
Golar LNG Ltd.	4,461	268,106
EP Energy Corp. — Class A*	10,656	245,621
SM Energy Co.[1]	2,842	239,012
Laredo Petroleum, Inc.*,1	7,670	237,617
Kosmos Energy Ltd.*,1	20,659	232,001
Denbury Resources, Inc.[1]	12,519	231,101
Teekay Corp.[1]	3,699	230,263
Tidewater, Inc.[1]	4,064	228,194
World Fuel Services Corp.[1]	4,584	225,671
RPC, Inc.[1]	9,524	223,719
ONEOK, Inc.[1]	3,281	223,370
Tesoro Corp.[1]	3,685	216,200
Frank’s International N.V.[1]	8,784	216,086
CVR Energy, Inc.[2]	4,465	215,168
Rice Energy, Inc.*,1	6,529	198,808
HollyFrontier Corp.[1]	4,363	190,619
PBF Energy, Inc. — Class A1	6,666	177,649
Unit Corp.*,1	2,116	145,644
Cobalt International Energy, Inc.*,1	6,734	123,569
Murphy Oil Corp.[1]	1,730	115,010
Seadrill Ltd.[1]	2,203	88,010

Total Energy		4,271,438

HEALTH CARE - 6.8%
Theravance, Inc.*,2	9,157	272,696
Salix Pharmaceuticals Ltd.*,1	1,895	233,749
Jazz Pharmaceuticals plc*,1	1,530	224,925
Hospira, Inc.*,1	4,322	222,021
Perrigo Company plc[1]	1,516	220,972
Mylan, Inc.*,1	4,270	220,161
Zoetis, Inc.[1]	6,771	218,500
Health Net, Inc.*,1	5,256	218,334
Hill-Rom Holdings, Inc.[1]	5,246	217,761
AbbVie, Inc.[1]	3,856	217,633
Alere, Inc.*,1	5,808	217,335
Endo International plc*,1	3,043	213,071
Premier, Inc. — Class A*,1	7,148	207,292

Total Health Care		2,904,450

INFORMATION TECHNOLOGY - 5.8%
Atmel Corp.*,1	25,472	238,673
IPG Photonics Corp.*	3,354	230,755
Fairchild Semiconductor International,
Inc. — Class A*,1	14,484	225,950
Silicon Laboratories, Inc.*,1	4,527	222,955
Dolby Laboratories, Inc. — Class A*,1	5,150	222,480
Ingram Micro, Inc. — Class A*,1	7,571	221,149
Tech Data Corp.*,1	3,430	214,444
Vishay Intertechnology, Inc.[1]	13,839	214,366
AVX Corp.[1]	15,917	211,378
Maxim Integrated Products, Inc.[1]	6,172	208,675
Knowles Corp.*,1	5,484	168,578
CDW Corp.[1]	2,966	94,556

Total Information Technology		2,473,959

FINANCIALS - 5.2%
Kemper Corp.[1]	6,112	225,288
Hanover Insurance Group, Inc.[1]	3,507	221,466
StanCorp Financial Group, Inc.[1]	3,435	219,840
American National Insurance Co.[1]	1,886	215,381
Chimera Investment Corp.[1]	67,376	214,930
American Financial Group, Inc.[1]	3,602	214,535
MFA Financial, Inc.[1]	25,958	213,115
Mercury General Corp.[1]	4,515	212,386
Hatteras Financial Corp.[1]	10,509	208,183
Artisan Partners Asset Management, Inc. — Class A1	3,310	187,611
Erie Indemnity Co. — Class A1	772	58,101
Two Harbors Investment Corp.[1]	4,660	48,837

Total Financials		2,239,673

MATERIALS - 4.5%
Ashland, Inc.[1]	2,127	231,290
Kronos Worldwide, Inc.[1]	14,549	227,983
Sonoco Products Co.[1]	5,004	219,826
Westlake Chemical Corp.[1]	2,624	219,786
Rockwood Holdings, Inc.[1]	2,823	214,520

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

LONG SHORT EQUITY FUND

	SHARES	VALUE

Cabot Corp.[1]	3,664	$212,475
Bemis Company, Inc.[1]	5,190	211,025
Greif, Inc. — Class A1	3,815	208,146
Scotts Miracle-Gro Co. — Class A1	3,575	203,275

Total Materials		1,948,326

CONSUMER STAPLES - 4.4%
Mead Johnson Nutrition Co. — Class A1	2,364	220,255
Dean Foods Co.[1]	12,492	219,735
Flowers Foods, Inc.[1]	10,304	217,208
WhiteWave Foods Co. — Class A*,1	6,631	214,645
Campbell Soup Co.[1]	4,659	213,429
McCormick & Company, Inc.[1]	2,921	209,114
Ingredion, Inc.[1]	2,778	208,461
ConAgra Foods, Inc.[1]	6,571	195,027
JM Smucker Co.[1]	1,793	191,080

Total Consumer Staples		1,888,954

CONSUMER DISCRETIONARY - 4.0%
Visteon Corp.*,1	2,330	226,033
TRW Automotive Holdings Corp.*,1	2,500	223,800
Goodyear Tire & Rubber Co.[1]	8,056	223,796
BorgWarner, Inc.[1]	3,332	217,213
Gentex Corp.[1]	7,411	215,586
Lear Corp.[1]	2,400	214,368
Delphi Automotive plc[1]	3,041	209,038
Clear Channel Outdoor Holdings, Inc. — Class A1	25,373	207,551

Total Consumer Discretionary		1,737,385

UTILITIES - 3.4%
Integrys Energy Group, Inc.[1]	3,656	260,050
Vectren Corp.[1]	5,329	226,483
Hawaiian Electric Industries, Inc.[2]	8,930	226,108
ONE Gas, Inc.[1]	5,874	221,744
Questar Corp.[1]	8,840	219,232
TECO Energy, Inc.[1]	9,132	168,759
Great Plains Energy, Inc.[1]	4,937	132,657

Total Utilities		1,455,033

TELECOMMUNICATION SERVICES - 3.3%
Windstream Holdings, Inc.[2]	22,080	219,917
Frontier Communications Corp.	36,361	212,348
Intelsat S.A.*,1	11,193	210,876
Telephone & Data Systems, Inc.[1]	7,903	206,347
United States Cellular Corp.*,1	4,996	203,837
tw telecom, Inc. — Class A*,1	4,864	196,068
CenturyLink, Inc.[1]	4,089	148,022

Total Telecommunication Services		1,397,415

Total Common Stocks
(Cost $26,051,921)		28,410,909

MUTUAL FUNDS†,5 - 20.9%
Guggenheim Strategy Fund I	200,332	4,998,288
Guggenheim Strategy Fund II	160,228	4,000,899

Total Mutual Funds
(Cost $9,004,795)		8,999,187

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,3 - 18.3%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$5,851,146	5,851,146
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	1,994,133	1,994,133

Total Repurchase Agreements
(Cost $7,845,279)		7,845,279

SECURITIES LENDING COLLATERAL††,4 - 2.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	532,282	532,282
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	392,207	392,207
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	22,311	22,311

Total Securities Lending Collateral
(Cost $946,800)		946,800

Total Investments - 107.6%
(Cost $43,848,795)		$46,202,175

	SHARES

COMMON STOCKS SOLD SHORT† - (19.4)%

TELECOMMUNICATION SERVICES - (0.1)%
Verizon Communications, Inc.	731	(35,768)

MATERIALS - (0.3)%
Freeport-McMoRan Copper & Gold, Inc.	3,102	(113,223)

ENERGY - (0.4)%
Exxon Mobil Corp.	547	(55,072)
National Oilwell Varco, Inc.	1,350	(111,173)

Total Energy		(166,245)

HEALTH CARE - (0.6)%
Thermo Fisher Scientific, Inc.	278	(32,804)
Abbott Laboratories	2,657	(108,671)
Medtronic, Inc.	1,736	(110,687)

Total Health Care		(252,162)

INDUSTRIALS - (1.2)%
General Electric Co.	3,942	(103,596)
United Parcel Service, Inc. — Class B	1,018	(104,508)
Danaher Corp.	1,337	(105,262)
3M Co.	740	(105,997)
FedEx Corp.	742	(112,324)

Total Industrials		(531,687)

CONSUMER STAPLES - (1.4)%
Estee Lauder Companies, Inc. — Class A	1,109	(82,354)
Nu Skin Enterprises, Inc. — Class A	1,319	(97,554)
Procter & Gamble Co.	1,324	(104,053)
Kimberly-Clark Corp.	953	(105,993)
Colgate-Palmolive Co.	1,574	(107,315)
Energizer Holdings, Inc.	920	(112,268)

Total Consumer Staples		(609,537)

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

LONG SHORT EQUITY FUND

	SHARES	VALUE

INFORMATION TECHNOLOGY - (3.4)%
Cisco Systems, Inc.	702	$(17,445)
Google, Inc. — Class C*	100	(57,528)
Google, Inc. — Class A*	100	(58,467)
Oracle Corp.	2,527	(102,419)
Yahoo!, Inc.*	2,944	(103,423)
QUALCOMM, Inc.	1,314	(104,069)
Visa, Inc. — Class A	500	(105,355)
Apple, Inc.	1,148	(106,684)
Microsoft Corp.	2,621	(109,296)
Equinix, Inc.*	537	(112,818)
Facebook, Inc. — Class A*	1,678	(112,913)
SanDisk Corp.	1,084	(113,202)
LinkedIn Corp. — Class A*	680	(116,600)
salesforce.com, Inc.*	2,068	(120,109)
Twitter, Inc.*	3,241	(132,783)

Total Information Technology		(1,473,111)

FINANCIALS - (5.2)%
Crown Castle International Corp.	200	(14,852)
General Growth Properties, Inc.	1,438	(33,879)
SunTrust Banks, Inc.	1,142	(45,749)
Ocwen Financial Corp.*	2,661	(98,723)
Citigroup, Inc.	2,191	(103,196)
HCP, Inc.	2,502	(103,533)
Boston Properties, Inc.	883	(104,353)
Simon Property Group, Inc.	628	(104,424)
Berkshire Hathaway, Inc. — Class B*	829	(104,918)
Public Storage	614	(105,209)
American International Group, Inc.	1,930	(105,339)
AvalonBay Communities, Inc.	743	(105,647)
Prologis, Inc.	2,575	(105,807)
Travelers Companies, Inc.	1,130	(106,299)
Bank of America Corp.	6,942	(106,699)
ACE Ltd.	1,030	(106,811)
American Tower Corp. — Class A	1,188	(106,896)
Equity Residential	1,699	(107,037)
Moody’s Corp.	1,235	(108,260)
Wells Fargo & Co.	2,063	(108,431)
JPMorgan Chase & Co.	1,896	(109,247)
American Express Co.	1,155	(109,575)
MetLife, Inc.	1,980	(110,009)

Total Financials		(2,214,893)

CONSUMER DISCRETIONARY - (6.8)%
Las Vegas Sands Corp.	87	(6,631)
Ross Stores, Inc.	245	(16,202)
GNC Holdings, Inc. — Class A	1,092	(37,237)
Liberty Global plc*	1,226	(51,872)
Liberty Global plc — Class A*	1,174	(51,914)
DSW, Inc. — Class A	3,173	(88,654)
Bed Bath & Beyond, Inc.*	1,727	(99,095)
TJX Companies, Inc.	1,876	(99,709)
Priceline Group, Inc.*	83	(99,849)
LKQ Corp.*	3,754	(100,194)
Murphy USA, Inc.*	2,063	(100,860)
Macy’s, Inc.	1,763	(102,289)
Cabela’s,Inc.*	1,679	(104,770)
Nordstrom, Inc.	1,555	(105,631)
Home Depot, Inc.	1,311	(106,139)
Tiffany & Co.	1,061	(106,365)
O’Reilly Automotive, Inc.*	707	(106,474)
Dollar Tree, Inc.*	1,956	(106,524)
Dollar General Corp.*	1,868	(107,148)
Lowe’s Companies, Inc.	2,233	(107,161)
The Gap, Inc.	2,591	(107,708)
Target Corp.	1,860	(107,787)
Walt Disney Co.	1,261	(108,118)
AutoZone, Inc.*	202	(108,320)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,202	(109,875)
Ascena Retail Group, Inc.*	6,432	(109,988)
CBS Corp. — Class B	1,773	(110,174)
Liberty Media Corp. — Class A*	809	(110,574)
Netflix, Inc.*	252	(111,031)
Advance Auto Parts, Inc.	839	(113,199)
CarMax, Inc.*	2,319	(120,612)

Total Consumer Discretionary		(2,922,104)

Total Common Stock Sold Short
(Proceeds $7,887,421)		(8,318,730)

Total Securities Sold Short- (19.4)%
(Proceeds $7,887,421)		$(8,318,730)

Other Assets & Liabilities, net - 11.8%		5,072,891

Total Net Assets - 100.0%		$42,956,336

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2014.
[2]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $920,000
of securities loaned
(cost $35,056,716)	$37,410,096
Repurchase agreements, at value
(cost $8,792,079)	8,792,079

Total investments
(cost $43,848,795)	46,202,175
Segregated cash with broker	5,876,512
Receivables:
Fund shares sold	218,483
Dividends	46,660
Securities lending income	3,307
Interest	5

Total assets	52,347,142

LIABILITIES:
Securities sold short, at value
(proceeds $7,887,421)	8,318,730
Payable for:
Upon return of securities loaned	946,800
Management fees	30,514
Fund shares redeemed	14,491
Investor service fees	8,476
Portfolio accounting fees	3,391
Transfer agent and administrative fees	3,390
Miscellaneous	65,014

Total liabilities	9,390,806

NET ASSETS	$42,956,336

NET ASSETS CONSIST OF:
Paid in capital	$52,634,629
Accumulated net investment loss	(167,097)
Accumulated net realized loss on investments	(11,433,267)
Net unrealized appreciation on investments	1,922,071

Net assets	$42,956,336
Capital shares outstanding	2,940,098
Net asset value per share	$14.61

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $99)	$270,654
Income from securities lending, net	22,024
Interest	692

Total investment income	293,370

EXPENSES:
Management fees	196,674
Transfer agent and administrative fees	21,853
Investor service fees	54,632
Portfolio accounting fees	21,853
Short sales dividend expense	83,800
Prime broker interest expense	34,511
Professional fees	30,833
Custodian fees	2,875
Trustees’ fees*	2,045
Miscellaneous	10,999

Total expenses	460,075

Net investment loss	(166,705)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,540,182
Futures contracts	(10,119)
Securities sold short	(816,157)

Net realized gain	1,713,906

Net change in unrealized appreciation
(depreciation) on:
Investments	(1,622,988)
Securities sold short	(148,279)

Net change in unrealized appreciation
(depreciation)	(1,771,267)

Net realized and unrealized loss	(57,361)

Net decrease in net assets resulting
from operations	$(224,066)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited )	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(166,705)	$(451,631)
Net realized gain on investments	1,713,906	4,833,184
Net change in unrealized appreciation (depreciation) on investments	(1,771,267)	2,605,287

Net increase (decrease) in net assets resulting from operations	(224,066)	6,986,840

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,298)

Total distributions to shareholders	—	(1,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,210,119	19,761,648
Distributions reinvested	—	1,298
Cost of shares redeemed	(5,324,965)	(20,109,182)

Net decrease from capital share transactions	(2,114,846)	(346,236)

Net increase (decrease) in net assets	(2,338,912)	6,639,306

NET ASSETS:
Beginning of period	45,295,248	38,655,942

End of period	$42,956,336	$45,295,248

Accumulated net investment loss at end of period	$(167,097)	$(392)

CAPITAL SHARE ACTIVITY:
Shares sold	219,896	1,474,084
Shares issued from reinvestment of distributions	—	92
Shares redeemed	(367,965)	(1,480,360)

Net decrease in shares	(148,069)	(6,184)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	June 30,	December 31,	December 31,		December 31,	December 31,		December 31,
	2014[a]	2013	2012		2011	2010		2009

Per Share Data
Net asset value, beginning of period	$14.67	$12.49	$11.96		$12.80	$11.51		$9.05

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.14)	—	[c]	(.03)	(.05)		(.03)
Net gain (loss) on investments (realized and unrealized)	(.01)	2.32	.53		(.81)	1.34		2.50

Total from investment operations	(.06)	2.18	.53		(.84)	1.29		2.47

Less distributions from:
Net investment income	—	(—)[d]	—		—	—		(.01)

Total distributions	—	(—)	—		—	—		(.01)

Net asset value, end of period	$14.61	$14.67	$12.49		$11.96	$12.80		$11.51

Total Return[e]	(0.41% )	17.46%	4.43%		(6.56% )	11.21%		27.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,956	$45,295	$38,656		$40,037	$56,043		$68,347

Ratios to average net assets:
Net investment income (loss)	(0.76% )	(1.05% )	0.00%	[h]	(0.26% )	(0.47%	)	(0.33% )
Total expenses[f,g]	2.11%	2.28%	1.86%		1.76%	1.72%		1.71%

Portfolio turnover rate	150%	292%	203%		167%	314%		379%

[a] Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b] Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c] Net investment income (loss) is less than $0.01 per share.
[d] Distributions from net investment income are less than $0.01 per share.
[e] Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f] Does not include expenses of the underlying funds in which the Fund invests.
[g] Total expenses may include interest and dividend expense. Excluding interest and dividend expense related to short sales, operating expense ratios for the periods presented would be:
06/30/14	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

1.56%	1.62%	1.73%	1.76%	1.71%	1.71%
[h] Less than 0.01%.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2014

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

GLOBAL MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE

MUTUAL FUNDS†,3- 66.0%
Guggenheim Strategy Fund III	80,297	$2,006,619
Guggenheim Variable Insurance
Strategy Fund III	80,321	2,006,421
Guggenheim Strategy Fund II	80,236	2,003,487

Total Mutual Funds
(Cost $6,013,320)		6,016,527

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT NOTES††- 4.4%
Federal Home Loan Bank[1]
0.03% due 07/02/14	$200,000	200,000
Federal Farm Credit Bank[1]
0.04% due 07/22/14	200,000	199,995

Total Federal Agency Discount Notes
(Cost $399,995)		399,995

REPURCHASE AGREEMENTS††,2- 18.6%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	357,038	357,038
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	341,754	341,754
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	338,247	338,247
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	338,247	338,247
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	319,456	319,456

Total Repurchase Agreements
(Cost $1,694,742)		1,694,742

Total Investments - 89.0%
(Cost $8,108,057)		$8,111,264

Other Assets & Liabilities, net - 11.0%		998,523

Total Net Assets - 100.0%		$9,109,787

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2014 Live Cattle
Futures Contracts (Aggregate Value of
Contracts $1,084,680)	18	$91,873
September 2014 Brent Crude
Futures Contracts (Aggregate Value of
Contracts $560,650)	5	12,081
August 2014 WTI Crude
Futures Contracts (Aggregate Value of
Contracts $421,680)	4	7,303
August 2014 Lean Hogs
Futures Contracts (Aggregate Value of
Contracts $265,650)	5	7,198
August 2014 Gold 100 oz.
Futures Contracts (Aggregate Value of
Contracts $399,030)	3	6,198
August 2014 LME Zinc
Futures Contracts (Aggregate Value of
Contracts $110,693)	2	5,591
August 2014 LME Nickel
Futures Contracts (Aggregate Value of
Contracts $14,078)	1	4,371
August 2014 Gasoline RBOB
Futures Contracts (Aggregate Value of
Contracts $127,835)	1	3,338
August 2014 New York Harbor Ultra-Low
Sulfur Diesel
Futures Contracts (Aggregate Value of
Contracts $374,938)	3	2,274
September 2014 Copper
Futures Contracts (Aggregate Value of
Contracts $80,113)	1	154
August 2014 Natural Gas
Futures Contracts (Aggregate Value of
Contracts $89,220)	2	(663)
November 2014 Soybean
Futures Contracts (Aggregate Value of
Contracts $345,900)	6	(24,043)

(Total Aggregate Value
of Contracts $3,974,467)		$115,675

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 Euro - Bund
Futures Contracts†† (Aggregate Value of
Contracts $2,215,212)	11	$35,858
September 2014 Japanese Government 10 Year Bond
Futures Contracts†† (Aggregate Value of
Contracts $10,061,594)	7	34,955
September 2014 Euro - Bobl
Futures Contracts†† (Aggregate Value of
Contracts $3,860,505)	22	26,029
September 2014 Australian Government 3 Year Bond
Futures Contracts†† (Aggregate Value of
Contracts $2,271,885)	22	5,711
September 2014 U.S. Treasury Long Bond Futures
Contracts (Aggregate Value of
Contracts $822,375)	6	2,270
September 2014 Euro - Schatz
Futures Contracts†† (Aggregate Value of
Contracts $,455,083)	36	1,793

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

GLOBAL MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

September 2014 Canadian Government 10 Year Bond
Futures Contracts†† (Aggregate Value of
Contracts $254,815)	2	$604

(Total Aggregate Value
of Contracts $24,941,469)		$107,220

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 British Pound
Futures Contracts (Aggregate Value of
Contracts $2,031,219)	19	39,879
September 2014 Euro FX
Futures Contracts (Aggregate Value of
Contracts $513,675)	3	5,693
September 2014 Australian Dollar
Futures Contracts (Aggregate Value of
Contracts $750,160)	8	4,530
September 2014 Swiss Franc
Futures Contracts (Aggregate Value of
Contracts $282,125)	2	1,659

(Total Aggregate Value
of Contracts $3,577,179)		$51,761

EQUITY FUTURES CONTRACTS PURCHASED†
July 2014 MSCI Taiwan Stock Index
Futures Contracts (Aggregate Value of
Contracts $1,160,529)	35	$19,325
September 2014 S&P MidCap 400 Index Mini
Futures Contracts (Aggregate Value of
Contracts $858,480)	6	14,403
September 2014 NASDAQ-100 Index Mini
Futures Contracts (Aggregate Value of
Contracts $998,920)	13	13,545
July 2014 Hang Seng Index
Futures Contracts†† (Aggregate Value of
Contracts $446,822)	3	7,553
September 2014 SPI 200 Index
Futures Contracts†† (Aggregate Value of
Contracts $884,860)	7	6,217
September 2014 Nikkei 225 (OSE) Index
Futures Contracts†† (Aggregate Value of
Contracts $299,106)	2	3,907
September 2014 S&P 500 Index Mini
Futures Contracts (Aggregate Value of
Contracts $780,800)	8	3,587
September 2014 Topix Index
Futures Contracts†† (Aggregate Value of
Contracts $124,759)	1	2,584
September 2014 Dow Jones Industrial
Average Index Mini
Futures Contracts (Aggregate Value of
Contracts $418,550)	5	(1,650)
July 2014 CAC40 10 Euro Index
Futures Contracts†† (Aggregate Value of
Contracts $121,079)	2	(2,907)
September 2014 DAX Index
Futures Contracts†† (Aggregate Value of
Contracts $336,688)	1	(3,761)
July 2014 Amsterdam Index
Futures Contracts†† (Aggregate Value of
Contracts $565,345)	5	(4,157)
July 2014 IBEX 35 Index
Futures Contracts†† (Aggregate Value of
Contracts $891,467)	6	(10,741)

(Total Aggregate Value
of Contracts $7,887,405)		$47,905

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Wheat
Futures Contracts (Aggregate Value of
Contracts $432,375)	15	$18,018
September 2014 Corn
Futures Contracts (Aggregate Value of
Contracts $229,350)	11	13,753
September 2014 Hard Red Winter Wheat
Futures Contracts (Aggregate Value of
Contracts $209,850)	6	9,329
December 2014 Cotton #2
Futures Contracts (Aggregate Value of
Contracts $146,840)	4	4,838
August 2014 Gas Oil
Futures Contracts (Aggregate Value of
Contracts $91,750)	1	(2,147)
October 2014 Sugar #11
Futures Contracts (Aggregate Value of
Contracts $262,808)	13	(5,024)
August 2014 LME Primary Aluminum
Futures Contracts (Aggregate Value of
Contracts $422,798)	9	(5,038)
September 2014 Silver
Futures Contracts (Aggregate Value of
Contracts $105,775)	1	(9,705)

(Total Aggregate Value
of Contracts $1,901,546)		$24,024

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 FTSE 100 Index
Futures Contracts†† (Aggregate Value of
Contracts $573,556)	5	$2,331
July 2014 H-Shares Index
Futures Contracts†† (Aggregate Value of
Contracts $131,825)	2	(1,117)
September 2014 Russell 2000 Index Mini
Futures Contracts (Aggregate Value of
Contracts $237,560)	2	(4,077)

(Total Aggregate Value
of Contracts $942,941)		$(2,863)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

GLOBAL MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	LOSS

INTEREST RATE FUTURES CONTRACTS SOLD SHORT
September 2014 U.S. Treasury 10 Year Note
Futures Contracts (Aggregate Value of
Contracts $375,422)	3	$(2,598)
September 2014 Long Gilt
Futures Contracts†† (Aggregate Value of
Contracts $564,211)	3	(3,565)
September 2014 Australian Government 10 Year Bond
Futures Contracts†† (Aggregate Value of
Contracts $227,130)	2	(3,833)
September 2014 U.S. Treasury 5 Year Note
Futures Contracts (Aggregate Value of
Contracts $1,194,375)	10	(4,318)

(Total Aggregate Value
of Contracts $2,361,138)		$(14,314)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2014 Canadian Dollar
Futures Contracts (Aggregate Value of
Contracts $187,100)	2	$(3,899)
September 2014 Japanese Yen
Futures Contracts (Aggregate Value of
Contracts $1,111,163)	9	(11,086)

(Total Aggregate Value
of Contracts $1,298,263)		$(14,985)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Investment in a product that is related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value
(cost $6,413,315)	$6,416,522
Repurchase agreements, at value
(cost $1,694,742)	1,694,742

Total investments
(cost $8,108,057)	8,111,264
Segregated cash with broker	1,006,035
Receivables:
Variation margin	45,471
Fund shares sold	11,013
Dividends	8,413
Interest	1

Total assets	9,182,197

LIABILITIES:
Segregated cash from broker	51,069
Due to custodian	104
Payable for:
Management fees	6,355
Investor service fees	1,765
Fund shares redeemed	1,143
Transfer agent and administrative fees	706
Portfolio accounting fees	706
Miscellaneous	10,562

Total liabilities	72,410

NET ASSETS	$9,109,787

NET ASSETS CONSIST OF:
Paid in capital	$9,443,743
Accumulated net investment loss	(47,492)
Accumulated net realized loss on investments and foreign currency	(604,104)
Net unrealized appreciation on investments and foreign currency	317,640

Net assets	$9,109,787
Capital shares outstanding	495,539
Net asset value per share	$18.38

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$21,733
Interest	330

Total investment income	22,063

EXPENSES:
Management fees	42,980
Transfer agent and administrative fees	4,375
Investor service fees	10,937
Portfolio accounting fees	4,375
Professional fees	6,601
Custodian fees	566
Trustees’ fees*	416
Line of credit interest expense	69
Miscellaneous	2,812

Total expenses	73,131
Less:
Expenses waived by Advisor	(3,576)

Net expenses	69,555

Net investment loss	(47,492)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1)
Futures contracts	13,446
Foreign currency	740

Net realized gain	14,185

Net change in unrealized appreciation
(depreciation) on:
Investments	3,205
Futures contracts	(101,365)
Foreign currency	(23)

Net change in unrealized appreciation
(depreciation)	(98,183)

Net realized and unrealized loss	(83,998)

Net decrease in net assets resulting
from operations	$(131,490)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(47,492)	$(138,434)
Net realized gain (loss) on investments and foreign currency	14,185	(6,852)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(98,183)	351,748

Net increase (decrease) in net assets resulting from operations	(131,490)	206,462

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,569,852	3,214,155
Cost of shares redeemed	(1,559,361)	(3,508,898)

Net increase (decrease) from capital share transactions	10,491	(294,743)

Net decrease in net assets	(120,999)	(88,281)

NET ASSETS:
Beginning of period	9,230,786	9,319,067

End of period	$9,109,787	$9,230,786

Accumulated net investment loss at end of period	$(47,492)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	87,152	178,063
Shares redeemed	(87,818)	(195,169)

Net decrease in shares	(666)	(17,106)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2014[a]	2013		2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$18.60	$18.15		$20.44	$22.37	$23.19	$24.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.29)		(.36)	(.46)	(.43)	(.49)
Net gain (loss) on investments (realized and unrealized)	(.12)	.74		(1.93)	(1.47)	(.39)	(.42)

Total from investment operations	(.22)	.45		(2.29)	(1.93)	(.82)	(.91)

Net asset value, end of period	$18.38	$18.60		$18.15	$20.44	$22.37	$23.19

Total Return[c]	(1.29% )	2.59%		(11.20% )	(8.63% )	(3.54% )	(3.78% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,110	$9,231		$9,319	$14,530	$15,633	$28,633

Ratios to average net assets:
Net investment income (loss)	(1.09% )	(1.60%	)	(1.89% )	(2.10% )	(1.96% )	(2.08% )
Total expenses[d]	1.67%	1.76%		2.05%	2.26%	2.19%	2.32%
Net expenses[e]	1.59%	1.64%		2.00%	2.15%	2.09%	2.20%

Portfolio turnover rate	—	—		—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 29, 2005

Ten Largest Holdings (% of Total Net Assets)

Guggenheim Strategy Fund II	1.5%
Emeritus Corp.	1.4%
Forest Laboratories, Inc.	1.3%
UNS Energy Corp.	1.3%
Susser Holdings Corp.	1.2%
Time Warner Cable, Inc.	1.1%
Pepco Holdings, Inc.	1.1%
Hudson City Bancorp, Inc.	0.9%
Covidien plc	0.9%
Questcor Pharmaceuticals, Inc.	0.7%

Top Ten Total	11.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

COMMON STOCKS† - 37.5%

HEALTH CARE - 6.8%
Emeritus Corp.*,1	15,068	$476,902
Forest Laboratories, Inc.*,1	4,638	459,163
Covidien plc	3,342	301,381
Questcor Pharmaceuticals, Inc.[2]	2,718	251,388
Nordion, Inc.*,1	7,706	96,787
Omnicare, Inc.[1]	986	65,638
Express Scripts Holding Co.*,1	922	63,922
MEDNAX, Inc.*,1	1,097	63,791
DENTSPLY International, Inc.[1]	1,335	63,213
Cooper Companies, Inc.[1]	429	58,142
Humana, Inc.[1]	413	52,749
Pfizer, Inc.[1]	1,710	50,753
United Therapeutics Corp.*,1	548	48,493
Chindex International, Inc.*,1	1,987	47,072
Amgen, Inc.[1]	363	42,968
Covance, Inc.*,1	477	40,822
Johnson & Johnson[1]	294	30,758
Charles River Laboratories International, Inc.*,1	477	25,529
Idenix Pharmaceuticals, Inc.*	829	19,979
UnitedHealth Group, Inc.[1]	207	16,922
Universal Health Services, Inc. — Class B1	159	15,226
Biogen Idec, Inc.*,1	48	15,135
Regeneron Pharmaceuticals, Inc.*,1	48	13,559
DaVita HealthCare Partners, Inc.*,1	151	10,920
Jazz Pharmaceuticals plc*,1	48	7,056
PerkinElmer, Inc.[1]	40	1,874
Quest Diagnostics, Inc.[1]	24	1,409

Total Health Care		2,341,551

FINANCIALS - 6.2%
Hudson City Bancorp, Inc.[1]	32,067	315,219
Protective Life Corp.[1]	3,521	244,111
OmniAmerican Bancorp, Inc.[1]	7,858	196,450
Kemper Corp.[1]	1,844	67,970
Hanover Insurance Group, Inc.[1]	1,057	66,751
Chimera Investment Corp.[1]	20,618	65,772
Everest Re Group Ltd.[1]	405	64,998
MFA Financial, Inc.[1]	7,805	64,079
ACE Ltd.[1]	612	63,465
Morgan Stanley[1]	1,963	63,464
CNA Financial Corp.[1]	1,558	62,974
Old Republic International Corp.[1]	3,784	62,587
Synovus Financial Corp.	2,478	60,414
Regions Financial Corp.[1]	5,675	60,269
Berkshire Hathaway, Inc. — Class B*,1	475	60,116
Wells Fargo & Co.[1]	1,089	57,237
New York Community Bancorp, Inc.[1]	3,520	56,250
Ameriprise Financial, Inc.[1]	413	49,559
Allstate Corp.[1]	842	49,442
PartnerRe Ltd.[1]	389	42,483
Corrections Corporation of America[1]	1,153	37,875
Capital One Financial Corp.[1]	429	35,434
First Citizens BancShares, Inc. — Class A1	135	33,075
Fifth Third Bancorp[1]	1,431	30,552
XL Group plc — Class A1	731	23,926
SunTrust Banks, Inc.[1]	572	22,914
KeyCorp[1]	1,542	22,097
Axis Capital Holdings Ltd.[1]	493	21,830
Extra Space Storage, Inc.[1]	374	19,916
Annaly Capital Management, Inc.[1]	1,645	18,802
Hartford Financial Services Group, Inc.[1]	525	18,800
Tower Group International Ltd.[1]	8,887	15,997
Navient Corp.[1]	874	15,479
Bank of America Corp.[1]	715	10,990
PNC Financial Services Group, Inc.[1]	95	8,460
Reinsurance Group of America, Inc. — Class A1	87	6,864
Travelers Companies, Inc.[1]	64	6,020
Public Storage[1]	16	2,742
Assurant, Inc.[1]	40	2,622
Unum Group[1]	16	556
Franklin Resources, Inc.	8	463

Total Financials		2,129,024

INFORMATION TECHNOLOGY - 5.6%
Tokyo Electron Ltd. ADR	10,540	180,129
RDA Microelectronics, Inc. ADR[1]	10,093	172,691
MICROS Systems, Inc.*	1,728	117,331
Giant Interactive Group, Inc. ADR[1]	7,611	90,114
iSoftStone Holdings Ltd. ADR*	13,919	75,997
Intel Corp.[1]	2,424	74,902
SanDisk Corp.[1]	660	68,925
Activision Blizzard, Inc.[1]	3,028	67,524
Microsoft Corp.[1]	1,590	66,303
Cisco Systems, Inc.[1]	2,607	64,783
DST Systems, Inc.[1]	700	64,518
CA, Inc.[1]	2,170	62,366
AutoNavi Holdings Ltd. ADR*,1	2,759	57,662
Hewlett-Packard Co.[1]	1,709	57,559
Computer Sciences Corp.[1]	835	52,772
Broadridge Financial Solutions, Inc.[1]	1,248	51,967
AVX Corp.[1]	3,569	47,396
QUALCOMM, Inc.[1]	580	45,936
EMC Corp.[1]	1,558	41,038
Brocade Communications Systems, Inc.[1]	4,014	36,929
IAC/InterActiveCorp[1]	532	36,831
Fidelity National Information Services, Inc.[1]	636	34,815
Apple, Inc.[1]	336	31,224
CoreLogic, Inc.*,1	994	30,178
Ebix, Inc.[2]	2,064	29,536
Xerox Corp.[1]	2,369	29,470
Ingram Micro, Inc. — Class A*,1	851	24,857
NVIDIA Corp.[1]	1,319	24,454
Corning, Inc.[1]	1,089	23,904
Western Digital Corp.[1]	246	22,706
Lexmark International, Inc. — Class A1	453	21,816
Montage Technology Group Ltd.*	942	19,490
Micron Technology, Inc.*,1	501	16,508
Skyworks Solutions, Inc.[1]	334	15,685
Oracle Corp.[1]	350	14,186
First Solar, Inc.*,1	167	11,867
Leidos Holdings, Inc.[1]	270	10,352
FLIR Systems, Inc.[1]	199	6,911
Arrow Electronics, Inc.*,1	72	4,350
KLA-Tencor Corp.[1]	48	3,487
Harris Corp.	8	606

Total Information Technology		1,910,075

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

UTILITIES - 4.4%
UNS Energy Corp.[1]	7,230	$436,763
Pepco Holdings, Inc.[1]	14,123	388,100
Integrys Energy Group, Inc.[1]	1,531	108,900
Westar Energy, Inc.[1]	1,780	67,978
Great Plains Energy, Inc.[1]	2,472	66,423
Ameren Corp.[1]	1,598	65,326
DTE Energy Co.[1]	803	62,530
Pinnacle West Capital Corp.[1]	1,025	59,286
Atmos Energy Corp.[1]	1,002	53,506
NRG Energy, Inc.[1]	1,200	44,640
Northeast Utilities[1]	827	39,092
AES Corp.[1]	1,839	28,596
AGL Resources, Inc.[1]	397	21,847
UGI Corp.[1]	405	20,453
Xcel Energy, Inc.[1]	485	15,632
Public Service Enterprise Group, Inc.[1]	318	12,971
Alliant Energy Corp.[1]	159	9,677
Duke Energy Corp.[1]	40	2,968

Total Utilities		1,504,688

CONSUMER DISCRETIONARY - 4.4%
Time Warner Cable, Inc.[1]	2,645	389,609
DIRECTV*,1	2,404	204,364
RG Barry Corp.[1]	4,410	83,569
Lowe’s Companies, Inc.[1]	1,407	67,522
Liberty Interactive Corp. — Class A*,1	2,218	65,120
Time Warner, Inc.[1]	914	64,208
Whirlpool Corp.[1]	437	60,839
Lear Corp.[1]	636	56,808
Wyndham Worldwide Corp.[1]	739	55,957
Macy’s, Inc.[1]	914	53,030
Wendy’s Co.[1]	5,937	50,642
Thomson Reuters Corp.	1,296	47,122
The Gap, Inc.[1]	986	40,987
Garmin Ltd.[1]	572	34,834
Leggett & Platt, Inc.[1]	874	29,961
Gannett Company, Inc.[1]	954	29,870
GameStop Corp. — Class A1	708	28,653
Apollo Education Group, Inc. — Class A*,1	676	21,125
Royal Caribbean Cruises Ltd.[1]	326	18,126
PulteGroup, Inc.[1]	795	16,027
Darden Restaurants, Inc.[1]	262	12,123
Deckers Outdoor Corp.*,[1]	135	11,655
Dillard’s, Inc. — Class A1	95	11,078
Visteon Corp.*,1	111	10,768
Hanesbrands, Inc.[1]	87	8,564
DeVry Education Group, Inc.[1]	183	7,748
Ford Motor Co.[1]	294	5,069
Kohl’s Corp.[1]	64	3,372
Time, Inc.*,1	114	2,761
Viacom, Inc. — Class B1	24	2,082
General Motors Co.[1]	32	1,162
Brinker International, Inc.	8	389

Total Consumer Discretionary		1,495,144

CONSUMER STAPLES - 3.3%
Susser Holdings Corp.*,1	4,899	395,448
Safeway, Inc.[1]	4,353	149,482
Molson Coors Brewing Co. — Class B1	986	73,122
Kroger Co.[1]	1,359	67,175
Archer-Daniels-Midland Co.[1]	1,447	63,827
CVS Caremark Corp.[1]	835	62,933
Tyson Foods, Inc. — Class A1	1,550	58,186
Hormel Foods Corp.[1]	1,057	52,163
General Mills, Inc.[1]	962	50,543
Energizer Holdings, Inc.[1]	413	50,399
JM Smucker Co.[1]	254	27,069
Walgreen Co.[1]	350	25,946
Herbalife Ltd.	374	24,138
Constellation Brands, Inc. — Class A*,1	151	13,308
Nu Skin Enterprises, Inc. — Class A1	119	8,801
Keurig Green Mountain, Inc.[1]	56	6,978
Coca-Cola Enterprises, Inc.[1]	80	3,822

Total Consumer Staples		1,133,340

INDUSTRIALS - 2.8%
Republic Services, Inc. — Class A1	1,819	69,067
Southwest Airlines Co.[1]	2,544	68,331
Oshkosh Corp.[1]	1,208	67,081
AMERCO[1]	230	66,875
Dover Corp.[1]	731	66,485
FedEx Corp.[1]	390	59,037
Trinity Industries, Inc.[1]	1,336	58,410
Crane Co.[1]	755	56,143
URS Corp.[1]	1,161	53,233
Air Lease Corp. — Class A1	1,312	50,616
Alliant Techsystems, Inc.[1]	374	50,087
Exelis, Inc.[1]	2,528	42,925
AECOM Technology Corp.*,1	1,296	41,731
Northrop Grumman Corp.[1]	342	40,913
Ryder System, Inc.[1]	413	36,381
Pitney Bowes, Inc.[1]	938	25,908
GATX Corp.[1]	270	18,074
Alaska Air Group, Inc.[1]	175	16,634
AGCO Corp.[1]	207	11,638
Raytheon Co.[1]	119	10,978
Union Pacific Corp.[1]	106	10,574
Manpowergroup, Inc.[1]	119	10,097
United Rentals, Inc.*,1	87	9,112
Snap-on, Inc.[1]	64	7,585
General Electric Co.[1]	262	6,885
WABCO Holdings, Inc.*,1	40	4,273
Ingersoll-Rand plc[1]	56	3,501
Dun & Bradstreet Corp.[1]	24	2,645
ITT Corp.[1]	24	1,154
PACCAR, Inc.[1]	16	1,005
General Dynamics Corp.	8	932

Total Industrials		968,310

MATERIALS - 1.8%
Yongye International, Inc.*,2	13,920	97,579
Dow Chemical Co.[1]	1,256	64,633
LyondellBasell Industries N.V. — Class A1	660	64,449
Rock-Tenn Co. — Class A1	596	62,932
Reliance Steel & Aluminum Co.[1]	835	61,548
CF Industries Holdings, Inc.[1]	238	57,246
Steel Dynamics, Inc.[1]	2,997	53,796
Avery Dennison Corp.[1]	1,002	51,353
PetroLogistics, LP	3,444	49,456

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

Cabot Corp.[1]	421	$24,414
Ashland, Inc.[1]	199	21,639
Sonoco Products Co.[1]	127	5,579
Packaging Corporation of America[1]	56	4,003
Westlake Chemical Corp.[1]	32	2,680
Domtar Corp.[1]	32	1,371
International Paper Co.[1]	16	808

Total Materials		623,486

ENERGY - 1.6%
Hess Corp.[1]	715	70,706
Devon Energy Corp.[1]	890	70,666
Chevron Corp.[1]	509	66,450
Murphy Oil Corp.[1]	986	65,549
ConocoPhillips[1]	668	57,268
Helmerich & Payne, Inc.[1]	334	38,781
Denbury Resources, Inc.[1]	2,035	37,566
Rowan Companies plc — Class A1	1,049	33,495
Chesapeake Energy Corp.[1]	922	28,656
Superior Energy Services, Inc.[1]	747	26,997
Occidental Petroleum Corp.[1]	223	22,886
Valero Energy Corp.[1]	286	14,329
Phillips 66[1]	175	14,075
Energen Corp.[1]	111	9,866
Unit Corp.*,1	16	1,101
Apache Corp.	8	805
Energy XXI Bermuda Ltd.[1]	1	24

Total Energy		559,220

TELECOMMUNICATION SERVICES - 0.6%
tw telecom, Inc. — Class A*	1,460	58,853
Frontier Communications Corp.[1]	8,772	51,228
Cbeyond, Inc.*,1	4,693	46,695
Verizon Communications, Inc.[1]	509	24,905
Windstream Holdings, Inc.	731	7,281

Total Telecommunication Services		188,962

Total Common Stocks
(Cost $11,358,082)		12,853,800

RIGHTS†† - 0.0%
Gabelli Healthcare & WellnessRx Trust (The)
Expires 07/08/14	4,390	1,670

Total Rights
(Cost $1,755)		1,670

MUTUAL FUNDS†,8 - 8.0%
Guggenheim Strategy Fund I	90,149	2,249,221
Guggenheim Strategy Fund II	20,029	500,112

Total Mutual Funds
(Cost $2,751,336)		2,749,333

CLOSED-END FUNDS† - 9.0%
Nuveen Dividend Advantage Municipal
Income Fund	9,800	138,768
Adams Express Co.[1]	9,614	132,194
Western Asset/Claymore Inflation-Linked
Opportunities & Income Fund[1,7]	10,732	132,111
AllianzGI Equity & Convertible
Income Fund[1]	5,797	117,099
Cohen & Steers REIT and Preferred
Income Fund, Inc.[1]	6,450	116,294
Nuveen Maryland Premium Income Municipal Fund	5,706	73,493
BlackRock Enhanced Equity Dividend Trust[1]	8,661	72,666
BlackRock Income Opportunity Trust, Inc.	6,516	70,764
Western Asset/Claymore Inflation-Linked
Securities & Income Fund[1,7]	5,762	70,469
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	5,705	57,963
Tri-Continental Corp.[1]	2,684	56,310
Zweig Total Return Fund, Inc.[1]	3,785	54,466
GDL Fund	4,786	51,976
BlackRock Credit Allocation Income Trust[1]	3,668	50,435
Swiss Helvetia Fund, Inc.[1]	3,431	49,990
Advent Claymore Convertible Securities and
Income Fund II1,7	6,069	46,489
Gabelli Healthcare & WellnessRx Trust[1]	4,390	45,393
Madison Covered Call & Equity Strategy Fund[1]	3,871	34,026
First Trust Enhanced Equity Income Fund	2,320	33,547
Western Asset Worldwide Income Fund, Inc.[1]	2,517	33,099
General American Investors Company, Inc.[1]	886	32,614
BlackRock MuniYield Michigan Quality Fund II, Inc.	2,464	31,958
Clough Global Allocation Fund	2,020	31,189
Putnam High Income Securities Fund[1]	2,949	25,686
Morgan Stanley Income Securities, Inc.[1]	1,361	24,566
MFS InterMarket Income Trust I1	2,854	24,345
Central Europe Russia and Turkey Fund, Inc.	757	22,173
New Ireland Fund, Inc.[1]	1,484	20,227
Morgan Stanley India Investment Fund, Inc.*,1	837	19,368
Lazard Global Total Return and Income Fund, Inc.[1]	1,018	18,914
China Fund, Inc.[1]	872	18,460
Korea Equity Fund, Inc.[1]	2,080	18,387
Brookfield Global Listed Infrastructure
Income Fund, Inc.[1]	730	18,293
Tortoise Energy Independence Fund, Inc.[1]	620	17,433
Petroleum & Resources Corp.[1]	557	17,367
Duff & Phelps Global Utility Income Fund, Inc.[1]	788	17,327
Voya Natural Resources Equity Income Fund[2]	1,500	17,249
BlackRock Energy and Resources Trust[1]	636	17,153
Nuveen Global Equity Income Fund[1]	1,163	17,131
BlackRock Utility and Infrastructure Trust[1]	817	17,108
Cohen & Steers Infrastructure Fund, Inc.[1]	696	17,045
Templeton Dragon Fund, Inc.[1]	645	16,673
Macquarie Global Infrastructure Total
Return Fund, Inc.	647	16,647
BlackRock Resources & Commodities
Strategy Trust[1]	1,340	16,629
LMP Capital and Income Fund, Inc.[1]	936	16,605
CBRE Clarion Global Real Estate Income Fund[1]	1,820	16,580
Cohen & Steers Quality Income Realty Fund, Inc.[1]	1,468	16,515
First Trust Aberdeen Global Opportunity
Income Fund[1]	1,123	16,486
Calamos Global Dynamic Income Fund[1]	1,680	16,464
John Hancock Premium Dividend Fund[1]	1,208	16,417
Neuberger Berman Real Estate Securities
Income Fund, Inc.[1]	3,277	16,385
Western Asset Emerging Markets Debt Fund, Inc.	891	16,377
Japan Smaller Capitalization Fund, Inc.[1]	1,730	16,349
Western Asset Emerging Markets Income Fund, Inc.	1,263	16,331
Cohen & Steers Limited Duration Preferred and
Income Fund, Inc.[1]	639	16,269
Alpine Total Dynamic Dividend Fund[1]	1,813	16,172
BlackRock Core Bond Trust[1]	1,157	16,152

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

Nuveen Build American Bond Term Fund	787	$16,134
BlackRock Real Asset Equity Trust[1]	1,717	16,123
Delaware Investments National Municipal
Income Fund	1,244	16,121
Korea Fund, Inc.*,1	377	16,105
Eaton Vance Tax-Advantaged Dividend
Income Fund[1]	777	16,084
First Trust Intermediate Duration Preferred &
Income Fund[1]	701	16,032
BlackRock Multi-Sector Income Trust	858	15,873
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	1,173	15,859
Eaton Vance Enhanced Equity Income Fund[1]	1,153	15,854
Nuveen Equity Premium Income Fund[1]	1,208	15,837
Ellsworth Fund Ltd.[1]	1,792	15,823
Zweig Fund, Inc.[1]	1,008	15,775
Nuveen New Jersey Dividend Advantage
Municipal Fund	1,159	15,739
AllianceBernstein Income Fund, Inc.[1]	2,090	15,717
Western Asset Global Corporate Defined
Opportunity Fund, Inc.[1,7]	839	15,681
MFS Multimarket Income Trust[1]	2,336	15,534
First Trust High Income Long/Short Fund[1]	855	15,518
Wells Fargo Advantage Multi-Sector
Income Fund[1]	1,040	15,496
MFS Charter Income Trust[1]	1,674	15,468
Bancroft Fund Ltd.[1]	761	15,357
Liberty All Star Equity Fund	2,554	15,350
Ivy High Income Opportunities Fund[1]	829	15,337
BlackRock Global Opportunities Equity Trust	1,016	15,291
Eaton Vance Risk-Managed Diversified Equity
Income Fund[1]	1,319	15,221
Franklin Limited Duration Income Trust	1,160	15,173
Clough Global Opportunities Fund[1]	1,167	15,171
Royce Value Trust, Inc.[1]	946	15,136
Gabelli Dividend & Income Trust	690	15,111
BlackRock International Growth and
Income Trust	1,833	15,104
Royce Micro-Capital Trust, Inc.[1]	1,182	14,917
India Fund, Inc.[1]	469	11,903
Cushing Renaissance Fund[1]	376	10,686
Morgan Stanley Asia-Pacific Fund, Inc.	638	10,661
Asia Tigers Fund, Inc.	879	10,618
Global High Income Fund, Inc.[1]	1,002	10,391
Cutwater Select Income Fund	514	10,352
First Trust Dividend and Income Fund	1,101	10,327
Central Securities Corp.[1]	439	10,295
Guggenheim Equal Weight Enhanced Equity
Income Fund[1,6]	512	10,255
Virtus Global Multi-Sector Income Fund[1]	574	10,252
Nuveen Tax-Advantaged Dividend Growth Fund[1]	628	10,236
Nuveen Build America Bond Opportunity Fund	474	10,205
Cohen & Steers Total Return Realty Fund, Inc.[1]	821	10,179
Invesco Bond Fund[1]	529	10,146
Alpine Global Dynamic Dividend Fund[1]	965	10,142
Delaware Enhanced Global Dividend &
Income Fund[1]	793	10,063
Madison Strategic Sector Premium Fund	782	10,017
DWS Global High Income Fund, Inc.	1,188	9,991
Strategic Global Income Fund, Inc.[1]	1,062	9,930
Nuveen Diversified Dividend & Income Fund[1]	809	9,918
Nuveen Equity Premium and Growth Fund	672	9,724
New America High Income Fund, Inc.[1]	968	9,719
Source Capital, Inc.[1]	138	9,657
Clough Global Equity Fund[1]	611	9,458
Nuveen Pennsylvania Investment Quality
Municipal Fund	557	7,742
Lazard World Dividend & Income Fund, Inc.[1]	486	7,382
Boulder Total Return Fund, Inc.[1]	285	7,310
American Select Portfolio	682	7,297
RMR Real Estate Income Fund[1]	366	7,210
First Trust Aberdeen Emerging Opportunity Fund*,1	377	7,204
Morgan Stanley Emerging Markets Fund, Inc.	448	7,186
LMP Real Estate Income Fund, Inc.[1]	622	7,159
Royce Focus Trust, Inc.	835	7,139
Boulder Growth & Income Fund, Inc.[1]	836	7,123
Western Asset Income Fund[1]	505	7,014
New Germany Fund, Inc.	375	6,994
Fort Dearborn Income Securities, Inc.[1]	465	6,924
Aberdeen Latin America Equity Fund, Inc.[1]	229	6,840
Transamerica Income Shares, Inc. — Class E1	321	6,799
BlackRock EcoSolutions Investment Trust	815	6,756
European Equity Fund, Inc.[1]	741	6,676
Mexico Equity & Income Fund, Inc.[1]	412	6,633
Advent/Claymore Enhanced Growth &
Income Fund[7]	642	6,613
Aberdeen Greater China Fund, Inc.	615	6,427
Delaware Investments Dividend &
Income Fund, Inc.[1]	603	6,332
Gabelli Global Utility & Income Trust[1]	288	6,008
BlackRock Dividend Income Trust	445	5,999
Montgomery Street Income Securities, Inc.[1]	353	5,888
Taiwan Fund, Inc.*	272	5,573
Aberdeen Singapore Fund, Inc.[1]	360	4,702
Asia Pacific Fund, Inc.*,[1]	413	4,564
American Income Fund, Inc.[1]	584	4,532
MFS Intermediate High Income Fund	1,433	4,213
Aberdeen Emerging Markets Smaller Company
Opportunities Fund, Inc.[1]	259	3,724
First Opportunity Fund, Inc.[1]	346	3,329
Gabelli Global Small and Mid Capital Value Trust*	69	744
Latin American Discovery Fund, Inc.[1]	37	508
Denali Fund, Inc.	22	469
JPMorgan China Region Fund, Inc.[1]	30	457

Total Closed-End Funds
(Cost $2,763,462)		$3,055,132

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,3 - 43.6%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	$3,143,902	3,143,902
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	3,009,315	3,009,315
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	2,978,433	2,978,433

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	$2,978,433	$2,978,433
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	2,812,965	2,812,965

Total Repurchase Agreements
(Cost $14,923,048)		14,923,048

SECURITIES LENDING COLLATERAL††,4 - 0.8%

Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	163,555	163,555
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	120,514	120,514
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	6,856	6,856

Total Securities Lending Collateral
(Cost $290,925)		290,925

Total Investments - 98.9%
(Cost $32,088,608)		$33,873,908

	SHARES

COMMON STOCKS SOLD SHORT† - (29.3)%

TELECOMMUNICATION SERVICES - (0.7)%
Intelsat S.A.*	1,663	(31,331)
SBA Communications Corp. — Class A*	311	(31,815)
Level 3 Communications, Inc.*	1,022	(44,876)
AT&T, Inc.	3,366	(119,021)

Total Telecommunication Services		(227,043)

MATERIALS - (1.4)%
Kronos Worldwide, Inc.	103	(1,614)
Celanese Corp. — Class A	151	(9,706)
PPG Industries, Inc.	64	(13,450)
WR Grace & Co.*	143	(13,518)
AptarGroup, Inc.	294	(19,701)
Tahoe Resources, Inc.*	764	(20,017)
Newmont Mining Corp.	906	(23,049)
Huntsman Corp.	852	(23,941)
FMC Corp.	390	(27,764)
Eagle Materials, Inc.	311	(29,321)
EI du Pont de Nemours & Co.	462	(30,233)
Praxair, Inc.	239	(31,749)
Southern Copper Corp.	1,051	(31,919)
Compass Minerals International, Inc.	334	(31,977)
Royal Gold, Inc.	422	(32,122)
Valspar Corp.	422	(32,152)
Cytec Industries, Inc.	311	(32,785)
Ball Corp.	525	(32,907)
MeadWestvaco Corp.	796	(35,231)

Total Materials		(473,156)

CONSUMER STAPLES - (1.7)%
Flowers Foods, Inc.	60	(1,265)
Clorox Co.	32	(2,925)
Altria Group, Inc.	96	(4,026)
Kraft Foods Group, Inc.	135	(8,093)
Kellogg Co.	263	(17,279)
WhiteWave Foods Co. — Class A*	581	(18,807)
Wal-Mart Stores, Inc.	279	(20,945)
Whole Foods Market, Inc.	597	(23,062)
Bunge Ltd.	366	(27,684)
Brown-Forman Corp. — Class B	319	(30,041)
Philip Morris International, Inc.	366	(30,858)
Costco Wholesale Corp.	271	(31,208)
Colgate-Palmolive Co.	459	(31,295)
McCormick & Company, Inc.	438	(31,356)
Monster Beverage Corp.*	446	(31,679)
Campbell Soup Co.	693	(31,746)
Estee Lauder Companies, Inc. — Class A	430	(31,932)
Sysco Corp.	860	(32,207)
Coca-Cola Co.	764	(32,363)
Avon Products, Inc.	2,283	(33,354)
Mead Johnson Nutrition Co. — Class A	358	(33,355)
Fresh Market, Inc.*	1,011	(33,838)
Dean Foods Co.	1,938	(34,089)

Total Consumer Staples		(573,407)

UTILITIES - (1.7)%
Vectren Corp.	24	(1,020)
Edison International	48	(2,789)
PG&E Corp.	255	(12,245)
American Water Works Company, Inc.	255	(12,610)
PPL Corp.	470	(16,699)
Exelon Corp.	486	(17,729)
National Fuel Gas Co.	311	(24,351)
Aqua America, Inc.	937	(24,568)
TECO Energy, Inc.	1,512	(27,942)
Dominion Resources, Inc.	435	(31,111)
ITC Holdings Corp.	860	(31,373)
Consolidated Edison, Inc.	549	(31,699)
MDU Resources Group, Inc.	921	(32,327)
Southern Co.	716	(32,492)
NextEra Energy, Inc.	318	(32,589)
Questar Corp.	1,337	(33,158)
Calpine Corp.*	1,409	(33,548)
FirstEnergy Corp.	971	(33,713)
CenterPoint Energy, Inc.	1,329	(33,943)
OGE Energy Corp.	876	(34,234)
Wisconsin Energy Corp.	1,727	(81,031)

Total Utilities		(581,171)

ENERGY - (2.5)%
Tesoro Corp.	40	(2,347)
World Fuel Services Corp.	88	(4,332)
WPX Energy, Inc.*	191	(4,567)
Southwestern Energy Co.*	104	(4,731)
Gulfport Energy Corp.*	80	(5,024)
Oceaneering International, Inc.	199	(15,548)
HollyFrontier Corp.	430	(18,787)
RPC, Inc.	836	(19,638)
PBF Energy, Inc. — Class A	946	(25,211)
Peabody Energy Corp.	1,656	(27,076)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

Cabot Oil & Gas Corp.	844	$(28,814)
Range Resources Corp.	342	(29,737)
Dresser-Rand Group, Inc.*	509	(32,439)
Cameron International Corp.*	486	(32,907)
CONSOL Energy, Inc.	716	(32,986)
Dril-Quip, Inc.*	302	(32,990)
Teekay Corp.	533	(33,179)
Cobalt International Energy, Inc.*	1,823	(33,452)
Kosmos Energy Ltd.*	3,009	(33,791)
Kinder Morgan, Inc.	938	(34,012)
FMC Technologies, Inc.*	565	(34,505)
Concho Resources, Inc.*	239	(34,536)
McDermott International, Inc.*	4,458	(36,065)
Cheniere Energy, Inc.*	549	(39,363)
Williams Companies, Inc.	684	(39,816)
Energy Transfer Partners, LP	3,516	(203,823)

Total Energy		(839,676)

INFORMATION TECHNOLOGY - (3.0)%
Red Hat, Inc.*	32	(1,769)
NCR Corp.*	56	(1,965)
Citrix Systems, Inc.*	40	(2,502)
International Business Machines Corp.	16	(2,900)
Western Union Co.	358	(6,208)
Pandora Media, Inc.*	231	(6,815)
Concur Technologies, Inc.*	88	(8,214)
Linear Technology Corp.	191	(8,990)
Informatica Corp.*	271	(9,661)
VeriFone Systems, Inc.*	287	(10,547)
Booz Allen Hamilton Holding Corp.	509	(10,811)
Adobe Systems, Inc.*	159	(11,505)
Gartner, Inc.*	175	(12,341)
LinkedIn Corp. — Class A*	80	(13,718)
Genpact Ltd.*	859	(15,058)
Polycom, Inc.*	1,242	(15,562)
Visa, Inc. — Class A	80	(16,857)
Rackspace Hosting, Inc.*	541	(18,210)
NeuStar, Inc. — Class A*	708	(18,422)
National Instruments Corp.	581	(18,818)
ServiceNow, Inc.*	311	(19,270)
Broadcom Corp. — Class A	613	(22,755)
SolarWinds, Inc.*	597	(23,080)
Teradata Corp.*	637	(25,607)
TIBCO Software, Inc.*	1,337	(26,967)
Freescale Semiconductor Ltd.*	1,258	(29,563)
Paychex, Inc.	716	(29,757)
Zynga, Inc. — Class A*	9,397	(30,164)
Altera Corp.	868	(30,172)
Automatic Data Processing, Inc.	382	(30,285)
Compuware Corp.	3,065	(30,619)
Diebold, Inc.	772	(31,011)
Solera Holdings, Inc.	462	(31,023)
NetSuite, Inc.*	382	(33,188)
Equinix, Inc.*	159	(33,404)
Nuance Communications, Inc.*	1,791	(33,617)
Workday, Inc. — Class A*	382	(34,327)
Cree, Inc.*	692	(34,565)
Fortinet, Inc.*	1,377	(34,604)
Atmel Corp.*	4,067	(38,108)
Palo Alto Networks, Inc.*	525	(44,021)
Applied Materials, Inc.	8,564	(193,119)

Total Information Technology		(1,050,099)

INDUSTRIALS - (3.7)%
Graco, Inc.	8	(625)
Fluor Corp.	32	(2,461)
Owens Corning	88	(3,404)
Wabtec Corp.	80	(6,607)
Clean Harbors, Inc.*	119	(7,646)
Waste Management, Inc.	239	(10,690)
3M Co.	80	(11,459)
WESCO International, Inc.*	135	(11,661)
Delta Air Lines, Inc.	342	(13,242)
IDEX Corp.	167	(13,484)
Manitowoc Company, Inc.	430	(14,130)
Joy Global, Inc.	239	(14,718)
Emerson Electric Co.	263	(17,453)
Regal-Beloit Corp.	239	(18,776)
IHS, Inc. — Class A*	151	(20,486)
Hertz Global Holdings, Inc.*	763	(21,387)
KBR, Inc.	963	(22,968)
Avis Budget Group, Inc.*	398	(23,757)
Donaldson Company, Inc.	565	(23,911)
Textron, Inc.	645	(24,697)
B/E Aerospace, Inc.*	279	(25,805)
Chicago Bridge & Iron Company N.V.	398	(27,144)
TransDigm Group, Inc.	167	(27,932)
Verisk Analytics, Inc. — Class A*	486	(29,170)
Pall Corp.	342	(29,203)
J.B. Hunt Transport Services, Inc.	398	(29,364)
Expeditors International of Washington, Inc.	677	(29,896)
CH Robinson Worldwide, Inc.	470	(29,981)
Stanley Black & Decker, Inc.	342	(30,034)
Toro Co.	486	(30,910)
United Parcel Service, Inc. — Class B	302	(31,003)
WW Grainger, Inc.	122	(31,021)
Rollins, Inc.	1,043	(31,290)
United Continental Holdings, Inc.*	764	(31,377)
Copart, Inc.*	884	(31,789)
Harsco Corp.	1,194	(31,796)
SPX Corp.	294	(31,814)
Landstar System, Inc.	499	(31,936)
Allison Transmission Holdings, Inc.	1,027	(31,940)
Triumph Group, Inc.	462	(32,257)
Fastenal Co.	653	(32,317)
Roper Industries, Inc.	223	(32,560)
Xylem, Inc.	844	(32,984)
Stericycle, Inc.*	279	(33,039)
Covanta Holding Corp.	1,608	(33,141)
Nordson Corp.	414	(33,199)
Kansas City Southern	311	(33,436)
MSC Industrial Direct Company, Inc. — Class A	350	(33,474)
Armstrong World Industries, Inc.*	597	(34,286)
Navistar International Corp.*	923	(34,594)
Iron Mountain, Inc.	1,067	(37,825)

Total Industrials		(1,260,079)

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

CONSUMER DISCRETIONARY - (4.3)%
Harman International Industries, Inc.	8	$(859)
Six Flags Entertainment Corp.	24	(1,021)
Lamar Advertising Co. — Class A	32	(1,696)
Discovery Communications, Inc. — Class A*	24	(1,783)
Dollar Tree, Inc.*	40	(2,178)
Sally Beauty Holdings, Inc.*	103	(2,583)
Big Lots, Inc.*	80	(3,656)
Charter Communications, Inc. — Class A*	24	(3,801)
Hasbro, Inc.	80	(4,244)
Coach, Inc.	127	(4,342)
McDonald’s Corp.	56	(5,641)
Penn National Gaming, Inc.*	564	(6,847)
American Eagle Outfitters, Inc.	669	(7,506)
Wynn Resorts Ltd.	40	(8,302)
Expedia, Inc.	127	(10,003)
Mattel, Inc.	263	(10,249)
Liberty Global plc*	255	(10,789)
Cabela’s, Inc.*	175	(10,920)
Tesla Motors, Inc.*	48	(11,524)
L Brands, Inc.	199	(11,673)
LKQ Corp.*	462	(12,331)
DSW, Inc. — Class A	478	(13,355)
Bally Technologies, Inc.*	207	(13,604)
Clear Channel Outdoor Holdings, Inc. — Class A	2,483	(20,311)
Morningstar, Inc.	358	(25,708)
Panera Bread Co. — Class A*	175	(26,220)
Dick’s Sporting Goods, Inc.	565	(26,306)
PVH Corp.	231	(26,934)
Ross Stores, Inc.	422	(27,907)
Ulta Salon Cosmetics & Fragrance, Inc.*	311	(28,429)
Lions Gate Entertainment Corp.	1,002	(28,637)
Family Dollar Stores, Inc.	438	(28,970)
Harley-Davidson, Inc.	430	(30,036)
O’Reilly Automotive, Inc.*	207	(31,174)
Choice Hotels International, Inc.	669	(31,517)
Liberty Global plc — Class A*	716	(31,662)
Netflix, Inc.*	72	(31,723)
Toll Brothers, Inc.*	860	(31,734)
Chico’s FAS, Inc.	1,879	(31,868)
Lennar Corp. — Class A	764	(32,073)
Goodyear Tire & Rubber Co.	1,177	(32,697)
Cablevision Systems Corp. — Class A	1,855	(32,741)
AMC Networks, Inc. — Class A*	533	(32,774)
Yum! Brands, Inc.	406	(32,967)
HomeAway, Inc.*	954	(33,218)
Marriott International, Inc. — Class A	538	(34,486)
Groupon, Inc. — Class A*	5,220	(34,555)
Tempur Sealy International, Inc.*	581	(34,686)
Madison Square Garden Co. — Class A*	557	(34,785)
DR Horton, Inc.	1,417	(34,829)
CarMax, Inc.*	709	(36,875)
Cinemark Holdings, Inc.	1,059	(37,446)
Comcast Corp. — Class A	7,604	(408,183)

Total Consumer Discretionary		(1,470,358)

HEALTH CARE - (4.9)%
Alere, Inc.*	223	(8,345)
Agilent Technologies, Inc.	159	(9,133)
CR Bard, Inc.	64	(9,153)
Salix Pharmaceuticals Ltd.*	119	(14,679)
Seattle Genetics, Inc.*	422	(16,142)
Pharmacyclics, Inc.*	183	(16,417)
HCA Holdings, Inc.*	311	(17,534)
Incyte Corporation Ltd.*	366	(20,657)
Allscripts Healthcare Solutions, Inc.*	1,361	(21,844)
Cubist Pharmaceuticals, Inc.*	334	(23,320)
Zoetis, Inc.	827	(26,687)
BioMarin Pharmaceutical, Inc.*	462	(28,741)
Endo International plc*	438	(30,669)
Medivation, Inc.*	398	(30,678)
AmerisourceBergen Corp. — Class A	430	(31,244)
Tenet Healthcare Corp.*	677	(31,778)
Mettler-Toledo International, Inc.*	127	(32,154)
Intuitive Surgical, Inc.*	80	(32,944)
Hologic, Inc.*	1,321	(33,487)
Vertex Pharmaceuticals, Inc.*	478	(45,257)
Mallinckrodt plc*	2,437	(195,009)
Medtronic, Inc.	3,195	(203,713)
Actavis plc*	1,531	(341,490)
Brookdale Senior Living, Inc. — Class A*	14,317	(477,329)

Total Health Care		(1,698,404)

FINANCIALS - (5.4)%
Interactive Brokers Group, Inc. — Class A	24	(559)
Prologis, Inc.	32	(1,315)
Chubb Corp.	16	(1,475)
Equity Residential	24	(1,512)
St. Joe Co.*	175	(4,450)
Crown Castle International Corp.	72	(5,347)
Comerica, Inc.	127	(6,370)
T. Rowe Price Group, Inc.	104	(8,779)
Intercontinental Exchange, Inc.	48	(9,067)
Cullen/Frost Bankers, Inc.	135	(10,722)
Kilroy Realty Corp.	183	(11,397)
American Express Co.	135	(12,807)
Lazard Ltd. — Class A	302	(15,571)
Moody’s Corp.	199	(17,444)
CME Group, Inc. — Class A	247	(17,525)
American Tower Corp. — Class A	199	(17,906)
Mack-Cali Realty Corp.	868	(18,645)
TFS Financial Corp.*	1,352	(19,280)
McGraw Hill Financial, Inc.	239	(19,844)
Fidelity National Financial, Inc. — Class A	763	(24,996)
BankUnited, Inc.	748	(25,043)
Bank of New York Mellon Corp.	709	(26,573)
White Mountains Insurance Group Ltd.	48	(29,205)
American Campus Communities, Inc.	772	(29,521)
Ventas, Inc.	462	(29,614)
Realty Income Corp.	669	(29,717)
Health Care REIT, Inc.	478	(29,956)
HCP, Inc.	732	(30,290)
Forest City Enterprises, Inc. — Class A*	1,531	(30,421)
Erie Indemnity Co. — Class A	406	(30,556)
Northern Trust Corp.	478	(30,692)
Commerce Bancshares, Inc.	671	(31,202)
Liberty Property Trust	828	(31,406)
Markel Corp.*	48	(31,471)
ProAssurance Corp.	709	(31,480)
Progressive Corp.	1,242	(31,497)
Healthcare Trust of America, Inc. — Class A	2,619	(31,533)
AvalonBay Communities, Inc.	223	(31,708)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

	SHARES	VALUE

Piedmont Office Realty Trust, Inc. — Class A	1,680	$(31,819)
Mid-America Apartment Communities, Inc.	438	(31,997)
Senior Housing Properties Trust	1,320	(32,063)
Signature Bank*	255	(32,176)
Marsh & McLennan Companies, Inc.	621	(32,180)
Jones Lang LaSalle, Inc.	255	(32,229)
Omega Healthcare Investors, Inc.	875	(32,253)
Arthur J Gallagher & Co.	693	(32,294)
Ocwen Financial Corp.*	875	(32,463)
American Capital Ltd.*	2,125	(32,491)
MSCI, Inc. — Class A*	709	(32,508)
Loews Corp.	740	(32,567)
Brown & Brown, Inc.	1,061	(32,583)
Realogy Holdings Corp.*	868	(32,732)
Leucadia National Corp.	1,249	(32,749)
Duke Realty Corp.	1,823	(33,106)
Eaton Vance Corp.	884	(33,406)
Howard Hughes Corp.*	215	(33,933)
Prudential Financial, Inc.	390	(34,620)
CBRE Group, Inc. — Class A*	1,091	(34,956)
Southside Bancshares, Inc.	3,503	(101,447)
M &T Bank Corp.	2,695	(334,314)

Total Financials		(1,857,782)

Total Common Stock Sold Short
(Proceeds $9,076,377)		(10,031,175)

EXCHANGE TRADED FUNDS SOLD SHORT† - (7.4)%
iShares MSCI EAFE ETF	148	(10,119)
iShares MSCI Australia ETF	395	(10,321)
iShares MSCI Mexico Capped ETF	195	(13,223)
iShares MSCI Sweden ETF	391	(13,798)
Market Vectors Gold Miners ETF*	570	(15,077)
iShares MSCI Singapore ETF	1,169	(15,805)
iShares MSCI Hong Kong ETF	838	(17,497)
iShares China Large-Capital ETF	587	(21,742)
iShares MSCI Malaysia ETF	1,381	(21,930)
iShares MSCI Taiwan ETF	1,413	(22,325)
iShares MSCI Japan ETF	2,393	(28,812)
iShares MSCI United Kingdom ETF	1,438	(30,025)
iShares MSCI Brazil Capped ETF	653	(31,200)
iShares MSCI South Korea Capped ETF	488	(31,730)
iShares MSCI Germany ETF	1,051	(32,875)
iShares iBoxx $ Investment Grade
Corporate Bond ETF	312	(37,209)
iShares MSCI Emerging Markets ETF	1,062	(45,910)
Powershares QQQ Trust Series 1	499	(46,861)
iShares MSCI Canada ETF	1,638	(52,760)
iShares 20+ Year Treasury Bond ETF	634	(71,972)
iShares MSCI Switzerland Capped ETF	2,283	(78,353)
iShares Core U.S. Aggregate Bond ETF	846	(92,552)
iShares TIPS Bond ETF	845	(97,479)
iShares 7-10 Year Treasury Bond ETF	970	(100,473)
iShares Russell 1000 Value ETF	1,354	(137,120)
iShares Russell 2000 ETF	1,289	(153,146)
iShares US Real Estate ETF	2,139	(153,559)
SPDR Barclays High Yield Bond ETF	8,789	(366,765)
SPDR S&P 500 ETF Trust	4,019	(786,600)

Total Exchange Traded Funds Sold Short
(Proceeds $2,264,173)		(2,537,238)

Total Securities Sold Short - (36.7)%
(Proceeds $11,340,550)		$(12,568,413)

Other Assets & Liabilities, net - 37.8%		12,927,684

Total Net Assets - 100.0%		$34,233,179

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES CONTRACTS PURCHASED†

October 2014 Lean Hogs
Futures Contracts (Aggregate Value of
Contracts $1,447,040)	32	$386,190
August 2014 Live Cattle
Futures Contracts (Aggregate Value of
Contracts $1,385,980)	23	82,118
October 2014 Gasoline RBOB
Futures Contracts (Aggregate Value of
Contracts $1,788,193)	15	78,255
December 2014 Cocoa
Futures Contracts (Aggregate Value of
Contracts $406,510)	13	17,257
July 2014 LME Zinc
Futures Contracts (Aggregate Value of
Contracts $387,144)	7	16,736
August 2014 Gold 100 oz.
Futures Contracts (Aggregate Value of
Contracts $399,030)	3	3,587
September 2014 Silver
Futures Contracts (Aggregate Value of
Contracts $105,775)	1	117
July 2014 LME Primary Aluminum
Futures Contracts (Aggregate Value of
Contracts $186,375)	4	(1,513)
September 2014 WTI Crude
Futures Contracts (Aggregate Value of
Contracts $524,000)	5	(1,815)
August 2014 New York Harbor Ultra-Low
Sulfur Diesel
Futures Contracts (Aggregate Value of
Contracts $124,979)	1	(3,511)
April 2015 Natural Gas
Futures Contracts (Aggregate Value of
Contracts $896,280)	22	(9,074)
July 2014 LME Nickel
Futures Contracts (Aggregate Value of
Contracts $227,808)	2	(24,055)
November 2014 Soybean
Futures Contracts (Aggregate Value of
Contracts $1,268,300)	22	(45,558)

(Total Aggregate Value
of Contracts $9,147,414)		$498,734

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND
		UNREALIZED
	CONTRACTS	GAIN (LOSS)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini
Futures Contracts (Aggregate Value of
Contracts $5,660,800)	58	$59,335
July 2014 MSCI Taiwan Stock Index
Futures Contracts (Aggregate Value of
Contracts $364,738)	11	6,230
September 2014 NASDAQ-100 Index Mini
Futures Contracts (Aggregate Value of
Contracts $230,520)	3	3,245
September 2014 Topix Index
Futures Contracts††(Aggregate Value of
Contracts $124,759)	1	2,437
July 2014 Mini-Hang Seng Index
Futures Contracts††(Aggregate Value of
Contracts $148,973)	5	2,077
July 2014 H-Shares Index
Futures Contracts††(Aggregate Value of
Contracts $131,825)	2	1,749
September 2014 Nikkei 225 Mini
Futures Contracts††(Aggregate Value of
Contracts $134,553)	9	226
September 2014 Dow Jones Industrial
Average Index Mini
Futures Contracts (Aggregate Value of
Contracts $251,130)	3	(21)
September 2014 SPI 200 Index
Futures Contracts††(Aggregate Value of
Contracts $126,409)	1	(70)
September 2014 FTSE 100 Index
Futures Contracts††(Aggregate Value of
Contracts $114,711)	1	(479)
July 2014 Amsterdam Index
Futures Contracts††(Aggregate Value of
Contracts $226,138)	2	(715)
July 2014 IBEX 35 Index
Futures Contracts††(Aggregate Value of
Contracts $148,578)	1	(2,059)
July 2014 CAC40 10 Euro Index
Futures Contracts††(Aggregate Value of
Contracts $121,079)	2	(3,019)

(Total Aggregate Value
of Contracts $7,784,213)		$68,936

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 British Pound
Futures Contracts (Aggregate Value of
Contracts $3,421,000)	32	$42,493
September 2014 Australian Dollar
Futures Contracts (Aggregate Value of
Contracts $1,594,090)	17	7,614
September 2014 Canadian Dollar
Futures Contracts (Aggregate Value of
Contracts $374,200)	4	1,090

(Total Aggregate Value
of Contracts $5,389,290)		$51,197

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury 10 Year Note
Futures Contracts (Aggregate Value of
Contracts $5,381,047)	43	$(24,251)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
January 2015 Soybean
Futures Contracts (Aggregate Value of
Contracts $985,788)	17	$57,016
September 2014 Wheat
Futures Contracts (Aggregate Value of
Contracts $432,375)	15	29,020
December 2014 Natural Gas
Futures Contracts (Aggregate Value of
Contracts $725,440)	16	26,291
December 2014 Corn
Futures Contracts (Aggregate Value of
Contracts $254,100)	12	15,418
December 2014 Cotton #2
Futures Contracts (Aggregate Value of
Contracts $220,260)	6	9,288
December 2014 Soybean
Futures Contracts (Aggregate Value of
Contracts $187,872)	8	5,147
August 2014 Gasoline RBOB
Futures Contracts (Aggregate Value of
Contracts $1,278,354)	10	(56,072)
August 2014 Lean Hogs
Futures Contracts (Aggregate Value of
Contracts $1,275,120)	24	(67,508)

(Total Aggregate Value
of Contracts $5,359,309)		$18,600

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Treasury 2 Year Note
Futures Contracts (Aggregate Value of
Contracts $18,005,406)	82	$17,815
September 2014 U.S. Treasury 5 Year Note
Futures Contracts (Aggregate Value of
Contracts $358,313)	3	496

(Total Aggregate Value
of Contracts $18,363,719)		$18,311

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2014 Euro FX
Futures Contracts (Aggregate Value of
Contracts $513,675)	3	$(5,442)
September 2014 Swiss Franc
Futures Contracts (Aggregate Value of
Contracts $564,250)	4	(5,973)
September 2014 Japanese Yen
Futures Contracts (Aggregate Value of
Contracts $1,481,550)	12	(10,529)

(Total Aggregate Value
of Contracts $2,559,475)		$(21,944)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 S&P MidCap 400 Index Mini
Futures Contracts (Aggregate Value of
Contracts $2,575,440)	18	$(59,573)
September 2014 Russell 2000 Index Mini
Futures Contracts (Aggregate
Value of Contracts $2,494,380)	21	(62,518)

(Total Aggregate Value
of Contracts $5,069,820)		$(122,091)

	UNITS

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2014 Goldman Sachs
Multi-Hedge Strategies Short Index Swap,
Terminating 07/10/14[5]
(Notional Value $710,470)	5,729	$(14,040)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2014 Goldman Sachs
Multi-Hedge Strategies Long Index Swap,
Terminating 07/10/14[6]
(Notional Value $2,411,217)	18,781	$74,327

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Received	Depreciation

CDX.EM- 21 Index	Barclays Bank plc	5.00%	06/20/19	$350,000	$391,538	$(27,850)	$(13,913)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2014.
[2]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on Goldman Sachs Multi-Hedge Short Strategies Index +/- financing at a variable rate.
[6]	Total Return based on Goldman Sachs Multi-Hedge Long Strategies Index +/- financing at a variable rate.
[7]	Investment in a product that pays a management fee to a party related to the Advisor.
[8]	Investment in a product that is related to the Advisor.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014
ASSETS:
Investments, at value - including $287,297
of securities loaned
(cost $16,874,635)	$18,659,935
Repurchase agreements, at value
(cost $15,213,973)	15,213,973

Total investments
(cost $32,088,608)	33,873,908
Segregated cash with broker	13,412,672
Unrealized appreciation on swap agreements	74,327
Cash	1,303
Receivables:
Fund shares sold	67,738
Securities sold	52,531
Dividends	23,816
Variation margin	6,770
Securities lending income	197
Foreign taxes reclaim	55
Interest	8

Total assets	47,513,325

LIABILITIES:
Securities sold short, at value
(proceeds $11,340,550)	12,568,413
Segregated cash from broker	43,306
Unrealized depreciation on swap agreements	27,953
Unamortized upfront premiums received on
credit default swaps	27,850
Payable for:
Upon return of securities loaned	290,925
Securities purchased	263,171
Management fees	25,425
Fund shares redeemed	7,458
Miscellaneous	25,645

Total liabilities	13,280,146

NET ASSETS	$34,233,179

NET ASSETS CONSIST OF:
Paid in capital	$42,983,936
Accumulated net investment loss	(391,586)
Accumulated net realized loss on investments and foreign currency	(9,450,402)
Net unrealized appreciation on investments and foreign currency	1,091,231

Net assets	$34,233,179
Capital shares outstanding	1,500,898
Net asset value per share	$22.81

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,767)	$199,169
Income from securities lending, net	1,023
Interest	399
Other income	4,728

Total investment income	205,319

EXPENSES:
Management fees	145,083
Short sales dividend expense	107,211
Prime broker interest expense	37,591
Custodian fees	29
Miscellaneous	1,886

Total expenses	291,800
Less:
Expenses waived by Advisor	(6,706)

Net expenses	285,094

Net investment loss	(79,775)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,409,505
Swap agreements	12,401
Futures contracts	(172,882)
Foreign currency	85
Securities sold short	(1,511,300)

Net realized loss	(262,191)

Net change in unrealized appreciation
(depreciation) on:
Investments	406,441
Swap agreements	(20,308)
Futures contracts	307,830
Foreign currency	(61)
Securities sold short	(273,964)

Net change in unrealized appreciation
(depreciation)	419,938

Net realized and unrealized gain	157,747

Net increase in net assets resulting
from operations	$77,972

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(79,775)	$(141,708)
Net realized gain (loss) on investments and foreign currency	(262,191)	704,934
Net change in unrealized appreciation (depreciation) on investments and foreign currency	419,938	(229,230)

Net increase in net assets resulting from operations	77,972	333,996

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,069,234	13,501,356
Cost of shares redeemed	(2,723,263)	(13,400,908)

Net increase from capital share transactions	11,345,971	100,448

Net increase in net assets	11,423,943	434,444

NET ASSETS:
Beginning of period	22,809,236	22,374,792

End of period	$34,233,179	$22,809,236

Accumulated net investment loss at end of period	$(391,586)	$(311,811)

CAPITAL SHARE ACTIVITY:
Shares sold	618,860	596,618
Shares redeemed	(120,547)	(593,675)

Net increase in shares	498,313	2,943

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,		December 31,
	2014[a]		2013		2012	2011		2010		2009

Per Share Data
Net asset value, beginning of period	$22.75		$22.38		$22.00	$21.30		$20.06		$20.97

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		(.15)		(.31)	(.21)		(.37)		(.19)
Net gain (loss) on investments (realized and unrealized)	.13		.52		.82	.91		1.61		(.50)

Total from investment operations	.06		.37		.51	.70		1.24		(.69)

Less distributions from:
Net investment income	—		—		(.13)	—		—		(.22)

Total distributions	—		—		(.13)	—		—		(.22)

Net asset value, end of period	$22.81		$22.75		$22.38	$22.00		$21.30		$20.06

Total Return[c]	0.26%		1.65%		2.23%	3.38%		6.18%		(3.28% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,233		$22,809		$22,375	$18,608		$17,637		$25,563

Ratios to average net assets:
Net investment income (loss)	(0.66%	)	(0.65%	)	(1.37% )	(0.96%	)	(1.83%	)	(0.95% )
Total expenses[d]	2.43%		2.51%		2.16%	2.55%		3.39%		1.87%
Net expenses[e]	2.37%		2.44%		2.08%	2.44%		3.26%		1.84%

Portfolio turnover rate	168%		324%		461%	397%		845%		1,074%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers, and may include interest and dividend expense. Excluding interest and dividend expense, related to short sales, operating expense ratios for the period ended June 30, 2014 and years ended December 31 would be:
06/30/14	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

1.17%	1.15%	1.15%	1.17%	1.17%	1.15%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	June 30, 2014

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

COMMODITIES STRATEGY FUND

	SHARES	VALUE

MUTUAL FUNDS†,2 - 51.8%
Guggenheim Strategy Fund II	108,194	$2,701,608
Guggenheim Strategy Fund I	36,091	900,467

Total Mutual Funds
(Cost $3,603,878)		3,602,075

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 43.0%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	$628,998	628,998
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	602,072	602,072
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	595,894	595,894
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	595,894	595,894
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	562,789	562,789

Total Repurchase Agreements
(Cost $2,985,647)		2,985,647

Total Investments - 94.8%
(Cost $6,589,525)		$6,587,722

Other Assets & Liabilities, net - 5.2%		362,593

Total Net Assets - 100.0%		$6,950,315

		UNREALIZED
	CONTRACTS	GAIN

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2014 Goldman Sachs
Commodity Index Futures Contracts
(Aggregate Value of Contracts $6,916,350)	42	$146,670

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Investment in a product that is related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014
ASSETS:
Investments, at value
(cost $3,603,878)	$3,602,075
Repurchase agreements, at value
(cost $2,985,647)	2,985,647

Total investments
(cost $6,589,525)	6,587,722
Segregated cash with broker	441,000
Cash	251
Receivables:
Dividends	6,232
Fund shares sold	4
Interest	2

Total assets	7,035,211

LIABILITIES:
Payable for:
Variation margin	50,400
Fund shares redeemed	16,883
Management fees	4,224
Transfer agent and administrative fees	1,408
Investor service fees	1,408
Portfolio accounting fees	563
Miscellaneous	10,010

Total liabilities	84,896

NET ASSETS	$6,950,315

NET ASSETS CONSIST OF:
Paid in capital	$25,515,676
Accumulated net investment loss	(1,782,170)
Accumulated net realized loss on investments	(16,928,058)
Net unrealized appreciation on investments	144,867

Net assets	$6,950,315
Capital shares outstanding	611,677
Net asset value per share	$11.36

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014
INVESTMENT INCOME:
Dividends	$12,045
Interest	299

Total investment income	12,344

EXPENSES:
Management fees	31,554
Transfer agent and administrative fees	9,329
Investor service fees	9,329
Portfolio accounting fees	3,731
Professional fees	5,287
Custodian fees	501
Trustees’ fees*	324
Line of credit interest expense	29
Miscellaneous	3,260

Total expenses	63,344
Less:
Expenses waived by Advisor	(3,568)

Net expenses	59,776

Net investment loss	(47,432)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,683)
Futures contracts	168,237

Net realized gain	166,554

Net change in unrealized appreciation
(depreciation) on:
Investments	(1,805)
Futures contracts	129,509

Net change in unrealized appreciation
(depreciation)	127,704

Net realized and unrealized gain	294,258

Net increase in net assets resulting
from operations	$246,826

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(47,432)	$(103,739)
Net realized gain (loss) on investments	166,554	(191,880)
Net change in unrealized appreciation (depreciation) on investments	127,704	(119,352)

Net increase (decrease) in net assets resulting from operations	246,826	(414,971)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,252,433	34,174,511
Cost of shares redeemed	(11,719,034)	(35,226,952)

Net increase (decrease) from capital share transactions	533,399	(1,052,441)

Net increase (decrease) in net assets	780,225	(1,467,412)

NET ASSETS:
Beginning of period	6,170,090	7,637,502

End of period	$6,950,315	$6,170,090

Accumulated net investment loss at end of period	$(1,782,170)	$(1,734,738)

CAPITAL SHARE ACTIVITY:
Shares sold	1,100,185	3,100,067
Shares redeemed	(1,057,366)	(3,212,437)

Net increase (decrease) in shares	42,819	(112,370)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,		December 31,
	2014[a]		2013	2012		2011	2010		2009

Per Share Data
Net asset value, beginning of period	$10.85		$11.21	$11.37		$13.59	$12.58		$11.47

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		(.16)	(.17)		(.22)	(.17)		(.13)
Net gain (loss) on investments (realized and unrealized)	.58		(.20)	.01		(.65)	1.18		1.45

Total from investment operations	.51		(.36)	(.16)		(.87)	1.01		1.32

Less distributions from:
Net investment income	—		—	—		(1.35)	—		(.21)

Total distributions	—		—	—		(1.35)	—		(.21)

Net asset value, end of period	$11.36		$10.85	$11.21		$11.37	$13.59		$12.58

Total Return[c]	4.70%		(3.21% )	(1.41%	)	(6.64% )	8.03%		11.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,950		$6,170	$7,638		$10,752	$16,006		$21,386

Ratios to average net assets:
Net investment income (loss)	(1.27%	)	(1.50% )	(1.46%	)	(1.59% )	(1.46%	)	(1.10% )
Total expenses[d]	1.70%		1.65%	1.69%		1.76%	1.67%		1.58%
Net expenses[e]	1.60%		1.55%	1.58%		1.64%	1.58%		1.46%

Portfolio turnover rate	25%		—	—		—	69%		359%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization
Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Long Short Equity Fund, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets of
	Inception	Net Assets at	the Fund at
	Date of	June 30,	June 30,
Fund	Subsidiary	2014	2014

Global Managed
Futures
Strategy Fund	11/07/08	$ 589,105	6.5%
Multi-Hedge
Strategies Fund	04/15/09	1,310,847	3.8%
Commodities
Strategy Fund	07/21/09	1,151,842	16.6%

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities other assets, less all liabilities, by the number of outstanding shares of the fund.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Global Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund use derivative instruments to achieve leveraged exposure. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.  Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)

Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.10% of the average daily net assets of the Long Short Equity Fund and Global Managed Futures Fund and at an annual percentage rate of 0.25% the average daily net assets of the Multi-Hedge Strategies Fund and the Commodities Strategy Fund. Fees related to the Multi-Hedge Strategies Fund are paid by GI as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)

On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by GI, as previously stated.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds, except Multi-Hedge Strategies Fund will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Long Short Equity Fund	$37,410,096	$—	$8,792,079	$—	$—	$46,202,175
Global Managed Futures Strategy Fund	6,016,527	291,210	2,094,737	127,542	—	8,530,016
Multi-Hedge Strategies Fund	18,658,265	864,758	15,215,643	80,816	—	34,819,482
Commodities Strategy Fund	3,602,075	146,670	2,985,647	—	—	6,734,392

Liabilities
Long Short Equity Fund	$8,318,730	$—	$—	$—	$—	$8,318,730
Global Managed Futures Strategy Fund	—	74,248	—	30,081	—	104,329
Multi-Hedge Strategies Fund	12,568,413	377,413	—	34,295	—	12,980,121

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5.  Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$26,802,544	$26,802,566	05/15/43	$74,972,100	$27,338,568
			U.S. Treasury Note
			2.00%
			02/15/23	100	98
RBC Capital Markets			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	21,000,000	21,000,018	11/15/22 - 11/15/41	35,730,900	21,420,809
Credit Suisse Group			U.S. Treasury Note
0.01%			1.75%
Due 07/01/14	17,000,000	17,000,005	05/15/23	18,243,200	17,340,015
Deutsche Bank			U.S. Treasury Note
0.03%			0.63%
Due 07/01/14	19,000,000	19,000,016	10/15/16	19,336,400	19,380,050
Mizuho Financial Group, Inc.			U.S. TIP Note
0.02%			0.13%
Due 07/01/14	18,186,633	18,186,643	04/15/16	12,622,400	13,922,538
			U.S. Treasury Strips
			0.00%
			08/15/16	4,679,800	4,627,901

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

6.   Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S.Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2014, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received

Long Short Equity Fund	$920,000	$946,800
Multi-Hedge Strategies Fund	287,297	290,925

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$695,837	$695,838	08/31/18	$703,353	$710,205
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	512,722	512,723	10/31/20 - 11/15/43	421,982	433,360
			U.S. TIP Bond
			2.50%
			07/15/16	69,873	89,922
Deutsche Bank Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 07/01/14	29,167	29,167	01/15/30	26,391	14,670
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	7,600	7,759
			U.S. Treasury Bond
			6.25%
			05/15/30	5,147	7,341

7.  Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation

Long Short Equity Fund	x	x	x
Global Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x
Commodities Strategy Fund	x	x

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short

Global Managed Futures Strategy Fund	365%	115%
Multi-Hedge Strategies Fund	90%	95%
Commodities Strategy Fund	100%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives

Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2014:

	Futures		Swaps	Futures		Futures		Futures		Swaps
	Equity		Equity	Currency		Interest Rate		Commodity		Credit Default	Total Value at
Fund	Contracts	*	Contracts	Contracts	*	Contracts	*	Contracts	*	Contracts	June 30, 2014

Asset Derivative Investments Value
Global Managed Futures Strategy Fund	$73,452		$—	$51,761		$107,220		$186,319		$—	$418,752
Multi-Hedge Strategies Fund	75,299		74,327	51,197		18,311		726,440		—	945,574
Commodities Strategy Fund	—		—	—		—		146,670		—	146,670

Liability Derivative Investments Value
Global Managed Futures Strategy Fund	$28,410		$—	$14,985		$14,314		$46,620		$—	$104,329
Multi-Hedge Strategies Fund	128,454		14,040	21,944		24,251		209,106		13,913	411,708

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Futures	Futures	Swaps
	Equity	Equity	Currency	Interest Rate	Commodity	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Long Short Equity Fund	$(10,119)	$—	$—	$—	$—	$—	$(10,119)
Global Managed Futures Strategy Fund	160,768	—	(147,476)	161,104	(160,950)	—	13,446
Multi-Hedge Strategies Fund	105,498	3,713	(43,081)	84,162	(319,461)	8,688	(160,481)
Commodities Strategy Fund	—	—	—	—	168,237	—	168,237

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Futures	Futures	Swaps
	Equity	Equity	Currency	Interest Rate	Commodity	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Global Managed Futures Strategy Fund	$(169,652)	$—	$(47,995)	$95,085	$21,197	$—	$(101,365)
Multi-Hedge Strategies Fund	(98,616)	(6,395)	(37,268)	42,966	400,748	(13,913)	287,522
Commodities Strategy Fund	—	—	—	—	129,509	—	129,509

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

8.  Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

Gross Amounts Not Offset
in the Statement of
				Net Amount of Assets	Assets and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of	Financial	Collateral	Net
Fund	Instrument	Recognized Assets[1]	Assets and Liabilities	Assets and Liabilities	Instruments	Received[2]	Amount

Multi-Hedge
Strategies Fund	Swap equity contracts	$74,327	$—	$74,327	$—	$—	$74,327
Gross Amounts Not Offset
In the Statement of
				Net Amount of Assets	Assets and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities[1]	Assets and Liabilities	and Liabilities	Instruments	Pledged[2]	Amount

Multi-Hedge
Strategies Fund	Swap equity contracts	$14,040	$—	$14,040	$—	$—	$14,040

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

9.  Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Long Short Equity Fund	$43,957,288	$2,508,707	$(263,820)	$2,244,887
Global Managed Futures Strategy Fund	8,108,057	3,208	(1)	3,207
Multi-Hedge Strategies Fund	32,098,055	1,869,967	(94,114)	1,775,853
Commodities Strategy Fund	6,590,092	—	(2,370)	(2,370)

10.  Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales

Long Short Equity Fund	$35,120,212	$31,881,584
Global Managed Futures Strategy Fund	6,013,320	—
Multi-Hedge Strategies Fund	7,189,655	5,181,544
Commodities Strategy Fund	2,902,770	200,000

11.  Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2014. The Funds did not have any borrowings under this agreement at June 30, 2014.

The average daily balances borrowed for the period ended June 30, 2014, were as follows:

Fund	Average Daily Balance

Global Managed Futures Strategy Fund	$11,041
Multi-Hedge Strategies Fund	23,311

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

12. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)

complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on June 4, 2014, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Amerigo, Clermont and Select Allocation Funds, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on May 15, 2014 (together, with the June 4 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) the level of the fees that the Adviser and Sub-Adviser charge compared with the fees charged to comparable funds or accounts by other investment advisers, giving special attention to the absence of breakpoints in these fees and the rationale provided by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with peer funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds with shared key characteristics (e.g., asset

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

OTHER INFORMATION (Unaudited) (concluded)

size, fee structure, sector or industry) determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as refiected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

			Number of Portfolios
	Position(s) Held with the Trust,		in Fund Complex
Name, Address*	Term of Office and Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served	During Past 5 Years	Trustee***	Held by Trustee

INTERESTED TRUSTEE

Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).	214	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES

Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	Board of Directors of US Global Investors (GROW) (1995-present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962-present).	131	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Position(s) Held with
Name, Address*	the Trust, Term of Office	Principal Occupation(s)
and Year of Birth	and Length of Time Served	During Past 5 Years

OFFICERS

Donald C. Cacciapaglia (1951)	President (2012-present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).	Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
***	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited) (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

June 30, 2014

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund

Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

RVATB2-SEMI-3-0614x1214	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2

ECONOMIC AND MARKET OVERVIEW	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

S&P 500® PURE GROWTH FUND	8

S&P 500® PURE VALUE FUND	14

S&P MIDCAP 400® PURE GROWTH FUND	20

S&P MIDCAP 400® PURE VALUE FUND	26

S&P SMALLCAP 600® PURE GROWTH FUND	32

S&P SMALLCAP 600® PURE VALUE FUND	38

EUROPE 1.25x STRATEGY FUND	44

JAPAN 2x STRATEGY FUND	50

STRENGTHENING DOLLAR 2x STRATEGY FUND	56

WEAKENING DOLLAR 2x STRATEGY FUND	62

NOTES TO FINANCIAL STATEMENTS	67

OTHER INFORMATION	78

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	81

GUGGENHEIM INVESTMENTS PRIVACY POLICIES	83

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2014

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates, and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the U.S. Federal Reserve’s (the “Fed”) June meeting indicated a clear end-date for its quantitative easing program–October 2014–following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy, and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and, even more so, in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

For the six-month period ended June 30, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 7.14%. Foreign markets were also strong: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.78%. The return of the MSCI Emerging Markets Index* was 6.14%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.93% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 5.46%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Certain Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2013 and ending June 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2013	June 30, 2014	Period[2]

Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.56%	9.63%	$1,000.00	$1,096.30	$8.11
S&P 500® Pure Value Fund	1.56%	9.45%	1,000.00	1,094.50	8.10
S&P MidCap 400® Pure Growth Fund	1.56%	1.46%	1,000.00	1,014.60	7.79
S&P MidCap 400® Pure Value Fund	1.56%	5.76%	1,000.00	1,057.60	7.96
S&P SmallCap 600® Pure Growth Fund	1.56%	1.38%	1,000.00	1,013.80	7.79
S&P SmallCap 600® Pure Value Fund	1.56%	2.18%	1,000.00	1,021.80	7.82
Europe 1.25x Strategy Fund	1.74%	4.33%	1,000.00	1,043.30	8.82
Japan 2x Strategy Fund	1.58%	(8.03%)	1,000.00	919.70	7.52
Strengthening Dollar 2x Strategy Fund	1.76%	(2.59%)	1,000.00	974.10	8.61
Weakening Dollar 2x Strategy Fund	1.76%	0.63%	1,000.00	1,006.30	8.76

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.56%	5.00%	$1,000.00	$1,017.06	$7.80
S&P 500® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P MidCap 400® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P MidCap 400® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P SmallCap 600® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P SmallCap 600® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
Europe 1.25x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Japan 2x Strategy Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Strengthening Dollar 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Weakening Dollar 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2013 to June 30, 2014.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2014

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

TripAdvisor, Inc.	2.1%
Keurig Green Mountain, Inc.	2.0%
Huntington Bancshares, Inc.	2.0%
Netflix, Inc.	1.9%
Vertex Pharmaceuticals, Inc.	1.9%
Facebook, Inc. — Class A	1.9%
Actavis plc	1.9%
Safeway, Inc.	1.8%
Southwest Airlines Co	1.8%
Chipotle Mexican Grill, Inc. — Class A	1.7%

Top Ten Total	19.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P 500® PURE GROWTH FUND

	SHARES	VALUE

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 28.6%
TripAdvisor, Inc.*	13,977	$1,518,740
Netflix, Inc.*	3,104	1,367,622
Chipotle Mexican Grill, Inc. — Class A*	2,000	1,185,020
Michael Kors Holdings Ltd.*	12,900	1,143,585
News Corp. — Class A*	60,864	1,091,900
Under Armour, Inc. — Class A*	17,300	1,029,177
Goodyear Tire & Rubber Co.	36,521	1,014,553
Wynn Resorts Ltd.	4,508	935,680
Priceline Group, Inc.*	767	922,701
Harman International Industries, Inc.	8,400	902,412
DIRECTV*	9,024	767,131
Amazon.com, Inc.*	1,934	628,125
Comcast Corp. — Class A	10,949	587,742
Fossil Group, Inc.*	5,460	570,679
Wyndham Worldwide Corp.	7,280	551,242
Tractor Supply Co.	7,900	477,160
Interpublic Group of Companies, Inc.	23,900	466,289
BorgWarner, Inc.	6,888	449,029
Johnson Controls, Inc.	8,200	409,426
Discovery Communications, Inc. — Class A*	5,326	395,616
NIKE, Inc. — Class B	5,100	395,505
CBS Corp. — Class B	6,010	373,461
Graham Holdings Co. — Class B	500	359,055
Viacom, Inc. — Class B	4,000	346,920
VF Corp.	5,400	340,200
Dollar Tree, Inc.*	5,600	304,976
O’Reilly Automotive, Inc.*	2,000	301,200
Time Warner Cable, Inc.	2,020	297,546
Starbucks Corp.	3,700	286,306
Harley-Davidson, Inc.	4,000	279,400
Mohawk Industries, Inc.*	1,800	249,012
Bed Bath & Beyond, Inc.*	3,900	223,782
TJX Companies, Inc.	4,006	212,919

Total Consumer Discretionary		20,384,111

HEALTH CARE - 15.1%
Vertex Pharmaceuticals, Inc.*	14,177	1,342,278
Actavis plc*	5,995	1,337,185
Celgene Corp.*	13,712	1,177,587
Gilead Sciences, Inc.*	11,912	987,624
Regeneron Pharmaceuticals, Inc.*	3,234	913,508
Biogen Idec, Inc.*	2,824	890,435
Allergan, Inc.	4,500	761,490
Boston Scientific Corp.*	57,900	739,383
Alexion Pharmaceuticals, Inc.*	4,020	628,125
Cigna Corp.	6,200	570,214
Thermo Fisher Scientific, Inc.	3,200	377,600
Perrigo Company plc	2,500	364,400
St. Jude Medical, Inc.	5,000	346,250
Cerner Corp.*	6,600	340,428

Total Health Care		10,776,507

INFORMATION TECHNOLOGY - 14.9%
Facebook, Inc. — Class A*	19,900	1,339,070
Seagate Technology plc	18,700	1,062,534
Western Digital Corp.	9,600	886,080
Alliance Data Systems Corp.*	3,000	843,750
First Solar, Inc.*	11,395	809,729
VeriSign, Inc.*	14,626	713,895
Cognizant Technology Solutions Corp. — Class A*	12,946	633,189
Electronic Arts, Inc.*	14,500	520,115
SanDisk Corp.	4,800	501,264
MasterCard, Inc. — Class A	6,400	470,208
salesforce.com, Inc.*	7,442	432,231
QUALCOMM, Inc.	5,321	421,423
Micron Technology, Inc.*	11,623	382,978
Google, Inc. — Class A*	627	366,588
Google, Inc. — Class C*	627	360,701
Fidelity National Information Services, Inc.	5,900	322,966
Yahoo!, Inc.*	8,282	290,947
Visa, Inc. — Class A	1,349	284,248

Total Information Technology		10,641,916

FINANCIALS - 14.1%
Huntington Bancshares, Inc.	149,738	1,428,501
KeyCorp	78,098	1,119,144
Comerica, Inc.	18,334	919,633
Fifth Third Bancorp	41,810	892,644
Prudential Financial, Inc.	9,500	843,315
Discover Financial Services	11,500	712,770
Ameriprise Financial, Inc.	5,710	685,200
Moody’s Corp.	6,847	600,208
Affiliated Managers Group, Inc.*	2,500	513,500
Charles Schwab Corp.	19,000	511,670
Torchmark Corp.	4,470	366,182
Macerich Co.	4,700	313,725
American Express Co.	3,293	312,407
Invesco Ltd.	8,000	302,000
BlackRock, Inc. — Class A	900	287,640
Intercontinental Exchange, Inc.	1,100	207,790

Total Financials		10,016,329

ENERGY - 8.8%
Halliburton Co.	13,100	930,231
Helmerich & Payne, Inc.	8,000	928,880
EOG Resources, Inc.	7,740	904,497
Pioneer Natural Resources Co.	3,846	883,849
Cabot Oil & Gas Corp.	20,410	696,797
Range Resources Corp.	5,400	469,530
Noble Energy, Inc.	5,430	420,608
Schlumberger Ltd.	3,300	389,235
Equities Corp.	3,200	342,080
Kinder Morgan, Inc.	7,900	286,454

Total Energy		6,252,161

INDUSTRIALS - 8.0%
Southwest Airlines Co.	48,028	1,290,032
Delta Air Lines, Inc.	28,069	1,086,832
Textron, Inc.	19,900	761,971
PACCAR, Inc.	9,460	594,372
Robert Half International, Inc.	11,000	525,140
Boeing Co.	3,170	403,319
Pitney Bowes, Inc.	13,800	381,156
Flowserve Corp.	4,300	319,705
Precision Castparts Corp.	1,200	302,880

Total Industrials		5,665,407

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P 500® PURE GROWTH FUND

	SHARES	VALUE

CONSUMER STAPLES - 6.2%
Keurig Green Mountain, Inc.	11,600	$1,445,476
Safeway, Inc.	38,200	1,311,788
Constellation Brands, Inc. — Class A*	11,683	1,029,623
Monster Beverage Corp.*	4,879	346,555
Coca-Cola Enterprises, Inc.	5,900	281,902

Total Consumer Staples		4,415,344

MATERIALS - 3.8%
LyondellBasell Industries N.V. — Class A	9,400	917,910
Sealed Air Corp.	16,500	563,805
Ecolab, Inc.	4,596	511,719
Eastman Chemical Co.	4,552	397,617
PPG Industries, Inc.	1,340	281,601

Total Materials		2,672,652

Total Common Stocks
(Cost $53,019,216)		70,824,427

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$438,670	438,670
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	149,504	149,504

Total Repurchase Agreements
(Cost $588,174)		588,174

Total Investments - 100.3%
(Cost $53,607,390)		$71,412,601

Other Assets & Liabilities, net - (0.3)%		(240,350)

Total Net Assets - 100.0%		$71,172,251

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value (cost $53,019,216)	$70,824,427
Repurchase agreements, at value (cost $588,174)	588,174

Total investments
(cost $53,607,390)	71,412,601
Receivables:
Fund shares sold	782,963
Dividends	43,852

Total assets	72,239,416

LIABILITIES:
Payable for:
Securities purchased	884,994
Management fees	41,172
Fund shares redeemed	28,658
Transfer agent and administrative fees	13,724
Investor service fees	13,724
Portfolio accounting fees	5,490
Miscellaneous	79,403

Total liabilities	1,067,165

NET ASSETS	$71,172,251

NET ASSETS CONSIST OF:
Paid in capital	$46,002,252
Accumulated net investment loss	(230,326)
Accumulated net realized gain on investments	7,595,114
Net unrealized appreciation on investments	17,805,211

Net assets	$71,172,251
Capital shares outstanding	1,378,178
Net asset value per share	$51.64

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$312,467
Interest	24

Total investment income	312,491

EXPENSES:
Management fees	260,374
Transfer agent and administrative fees	86,791
Investor service fees	86,791
Portfolio accounting fees	34,716
Professional fees	34,720
Custodian fees	4,060
Trustees’ fees*	2,607
Line of credit interest expense	13
Miscellaneous	32,745

Total expenses	542,817

Net investment loss	(230,326)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(656,266)

Net realized loss	(656,266)

Net change in unrealized appreciation (depreciation) on:
Investments	6,148,889

Net change in unrealized appreciation (depreciation)	6,148,889

Net realized and unrealized gain	5,492,623

Net increase in net assets resulting from operations	$5,262,297

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(230,326)	$(212,650)
Net realized gain (loss) on investments	(656,266)	8,780,876
Net change in unrealized appreciation (depreciation) on investments	6,148,889	6,834,434

Net increase in net assets resulting from operations	5,262,297	15,402,660

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(901,908)	—

Total distributions to shareholders	(901,908)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	90,315,895	151,388,703
Distributions reinvested	901,908	—
Cost of shares redeemed	(86,293,025)	(134,229,835)

Net increase from capital share transactions	4,924,778	17,158,868

Net increase in net assets	9,285,167	32,561,528

NET ASSETS:
Beginning of period	61,887,084	29,325,556

End of period	$71,172,251	$61,887,084

Accumulated net investment loss at end of period	$(230,326)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	1,846,678	3,796,994
Shares issued from reinvestment of distributions	18,085	—
Shares redeemed	(1,786,549)	(3,367,422)

Net increase in shares	78,214	429,572

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014 [a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$47.61	$33.69	$29.99	$30.33	$24.25	$16.47

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.18)	(.15)	(.25)	(.20)	(.10)
Net gain (loss) on investments (realized and unrealized)	4.72	14.10	4.13	(.09)	6.28	7.88

Total from investment operations	4.56	13.92	3.98	(.34)	6.08	7.78

Less distributions from:
Net realized gains	(.53)	—	(.28)	—	—	—

Total distributions	(.53)	—	(.28)	—	—	—

Net asset value, end of period	$51.64	$47.61	$33.69	$29.99	$30.33	$24.25

Total Return[c]	9.63%	41.32%	13.31%	(1.09%)	25.03%	47.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,172	$61,887	$29,326	$38,066	$49,301	$34,481

Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.44%)	(0.46%)	(0.81%)	(0.77%)	(0.53%)
Total expenses	1.56%	1.54%	1.58%	1.64%	1.57%	1.55%
Net expenses[d]	1.56%	1.54%	1.58%	1.61%	1.57%	1.55%

Portfolio turnover rate	94%	324%	391%	423%	356%	497%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2014

S&P 500® PURE VALUE FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

Alcoa, Inc.	2.6%
Nabors Industries Ltd.	2.2%
Berkshire Hathaway, Inc. — Class B	2.1%
WellPoint, Inc.	2.1%
Humana, Inc.	1.7%
Valero Energy Corp.	1.7%
NRG Energy, Inc.	1.7%
Murphy Oil Corp.	1.6%
Genworth Financial, Inc. — Class A	1.6%
Assurant, Inc.	1.5%

Top Ten Total	18.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P 500® PURE VALUE FUND

	SHARES	VALUE

COMMON STOCKS† - 99.6%

FINANCIALS - 24.6%
Berkshire Hathaway, Inc. — Class B*	15,236	$1,928,268
Genworth Financial, Inc. — Class A*	81,203	1,412,932
Assurant, Inc.	21,157	1,386,841
American International Group, Inc.	20,746	1,132,317
Unum Group	31,563	1,097,130
Hartford Financial Services Group, Inc.	30,575	1,094,891
MetLife, Inc.	19,463	1,081,364
XL Group plc — Class A	32,706	1,070,467
Allstate Corp.	17,686	1,038,522
Capital One Financial Corp.	10,257	847,228
SunTrust Banks, Inc.	19,766	791,826
Loews Corp.	17,484	769,471
Morgan Stanley	23,505	759,917
PNC Financial Services Group, Inc.	8,018	714,003
Bank of America Corp.	43,690	671,516
Travelers Companies, Inc.	7,110	668,838
JPMorgan Chase & Co.	11,160	643,039
Goldman Sachs Group, Inc.	3,737	625,723
ACE Ltd.	5,667	587,668
Bank of New York Mellon Corp.	15,600	584,688
NASDAQ OMX Group, Inc.	13,977	539,792
Hudson City Bancorp, Inc.	47,360	465,549
BB&T Corp.	11,563	455,929
Wells Fargo & Co.	7,265	381,848
Chubb Corp.	3,960	364,993
Cincinnati Financial Corp.	7,180	344,927
M&T Bank Corp.	2,560	317,568
Progressive Corp.	12,350	313,196
Aflac, Inc.	4,905	305,336

Total Financials		22,395,787

UTILITIES - 17.0%
NRG Energy, Inc.	40,247	1,497,188
Exelon Corp.	34,011	1,240,720
Entergy Corp.	13,750	1,128,738
Pepco Holdings, Inc.	40,772	1,120,415
Integrys Energy Group, Inc.	14,428	1,026,265
FirstEnergy Corp.	20,058	696,414
Edison International	11,870	689,766
AES Corp.	43,130	670,672
PG&E Corp.	13,320	639,626
Consolidated Edison, Inc.	10,280	593,567
Xcel Energy, Inc.	18,210	586,908
Public Service Enterprise Group, Inc.	14,323	584,235
SCANA Corp.	10,710	576,305
DTE Energy Co.	7,090	552,098
PPL Corp.	15,372	546,167
AGL Resources, Inc.	9,730	535,442
Pinnacle West Capital Corp.	8,820	510,149
Northeast Utilities	10,220	483,099
Duke Energy Corp.	6,430	477,042
American Electric Power Company, Inc.	8,290	462,333
TECO Energy, Inc.	23,030	425,594
CMS Energy Corp.	12,130	377,850

Total Utilities		15,420,593

ENERGY - 16.3%
Nabors Industries Ltd.	66,492	1,952,871
Valero Energy Corp.	30,141	1,510,064
Murphy Oil Corp.	21,380	1,421,342
Hess Corp.	13,050	1,290,515
Phillips 66	16,028	1,289,132
Tesoro Corp.	19,360	1,135,851
Apache Corp.	7,021	706,453
Rowan Companies plc — Class A	20,956	669,125
Baker Hughes, Inc.	8,797	654,937
Transocean Ltd.	13,520	608,806
Denbury Resources, Inc.	32,910	607,519
Chevron Corp.	4,408	575,464
Ensco plc — Class A	10,220	567,925
Marathon Oil Corp.	14,022	559,758
Noble Corporation plc	14,240	477,894
ConocoPhillips	5,396	462,599
Exxon Mobil Corp.	3,560	358,421

Total Energy		14,848,676

CONSUMER DISCRETIONARY - 8.3%
AutoNation, Inc.*	16,999	1,014,500
General Motors Co.	27,630	1,002,970
Ford Motor Co.	50,383	868,603
Staples, Inc.	70,966	769,271
DR Horton, Inc.	29,500	725,110
Kohl’s Corp.	13,030	686,420
Target Corp.	10,300	596,885
PulteGroup, Inc.	26,980	543,917
Carnival Corp.	13,280	499,992
Whirlpool Corp.	3,491	486,017
Macy’s, Inc.	6,680	387,574

Total Consumer Discretionary		7,581,259

HEALTH CARE - 7.5%
WellPoint, Inc.	17,437	1,876,395
Humana, Inc.	11,910	1,521,145
Aetna, Inc.	13,298	1,078,202
UnitedHealth Group, Inc.	8,830	721,853
Express Scripts Holding Co.*	9,610	666,262
Cardinal Health, Inc.	9,508	651,868
Quest Diagnostics, Inc.	4,860	285,233

Total Health Care		6,800,958

CONSUMER STAPLES - 7.5%
Archer-Daniels-Midland Co.	30,833	1,360,044
Tyson Foods, Inc. — Class A	34,926	1,311,121
Kroger Co.	19,769	977,182
Sysco Corp.	18,904	707,955
CVS Caremark Corp.	8,583	646,901
Molson Coors Brewing Co. — Class B	8,480	628,877
Wal-Mart Stores, Inc.	6,668	500,566
Costco Wholesale Corp.	3,310	381,180
ConAgra Foods, Inc.	9,130	270,978

Total Consumer Staples		6,784,804

MATERIALS - 6.2%
Alcoa, Inc.	159,224	2,370,845
Allegheny Technologies, Inc.	14,912	672,531

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P 500® PURE VALUE FUND

	SHARES	VALUE

Dow Chemical Co.	9,678	$498,030
Mosaic Co.	8,678	429,127
International Paper Co.	8,295	418,649
Bemis Company, Inc.	9,387	381,675
Freeport-McMoRan Copper & Gold, Inc.	9,282	338,793
Avery Dennison Corp.	5,810	297,763
Nucor Corp.	5,360	263,980

Total Materials		5,671,393

INFORMATION TECHNOLOGY - 6.0%
Jabil Circuit, Inc.	61,913	1,293,982
Hewlett-Packard Co.	38,190	1,286,239
Xerox Corp.	102,406	1,273,931
Computer Sciences Corp.	14,220	898,704
Corning, Inc.	30,113	660,980

Total Information Technology		5,413,836

INDUSTRIALS - 4.7%
Ryder System, Inc.	10,694	942,034
L-3 Communications Holdings, Inc.	7,783	939,797
Fluor Corp.	8,740	672,106
Jacobs Engineering Group, Inc.*	11,205	597,002
Joy Global, Inc.[1]	7,696	473,920
Deere & Co.	3,950	357,673
Stanley Black & Decker, Inc.	3,700	324,934

Total Industrials		4,307,466

TELECOMMUNICATION SERVICES - 1.5%
Frontier Communications Corp.[1]	127,096	742,241
CenturyLink, Inc.	16,777	607,327

Total Telecommunication Services		1,349,568

Total Common Stocks
(Cost $73,364,768)		90,574,340

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$547,661	547,661
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	186,649	186,649

Total Repurchase Agreements
(Cost $734,310)		734,310

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	364,201	364,201
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	268,358	268,358
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	15,266	15,266

Total Securities Lending Collateral
(Cost $647,825)		647,825

Total Investments - 101.1%
(Cost $74,746,903)		$91,956,475

Other Assets & Liabilities, net - (1.1)%		(972,610)

Total Net Assets - 100.0%		$90,983,865

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
plc — Public Limited Company

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $630,638 of securities loaned
(cost $73,364,768)	$90,574,340
Repurchase agreements, at value
(cost $1,382,135)	1,382,135

Total investments
(cost $74,746,903)	91,956,475
Cash	7,777
Receivables:
Fund shares sold	352,025
Dividends	90,068
Securities lending income	249

Total assets	92,406,594

LIABILITIES:
Payable for:
Upon return of securities loaned	647,825
Securities purchased	523,780
Fund shares redeemed	72,576
Management fees	53,288
Transfer agent and administrative fees	17,763
Investor service fees	17,763
Portfolio accounting fees	7,105
Miscellaneous	82,629

Total liabilities	1,422,729

NET ASSETS	$90,983,865

NET ASSETS CONSIST OF:
Paid in capital	$71,547,699
Undistributed net investment income	407,758
Accumulated net realized gain on investments	1,818,836
Net unrealized appreciation on investments	17,209,572

Net assets	$90,983,865
Capital shares outstanding	598,241
Net asset value per share	$152.09

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$794,141
Income from securities lending, net	1,485
Interest	18

Total investment income	795,644

EXPENSES:
Management fees	268,578
Transfer agent and administrative fees	89,526
Investor service fees	89,526
Portfolio accounting fees	35,810
Professional fees	35,420
Custodian fees	4,188
Trustees’ fees*	2,551
Line of credit interest expense	64
Miscellaneous	33,810

Total expenses	559,473

Net investment income	236,171

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	794,266

Net realized gain	794,266

Net change in unrealized appreciation (depreciation) on:
Investments	4,635,689

Net change in unrealized appreciation (depreciation)	4,635,689

Net realized and unrealized gain	5,429,955

Net increase in net assets resulting from operations	$5,666,126

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$236,171	$174,969
Net realized gain on investments	794,266	7,281,492
Net change in unrealized appreciation (depreciation) on investments	4,635,689	8,924,491

Net increase in net assets resulting from operations	5,666,126	16,380,952

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(94,498)	—

Total distributions to shareholders	(94,498)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	111,964,606	202,720,977
Distributions reinvested	94,498	—
Cost of shares redeemed	(100,647,902)	(173,978,316)

Net increase from capital share transactions	11,411,202	28,742,661

Net increase in net assets	16,982,830	45,123,613

NET ASSETS:
Beginning of period	74,001,035	28,877,422

End of period	$90,983,865	$74,001,035

Undistributed net investment income at end of period	$407,758	$266,085

CAPITAL SHARE ACTIVITY:
Shares sold	779,228	1,757,975
Shares issued from reinvestment of distributions	683	—
Shares redeemed	(713,288)	(1,527,730)

Net increase in shares	66,623	230,245

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[d]

Per Share Data
Net asset value, beginning of period	$139.20	$95.82	$78.78	$81.39	$68.16	$45.81

Income (loss) from investment operations:
Net investment income (loss)[b]	.47	.41	.35	.29	.02	.65
Net gain (loss) on investments (realized and unrealized)	12.65	42.97	17.13	(2.88)	13.79	22.78

Total from investment operations	13.12	43.38	17.48	(2.59)	13.81	23.43

Less distributions from:
Net investment income	(.23)	—	(.44)	(.02)	(.58)	(1.08)

Total distributions	(.23)	—	(.44)	(.02)	(.58)	(1.08)

Net asset value, end of period	$152.09	$139.20	$95.82	$78.78	$81.39	$68.16

Total Return[c]	9.45%	45.26%	22.23%	(3.17%)	20.32%	51.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,984	$74,001	$28,877	$31,547	$29,243	$27,851

Ratios to average net assets:
Net investment income (loss)	0.66%	0.35%	0.40%	0.35%	0.03%	1.18%
Total expenses	1.56%	1.54%	1.58%	1.61%	1.55%	1.54%

Portfolio turnover rate	106%	371%	523%	724%	425%	421%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2014

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”)

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

Salix Pharmaceuticals Ltd.	3.0%
Trinity Industries, Inc.	2.9%
Patterson-UTI Energy, Inc.	2.4%
Synovus Financial Corp.	2.3%
Tempur Sealy International, Inc.	2.1%
Umpqua Holdings Corp.	1.9%
SVB Financial Group	1.9%
Endo International plc	1.8%
BancorpSouth, Inc.	1.8%
Kirby Corp.	1.8%

Top Ten Total	21.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P MIDCAP 400® PURE GROWTH FUND

	SHARES	VALUE

COMMON STOCKS† - 99.8%

INDUSTRIALS - 22.8%
Trinity Industries, Inc.	25,880	$1,131,474
Kirby Corp.*	5,990	701,669
United Rentals, Inc.*	6,690	700,644
AO Smith Corp.	13,790	683,708
B/E Aerospace, Inc.*	6,710	620,608
Wabtec Corp.	6,692	552,692
Corporate Executive Board Co.	8,030	547,807
Old Dominion Freight Line, Inc.*	7,460	475,053
Alaska Air Group, Inc.	4,897	465,460
Terex Corp.	10,880	447,168
Graco, Inc.	4,320	337,306
Towers Watson & Co. — Class A	3,230	336,663
Genesee & Wyoming, Inc. — Class A*	2,990	313,950
HNI Corp.	7,440	290,978
Fortune Brands Home & Security, Inc.	6,600	263,538
Lincoln Electric Holdings, Inc.	3,630	253,664
Copart, Inc.*	6,492	233,452
IDEX Corp.	2,720	219,613
Deluxe Corp.	3,520	206,202
J.B. Hunt Transport Services, Inc.	2,280	168,218

Total Industrials		8,949,867

FINANCIALS - 21.6%
Synovus Financial Corp.	36,335	885,847
Umpqua Holdings Corp.	42,040	753,357
SVB Financial Group*	6,310	735,872
BancorpSouth, Inc.	29,550	726,044
Cathay General Bancorp	25,155	642,962
Old Republic International Corp.	37,830	625,708
Associated Banc-Corp.	31,380	567,350
PacWest Bancorp	12,300	530,991
Signature Bank*	3,296	415,889
Waddell & Reed Financial, Inc. — Class A	6,640	415,598
SLM Corp.	43,330	360,072
Washington Federal, Inc.	15,637	350,738
CBOE Holdings, Inc.	6,530	321,341
MSCI, Inc. — Class A*	6,040	276,934
City National Corp.	3,428	259,705
East West Bancorp, Inc.	6,480	226,735
Omega Healthcare Investors, Inc.	5,330	196,464
Alexander & Baldwin, Inc.	4,710	195,230

Total Financials		8,486,837

CONSUMER DISCRETIONARY - 16.2%
Tempur Sealy International, Inc.*	13,590	811,323
Deckers Outdoor Corp.*	7,880	680,280
Wendy’s Co.	73,050	623,117
Toll Brothers, Inc.*	16,520	609,588
Polaris Industries, Inc.	3,729	485,664
Bally Technologies, Inc.*	7,160	470,555
LKQ Corp.*	14,782	394,532
Hanesbrands, Inc.	3,980	391,791
Jarden Corp.*	6,375	378,356
Brinker International, Inc.	6,630	322,550
Gentex Corp.	10,349	301,052
Brunswick Corp.	6,050	254,887
Domino’s Pizza, Inc.	2,590	189,303
Sotheby’s	3,970	166,700
Carter’s, Inc.	2,243	154,610
DreamWorks Animation SKG, Inc. — Class A*	4,910	114,207

Total Consumer Discretionary		6,348,515

INFORMATION TECHNOLOGY - 14.6%
3D Systems Corp.*,1	9,920	593,216
PTC, Inc.*	12,470	483,835
WEX, Inc.*	4,040	424,078
Mentor Graphics Corp.	18,000	388,259
Belden, Inc.	4,840	378,294
ACI Worldwide, Inc.*	6,320	352,845
Conversant, Inc.*	11,430	290,322
Concur Technologies, Inc.*	3,087	288,141
CoreLogic, Inc.*	8,210	249,256
Cree, Inc.*	4,960	247,752
Fair Isaac Corp.	3,860	246,114
Ciena Corp.*	11,259	243,870
FEI Co.	2,650	240,435
Advent Software, Inc.	7,080	230,596
Global Payments, Inc.	3,120	227,292
Trimble Navigation Ltd.*	5,908	218,301
Broadridge Financial Solutions, Inc.	4,640	193,210
NeuStar, Inc. — Class A*,1	6,133	159,581
CommVault Systems, Inc.*	2,780	136,693
Acxiom Corp.*	6,170	133,827

Total Information Technology		5,725,917

HEALTH CARE - 10.8%
Salix Pharmaceuticals Ltd.*	9,460	1,166,890
Endo International plc*	10,380	726,808
United Therapeutics Corp.*	7,122	630,226
Universal Health Services, Inc. — Class B	5,610	537,214
Align Technology, Inc.*	7,740	433,750
Cubist Pharmaceuticals, Inc.*	4,310	300,924
Charles River Laboratories International, Inc.*	4,290	229,601
Covance, Inc.*	2,500	213,950

Total Health Care		4,239,363

ENERGY - 9.3%
Patterson-UTI Energy, Inc.	27,080	946,175
SM Energy Co.	7,450	626,545
Rosetta Resources, Inc.*	8,390	460,192
Oil States International, Inc.*	6,880	440,939
CARBO Ceramics, Inc.	2,410	371,429
Oceaneering International, Inc.	4,630	361,742
Dril-Quip, Inc.*	2,150	234,866
Gulfport Energy Corp.*	3,550	222,940

Total Energy		3,664,828

MATERIALS - 2.9%
Worthington Industries, Inc.	9,337	401,865
Eagle Materials, Inc.	4,000	377,120
Packaging Corporation of America	5,060	361,739

Total Materials		1,140,724

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P MIDCAP 400® PURE GROWTH FUND

	SHARES	VALUE

CONSUMER STAPLES - 1.6%
SUPERVALU, Inc.*	40,210	$330,526
Hain Celestial Group, Inc.*	3,400	301,716

Total Consumer Staples		632,242

Total Common Stocks
(Cost $32,449,595)		39,188,293

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$185,841	185,841
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	63,337	63,337

Total Repurchase Agreements
(Cost $249,178)		249,178

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	227,996	227,996
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	167,997	167,997
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	9,557	9,557

Total Securities Lending Collateral
(Cost $405,550)		405,550

Total Investments - 101.4%
(Cost $33,104,323)		$39,843,021

Other Assets & Liabilities, net - (1.4)%		(554,644)

Total Net Assets - 100.0%		$39,288,377

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
plc — Public Limited Company

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $401,756 of securities loaned
(cost $32,449,595)	$39,188,293
Repurchase agreements, at value
(cost $654,728)	654,728

Total investments
(cost $33,104,323)	39,843,021
Receivables:
Securities sold	293,722
Fund shares sold	17,357
Dividends	13,151
Securities lending income	2,335

Total assets	40,169,586

LIABILITIES:
Payable for:
Upon return of securities loaned	405,550
Securities purchased	378,294
Management fees	21,201
Fund shares redeemed	10,728
Transfer agent and administrative fees	7,067
Investor service fees	7,067
Portfolio accounting fees	2,827
Miscellaneous	48,475

Total liabilities	881,209

NET ASSETS	$39,288,377

NET ASSETS CONSIST OF:
Paid in capital	$26,985,467
Accumulated net investment loss	(133,149)
Accumulated net realized gain on investments	5,697,361
Net unrealized appreciation on investments	6,738,698

Net assets	$39,288,377
Capital shares outstanding	900,116
Net asset value per share	$43.65

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$154,525
Income from securities lending, net	9,198
Interest	12

Total investment income	163,735

EXPENSES:
Management fees	142,545
Transfer agent and administrative fees	47,515
Investor service fees	47,515
Portfolio accounting fees	19,006
Professional fees	27,406
Custodian fees	2,221
Trustees’ fees*	1,821
Line of credit interest expense	12
Miscellaneous	8,843

Total expenses	296,884

Net investment loss	(133,149)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	739,653

Net realized gain	739,653

Net change in unrealized appreciation (depreciation) on:
Investments	(1,420,826)

Net change in unrealized appreciation (depreciation)	(1,420,826)

Net realized and unrealized loss	(681,173)

Net decrease in net assets resulting from operations	$(814,322)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(133,149)	$(164,144)
Net realized gain on investments	739,653	5,721,441
Net change in unrealized appreciation (depreciation) on investments	(1,420,826)	4,411,625

Net increase (decrease) in net assets resulting from operations	(814,322)	9,968,922

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	—	(3,465,958)

Total distributions to shareholders	—	(3,465,958)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	81,151,479	114,968,409
Distributions reinvested	—	3,465,958
Cost of shares redeemed	(90,749,364)	(107,579,809)

Net increase (decrease) from capital share transactions	(9,597,885)	10,854,558

Net increase (decrease) in net assets	(10,412,207)	17,357,522

NET ASSETS:
Beginning of period	49,700,584	32,343,062

End of period	$39,288,377	$49,700,584

Accumulated net investment loss at end of period	$(133,149)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	1,908,172	2,895,355
Shares issued from reinvestment of distributions	—	84,971
Shares redeemed	(2,163,232)	(2,758,198)

Net increase (decrease) in shares	(255,060)	222,128

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$43.02	$34.66	$36.51	$39.19	$29.56	$18.85

Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.17)	(.23)	(.52)	(.35)	(.25)
Net gain (loss) on investments (realized and unrealized)	.78	11.79	5.80	.34	9.98	10.96

Total from investment operations	.63	11.62	5.57	(.18)	9.63	10.71

Less distributions from:
Net realized gains	—	(3.26)	(7.42)	(2.50)	—	—

Total distributions	—	(3.26)	(7.42)	(2.50)	—	—

Net asset value, end of period	$43.65	$43.02	$34.66	$36.51	$39.19	$29.56

Total Return[c]	1.46%	34.05%	16.05%	(0.66%)	32.58%	56.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,288	$49,701	$32,343	$27,379	$62,178	$44,918

Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.43%)	(0.58%)	(1.26%)	(1.06%)	(1.01%)
Total expenses	1.56%	1.54%	1.58%	1.61%	1.56%	1.55%

Portfolio turnover rate	190%	335%	234%	202%	304%	244%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

FUND PROFILE (Unaudited)	June 30, 2014

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

Ingram Micro, Inc. — Class A	2.8%
Tech Data Corp.	2.7%
Health Net, Inc.	2.2%
Arrow Electronics, Inc.	2.1%
Reinsurance Group of America, Inc. — Class A	2.0%
Avnet, Inc.	2.0%
AECOM Technology Corp.	2.0%
Superior Energy Services, Inc.	2.0%
URS Corp.	2.0%
JetBlue Airways Corp.	2.0%

Top Ten Total	21.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P MIDCAP 400® PURE VALUE FUND

	SHARES	VALUE

COMMON STOCKS† - 99.6%

FINANCIALS - 19.5%
Reinsurance Group of America, Inc. — Class A	10,256	$809,199
Protective Life Corp.	10,043	696,281
Hanover Insurance Group, Inc.	10,344	653,224
First American Financial Corp.	22,600	628,054
Aspen Insurance Holdings Ltd.	12,010	545,494
Kemper Corp.	12,458	459,202
American Financial Group, Inc.	7,254	432,048
Alleghany Corp.*	960	420,595
WR Berkley Corp.	8,695	402,665
Everest Re Group Ltd.	2,413	387,262
StanCorp Financial Group, Inc.	5,321	340,544
HCC Insurance Holdings, Inc.	6,006	293,934
First Niagara Financial Group, Inc.	31,254	273,160
Mercury General Corp.	4,920	231,437
Astoria Financial Corp.	16,856	226,713
Hancock Holding Co.	5,040	178,013
International Bancshares Corp.	6,576	177,552
Janus Capital Group, Inc.	13,830	172,598
Fulton Financial Corp.	13,060	161,813
Valley National Bancorp	14,320	141,911
New York Community Bancorp, Inc.	8,610	137,588

Total Financials		7,769,287

INFORMATION TECHNOLOGY - 17.0%
Ingram Micro, Inc. — Class A*	37,953	1,108,606
Tech Data Corp.*	17,101	1,069,155
Arrow Electronics, Inc.*	13,978	844,411
Avnet, Inc.	18,140	803,783
Vishay Intertechnology, Inc.	39,470	611,390
Science Applications International Corp.	13,310	587,770
Lexmark International, Inc. — Class A	12,080	581,773
Leidos Holdings, Inc.	12,883	493,934
Fairchild Semiconductor International, Inc. — Class A*	15,380	239,928
Convergys Corp.	11,040	236,698
Itron, Inc.*	4,430	179,637

Total Information Technology		6,757,085

INDUSTRIALS - 14.1%
AECOM Technology Corp.*	24,932	802,810
URS Corp.	17,238	790,362
JetBlue Airways Corp.*	72,394	785,475
AGCO Corp.	9,140	513,851
Manpowergroup, Inc.	5,439	461,499
Oshkosh Corp.	8,290	460,344
Granite Construction, Inc.	11,560	415,929
Exelis, Inc.	16,250	275,925
Esterline Technologies Corp.*	2,240	257,869
Regal-Beloit Corp.	3,150	247,464
Triumph Group, Inc.	3,360	234,595
KBR, Inc.	9,261	220,875
Werner Enterprises, Inc.	6,390	169,399

Total Industrials		5,636,397

CONSUMER DISCRETIONARY - 11.3%
Big Lots, Inc.*	15,230	696,011
Abercrombie & Fitch Co. — Class A	11,880	513,811
Murphy USA, Inc.*	9,670	472,766
MDC Holdings, Inc.	14,480	438,599
Rent-A-Center, Inc. — Class A	15,110	433,355
CST Brands, Inc.	11,410	393,645
Aaron’s, Inc.	7,880	280,843
Apollo Education Group, Inc. — Class A*	8,260	258,125
Foot Locker, Inc.	4,620	234,326
Ascena Retail Group, Inc.*	11,910	203,661
ANN, Inc.*	4,870	200,352
DeVry Education Group, Inc.	4,680	198,151
JC Penney Company, Inc.*, 1	20,580	186,249

Total Consumer Discretionary		4,509,894

MATERIALS - 8.7%
Domtar Corp.	12,840	550,194
Commercial Metals Co.	25,437	440,315
Reliance Steel & Aluminum Co.	5,780	426,044
Steel Dynamics, Inc.	22,436	402,726
Ashland, Inc.	3,530	383,852
Greif, Inc. — Class A	6,870	374,827
Olin Corp.	11,600	312,272
TimkenSteel Corp.*	7,710	297,221
Cabot Corp.	5,087	294,995

Total Materials		3,482,446

HEALTH CARE - 8.1%
Health Net, Inc.*	21,481	892,321
Community Health Systems, Inc.*	16,325	740,665
LifePoint Hospitals, Inc.*	10,388	645,095
WellCare Health Plans, Inc.*	7,060	527,100
Owens & Minor, Inc.	12,028	408,711

Total Health Care		3,213,892

ENERGY - 7.2%
Superior Energy Services, Inc.	22,078	797,899
World Fuel Services Corp.	14,300	703,989
HollyFrontier Corp.	12,730	556,174
Unit Corp.*	4,656	320,472
Tidewater, Inc.	5,018	281,761
WPX Energy, Inc.*	8,670	207,300

Total Energy		2,867,595

UTILITIES - 7.1%
UGI Corp.	8,666	437,633
PNM Resources, Inc.	14,240	417,659
Great Plains Energy, Inc.	15,113	406,086
Hawaiian Electric Industries, Inc.[1]	13,150	332,958
Westar Energy, Inc.	7,890	301,319
Atmos Energy Corp.	5,424	289,642
WGL Holdings, Inc.	6,330	272,823
IDACORP, Inc.	3,360	194,309
ONE Gas, Inc.	4,300	162,325

Total Utilities		2,814,754

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P MIDCAP 400® PURE VALUE FUND

	SHARES	VALUE

CONSUMER STAPLES - 5.0%
Universal Corp.	13,997	$774,734
Dean Foods Co.	29,480	518,553
Ingredion, Inc.	3,560	267,142
United Natural Foods, Inc.*	3,410	221,991
Post Holdings, Inc.*	4,070	207,204

Total Consumer Staples		1,989,624

TELECOMMUNICATION SERVICES - 1.6%
Telephone & Data Systems, Inc.	24,808	647,737

Total Common Stocks
(Cost $33,289,939)		39,688,711

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$112,030	112,030
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	38,181	38,181

Total Repurchase Agreements
(Cost $150,211)		150,211

SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	183,176	183,176
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	134,971	134,971
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	7,678	7,678

Total Securities Lending Collateral
(Cost $325,825)		325,825

Total Investments - 100.8%
(Cost $33,765,975)		$40,164,747

Other Assets & Liabilities, net - (0.8)%		(309,413)

Total Net Assets - 100.0%		$39,855,334

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $317,861 of securities loaned
(cost $33,289,939)	$39,688,711
Repurchase agreements, at value
(cost $476,036)	476,036

Total investments
(cost $33,765,975)	40,164,747
Receivables:
Securities sold	432,469
Dividends	32,974
Securities lending income	312

Total assets	40,630,502

LIABILITIES:
Payable for:
Upon return of securities loaned	325,825
Securities purchased	297,220
Fund shares redeemed	78,913
Management fees	20,921
Transfer agent and administrative fees	6,974
Investor service fees	6,974
Portfolio accounting fees	2,789
Miscellaneous	35,552

Total liabilities	775,168

NET ASSETS	$39,855,334

NET ASSETS CONSIST OF:
Paid in capital	$33,099,268
Undistributed net investment income	20,189
Accumulated net realized gain on investments	337,105
Net unrealized appreciation on investments	6,398,772

Net assets	$39,855,334
Capital shares outstanding	321,852
Net asset value per share	$123.83

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$217,498
Income from securities lending, net	1,668
Interest	9

Total investment income	219,175

EXPENSES:
Management fees	101,087
Transfer agent and administrative fees	33,696
Investor service fees	33,696
Portfolio accounting fees	13,478
Professional fees	18,473
Custodian fees	1,577
Trustees’ fees*	1,199
Line of credit interest expense	35
Miscellaneous	7,516

Total expenses	210,757

Net investment income	8,418

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(219,481)

Net realized loss	(219,481)

Net change in unrealized appreciation (depreciation) on:
Investments	1,492,422

Net change in unrealized appreciation (depreciation)	1,492,422

Net realized and unrealized gain	1,272,941

Net increase in net assets resulting from operations	$1,281,359

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,418	$11,771
Net realized gain (loss) on investments	(219,481)	2,975,222
Net change in unrealized appreciation (depreciation) on investments	1,492,422	3,275,418

Net increase in net assets resulting from operations	1,281,359	6,262,411

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(21,268)

Total distributions to shareholders	—	(21,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	67,617,492	145,525,501
Distributions reinvested	—	21,268
Cost of shares redeemed	(57,199,967)	(137,803,041)

Net increase from capital share transactions	10,417,525	7,743,728

Net increase in net assets	11,698,884	13,984,871

NET ASSETS:
Beginning of period	28,156,450	14,171,579

End of period	$39,855,334	$28,156,450

Undistributed net investment income at end of period	$20,189	$11,771

CAPITAL SHARE ACTIVITY:
Shares sold	574,508	1,414,891
Shares issued from reinvestment of distributions	—	188
Shares redeemed	(493,112)	(1,338,851)

Net increase in shares	81,396	76,228

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[d]

Per Share Data
Net asset value, beginning of period	$117.10	$86.29	$73.77	$79.45	$66.83	$43.46

Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.05	.11	(.01)	(.03)	.50
Net gain (loss) on investments (realized and unrealized)	6.69	30.85	12.41	(5.67)	13.44	23.46

Total from investment operations	6.73	30.90	12.52	(5.68)	13.41	23.96

Less distributions from:
Net investment income	—	(.09)	—	—	(.79)	(.59)

Total distributions	—	(.09)	—	—	(.79)	(.59)

Net asset value, end of period	$123.83	$117.10	$86.29	$73.77	$79.45	$66.83

Total Return[c]	5.76%	35.80%	16.99%	(7.15%)	20.13%	55.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,855	$28,156	$14,172	$22,900	$15,875	$29,506

Ratios to average net assets:
Net investment income (loss)	0.06%	0.04%	0.14%	(0.01%)	(0.05%)	0.90%
Total expenses	1.56%	1.54%	1.58%	1.61%	1.54%	1.54%

Portfolio turnover rate	180%	499%	290%	334%	250%	321%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized
[d]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2014

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

US Silica Holdings, Inc.	2.6%
Repligen Corp.	2.1%
Questcor Pharmaceuticals, Inc.	1.9%
Akorn, Inc.	1.8%
Matrix Service Co.	1.8%
Carrizo Oil & Gas, Inc.	1.6%
Lithia Motors, Inc. — Class A	1.5%
Electronics for Imaging, Inc.	1.3%
Synergy Resources Corp.	1.2%
Saia, Inc.	1.2%

Top Ten Total	17.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P SMALLCAP 600® PURE GROWTH FUND

	SHARES	VALUE

COMMON STOCKS† - 99.6%

FINANCIALS - 19.8%
HFF, Inc. — Class A	6,329	$235,376
MB Financial, Inc.	8,696	235,226
HCI Group, Inc.	5,655	229,593
Virtus Investment Partners, Inc.*	1,036	219,373
United Community Banks, Inc.	13,205	216,165
Forestar Group, Inc.*	10,885	207,795
Pinnacle Financial Partners, Inc.	5,246	207,112
PrivateBancorp, Inc. — Class A	7,035	204,437
BBCN Bancorp, Inc.	12,514	199,598
Portfolio Recovery Associates, Inc.*	3,308	196,925
CoreSite Realty Corp.	5,161	170,674
Home BancShares, Inc.	5,119	168,006
Retail Opportunity Investments Corp.	10,670	167,839
First Midwest Bancorp, Inc.	9,810	167,064
Sabra Health Care REIT, Inc.	5,673	162,872
Encore Capital Group, Inc.*	3,546	161,059
Bank of the Ozarks, Inc.	4,706	157,416
Oritani Financial Corp.	9,869	151,883
BofI Holding, Inc.*	1,965	144,369
Boston Private Financial Holdings, Inc.	10,170	136,685
Wilshire Bancorp, Inc.	12,933	132,822
Employers Holdings, Inc.	6,115	129,516
MarketAxess Holdings, Inc.	2,335	126,230
Evercore Partners, Inc. — Class A	2,120	122,197
Glacier Bancorp, Inc.	3,791	107,589
Texas Capital Bancshares, Inc.*	1,531	82,597
eHealth, Inc.*	1,736	65,916
Financial Engines, Inc.	1,310	59,317
First Financial Bankshares, Inc.	1,818	57,031
First Cash Financial Services, Inc.*	935	53,847

Total Financials		4,676,529

INFORMATION TECHNOLOGY - 19.4%
Electronics for Imaging, Inc.*	6,645	300,354
XO Group, Inc.*	19,924	243,472
OpenTable, Inc.*	2,305	238,798
CalAmp Corp.*	10,577	229,098
Synaptics, Inc.*	2,402	217,717
iGATE Corp.*	5,790	210,698
Methode Electronics, Inc.	5,345	204,232
Virtusa Corp.*	5,570	199,406
Dealertrack Technologies, Inc.*	4,078	184,897
Manhattan Associates, Inc.*	5,279	181,756
Perficient, Inc.*	8,401	163,567
Blucora, Inc.*	8,623	162,716
Harmonic, Inc.*	21,682	161,748
Measurement Specialties, Inc.*	1,868	160,779
Synchronoss Technologies, Inc.*	4,470	156,271
Interactive Intelligence Group, Inc.*	2,757	154,750
j2 Global, Inc.	3,009	153,038
Monotype Imaging Holdings, Inc.	5,015	141,273
Tyler Technologies, Inc.*	1,423	129,792
LogMeIn, Inc.*	2,500	116,550
Daktronics, Inc.	9,424	112,335
Stamps.com, Inc.*	3,046	102,620
Advanced Energy Industries, Inc.*	4,469	86,028
Cardtronics, Inc.*	2,430	82,814
Cognex Corp.*	2,156	82,790
FARO Technologies, Inc.*	1,545	75,890
MTS Systems Corp.	1,090	73,858
MAXIMUS, Inc.	1,641	70,596
NIC, Inc.	4,420	70,057
Blackbaud, Inc.	1,900	67,906
comScore, Inc.*	1,765	62,622
Global Payments, Inc.	1	73

Total Information Technology		4,598,501

HEALTH CARE - 17.4%
Repligen Corp.*	21,320	485,884
Questcor Pharmaceuticals, Inc.[1]	4,875	450,888
Akorn, Inc.*	12,647	420,513
Anika Therapeutics, Inc.*	4,946	229,148
Cambrex Corp.*	10,145	210,002
ABIOMED, Inc.*	7,635	191,944
Natus Medical, Inc.*	7,581	190,586
Omnicell, Inc.*	6,625	190,204
Acorda Therapeutics, Inc.*	5,285	178,157
Cantel Medical Corp.	4,315	158,015
Ligand Pharmaceuticals, Inc. — Class B*	2,515	156,659
Prestige Brands Holdings, Inc.*	4,355	147,591
CorVel Corp.*	2,768	125,058
MWI Veterinary Supply, Inc.*	795	112,882
CryoLife, Inc.	12,474	111,642
Lannett Company, Inc.*	2,180	108,172
Medidata Solutions, Inc.*	2,465	105,527
NuVasive, Inc.*	2,765	98,351
Medicines Co.*	3,183	92,498
IPC The Hospitalist Company, Inc.*	1,790	79,154
Air Methods Corp.*	1,485	76,700
SurModics, Inc.*	3,475	74,435
West Pharmaceutical Services, Inc.	1,265	53,358
Neogen Corp.*	1,030	41,684
HealthStream, Inc.*	1,498	36,401

Total Health Care		4,125,453

CONSUMER DISCRETIONARY - 15.0%
Lithia Motors, Inc. — Class A	3,867	363,769
Multimedia Games Holding Company, Inc.*	8,720	258,460
Buffalo Wild Wings, Inc.*	1,402	232,324
MarineMax, Inc.*	13,271	222,157
Universal Electronics, Inc.*	3,685	180,123
Iconix Brand Group, Inc.*	3,935	168,969
Winnebago Industries, Inc.*	5,980	150,576
EW Scripps Co. — Class A*	6,986	147,824
Arctic Cat, Inc.	3,335	131,466
Red Robin Gourmet Burgers, Inc.*	1,798	128,018
Ruth’s Hospitality Group, Inc.	9,171	113,262
Lumber Liquidators Holdings, Inc.*	1,491	113,241
Pinnacle Entertainment, Inc.*	4,335	109,155
Drew Industries, Inc.	2,161	108,072
Monarch Casino & Resort, Inc.*	7,064	106,949
Movado Group, Inc.	2,387	99,466
Capella Education Co.	1,813	98,609
Wolverine World Wide, Inc.	3,650	95,119
Sonic Corp.*	4,135	91,301
Steven Madden Ltd.*	2,529	86,745
Scientific Games Corp. — Class A*	7,490	83,289

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P SMALLCAP 600® PURE GROWTH FUND

	SHARES	VALUE

Sturm Ruger & Company, Inc.	1,386	$81,788
Papa John’s International, Inc.	1,877	79,566
La-Z-Boy, Inc.	3,390	78,546
Kirkland’s, Inc.*	3,985	73,922
Texas Roadhouse, Inc. — Class A	2,693	70,018
American Public Education, Inc.*	1,921	66,044

Total Consumer Discretionary		3,538,778

INDUSTRIALS - 10.9%
Saia, Inc.*	6,655	292,354
On Assignment, Inc.*	7,779	276,699
GenCorp, Inc.*	14,272	272,594
Taser International, Inc.*	17,200	228,760
Dycom Industries, Inc.*	7,280	227,937
Federal Signal Corp.	12,620	184,883
PGT, Inc.*	20,440	173,126
AAON, Inc.	4,840	162,237
DXP Enterprises, Inc.*	2,020	152,591
CIRCOR International, Inc.	1,626	125,414
EnerSys	1,630	112,128
Hillenbrand, Inc.	2,794	91,140
Allegiant Travel Co. — Class A	662	77,964
AZZ, Inc.	1,435	66,125
Mobile Mini, Inc.	1,350	64,652
Apogee Enterprises, Inc.	1,680	58,565

Total Industrials		2,567,169

ENERGY - 10.1%
Matrix Service Co.*	12,798	419,646
Carrizo Oil & Gas, Inc.*	5,505	381,276
Synergy Resources Corp.*	22,290	295,343
Stone Energy Corp.*	5,630	263,428
C&J Energy Services, Inc.*	7,721	260,815
Tesco Corp.	10,831	231,134
Newpark Resources, Inc.*	13,771	171,587
Era Group, Inc.*	5,934	170,187
Northern Oil and Gas, Inc.*	8,607	140,208
Geospace Technologies Corp.*	830	45,716

Total Energy		2,379,340

MATERIALS - 5.3%
US Silica Holdings, Inc.	11,228	622,480
KapStone Paper and Packaging Corp.*	7,687	254,670
Flotek Industries, Inc.*	5,880	189,101
HB Fuller Co.	1,570	75,517
American Vanguard Corp.	4,375	57,838
Balchem Corp.	880	47,133

Total Materials		1,246,739

CONSUMER STAPLES - 1.2%
Boston Beer Company, Inc. — Class A*	710	158,700
Inter Parfums, Inc.	4,148	122,573

Total Consumer Staples		281,273

TELECOMMUNICATION SERVICES - 0.5%
8x8, Inc.*	9,621	77,738
Lumos Networks Corp.	2,820	40,805

Total Telecommunication Services		118,543

Total Common Stocks
(Cost $17,809,388)		23,532,325

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,2 - 1.0%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$184,081	184,081
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	62,737	62,737

Total Repurchase Agreements
(Cost $246,818)		246,818

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	162,515	162,515
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	119,748	119,748
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	6,812	6,812

Total Securities Lending Collateral
(Cost $289,075)		289,075

Total Investments - 101.8%
(Cost $18,345,281)		$24,068,218

Other Assets & Liabilities, net - (1.8)%		(433,393)

Total Net Assets - 100.0%		$23,634,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
REIT — Real Estate Investment Trust

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $286,719 of securities loaned
(cost $17,809,388)	$23,532,325
Repurchase agreements, at value
(cost $535,893)	535,893

Total investments
(cost $18,345,281)	24,068,218
Receivables:
Fund shares sold	315,926
Securities sold	119,194
Dividends	9,722
Securities lending income	131

Total assets	24,513,191

LIABILITIES:
Payable for:
Securities purchased	529,191
Upon return of securities loaned	289,075
Management fees	13,014
Transfer agent and administrative fees	4,338
Investor service fees	4,338
Portfolio accounting fees	1,735
Fund shares redeemed	1,095
Miscellaneous	35,580

Total liabilities	878,366

NET ASSETS	$23,634,825

NET ASSETS CONSIST OF:
Paid in capital	$17,282,490
Accumulated net investment loss	(126,450)
Accumulated net realized gain on investments	755,848
Net unrealized appreciation on investments	5,722,937

Net assets	$23,634,825
Capital shares outstanding	510,595
Net asset value per share	$46.29

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $125)	$96,915
Income from securities lending, net	4,263
Interest	9

Total investment income	101,187

EXPENSES:
Management fees	106,403
Transfer agent and administrative fees	35,468
Investor service fees	35,468
Portfolio accounting fees	14,187
Professional fees	22,293
Custodian fees	1,656
Trustees’ fees*	1,476
Line of credit interest expense	36
Miscellaneous	4,357

Total expenses	221,344

Net investment loss	(120,157)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,462,900

Net realized gain	1,462,900

Net change in unrealized appreciation (depreciation) on:
Investments	(2,158,443)

Net change in unrealized appreciation (depreciation)	(2,158,443)

Net realized and unrealized loss	(695,543)

Net decrease in net assets resulting from operations	$(815,700)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(120,157)	$(247,058)
Net realized gain on investments	1,462,900	4,732,382
Net change in unrealized appreciation (depreciation) on investments	(2,158,443)	5,876,200

Net increase (decrease) in net assets resulting from operations	(815,700)	10,361,524

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,459,263)

Total distributions to shareholders	—	(2,459,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	38,872,857	118,899,624
Distributions reinvested	—	2,459,263
Cost of shares redeemed	(62,914,483)	(98,576,545)

Net increase (decrease) from capital share transactions	(24,041,626)	22,782,342

Net increase (decrease) in net assets	(24,857,326)	30,684,603

NET ASSETS:
Beginning of period	48,492,151	17,807,548

End of period	$23,634,825	$48,492,151

Accumulated net investment loss at end of period	$(126,450)	$(6,293)

CAPITAL SHARE ACTIVITY:
Shares sold	879,330	2,882,063
Shares issued from reinvestment of distributions	—	56,315
Shares redeemed	(1,430,640)	(2,397,157)

Net increase (decrease) in shares	(551,310)	541,221

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$45.67	$34.20	$30.92	$29.87	$23.82	$17.78

Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.32)	(.04)	(.40)	(.25)	(.23)
Net gain (loss) on investments (realized and unrealized)	.81	14.34	3.32	1.45	6.30	6.27

Total from investment operations	.62	14.02	3.28	1.05	6.05	6.04

Less distributions from:
Net realized gains	—	(2.55)	—	—	—	—

Total distributions	—	(2.55)	—	—	—	—

Net asset value, end of period	$46.29	$45.67	$34.20	$30.92	$29.87	$23.82

Total Return[c]	1.38%	41.30%	10.61%	3.52%	25.40%	33.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,635	$48,492	$17,808	$23,086	$27,919	$13,556

Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.78%)	(0.13%)	(1.28%)	(0.96%)	(1.13%)
Total expenses	1.56%	1.54%	1.58%	1.61%	1.57%	1.56%

Portfolio turnover rate	106%	350%	291%	358%	529%	633%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	June 30, 2014

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	May 3, 2004

Ten Largest Holdings (% of Total Net Assets)

Green Plains, Inc.	2.3%
Pioneer Energy Services Corp.	1.9%
Sanmina Corp.	1.6%
Central Garden and Pet Co. — Class A	1.6%
Perry Ellis International, Inc.	1.5%
ManTech International Corp. — Class A	1.5%
Seneca Foods Corp. — Class A	1.3%
Engility Holdings, Inc.	1.3%
Cash America International, Inc.	1.3%
Insight Enterprises, Inc.	1.3%

Top Ten Total	15.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

S&P SMALLCAP 600® PURE VALUE FUND

	SHARES	VALUE

COMMON STOCKS† - 99.6%

INDUSTRIALS - 19.3%
Engility Holdings, Inc.*	6,430	$246,012
SkyWest, Inc.	16,510	201,752
Atlas Air Worldwide Holdings, Inc.*	5,460	201,201
CDI Corp.	13,492	194,419
Griffon Corp.	14,730	182,652
Titan International, Inc.	10,790	181,488
Hub Group, Inc. — Class A*	3,349	168,790
Kelly Services, Inc. — Class A	9,501	163,131
EMCOR Group, Inc.	3,611	160,798
ABM Industries, Inc.	5,738	154,811
Universal Forest Products, Inc.	3,019	145,727
Aegion Corp. — Class A*	6,060	141,016
United Stationers, Inc.	3,323	137,805
AAR Corp.	4,719	130,056
Brink’s Co.	4,340	122,475
Viad Corp.	4,328	103,180
Insperity, Inc.	2,939	96,987
Heidrick & Struggles International, Inc.	4,969	91,927
Astec Industries, Inc.	2,093	91,841
Briggs & Stratton Corp.	4,035	82,556
Gibraltar Industries, Inc.*	5,154	79,939
Kaman Corp.	1,870	79,905
Matson, Inc.	2,440	65,490
Curtiss-Wright Corp.	970	63,593
Mueller Industries, Inc.	1,980	58,232
Korn/Ferry International*	1,765	51,838
Quanex Building Products Corp.	2,790	49,857
National Presto Industries, Inc.	683	49,750
UTI Worldwide, Inc.	4,668	48,267
Resources Connection, Inc.	3,545	46,475
Orion Marine Group, Inc.*	3,930	42,562

Total Industrials		3,634,532

INFORMATION TECHNOLOGY - 18.0%
Sanmina Corp.*	13,360	304,341
ManTech International Corp. — Class A	9,275	273,798
Insight Enterprises, Inc.*	7,725	237,466
CIBER, Inc.*	46,038	227,428
Black Box Corp.	8,884	208,242
Benchmark Electronics, Inc.*	8,125	207,025
CACI International, Inc. — Class A*	2,602	182,686
SYNNEX Corp.*	2,435	177,390
Monster Worldwide, Inc.*	26,059	170,426
Super Micro Computer, Inc.*	6,229	157,407
ScanSource, Inc.*	3,581	136,364
TTM Technologies, Inc.*	15,840	129,888
Bel Fuse, Inc. — Class B	5,045	129,505
Anixter International, Inc.	1,222	122,286
Plexus Corp.*	2,305	99,783
NETGEAR, Inc.*	2,270	78,928
Oplink Communications, Inc.*	4,390	74,498
Diodes, Inc.*	2,390	69,214
Kulicke & Soffa Industries, Inc.*	4,560	65,026
Ebix, Inc.[1]	4,150	59,387
Rofin-Sinar Technologies, Inc.*	2,460	59,138
Rudolph Technologies, Inc.*	5,680	56,118
Brooks Automation, Inc.	5,210	56,112
Digi International, Inc.*	5,760	54,259
Mercury Systems, Inc.*	4,319	48,977

Total Information Technology		3,385,692

CONSUMER DISCRETIONARY - 17.0%
Perry Ellis International, Inc.*	16,014	279,284
Group 1 Automotive, Inc.	2,537	213,894
M/I Homes, Inc.*	7,790	189,064
Scholastic Corp.	5,380	183,404
Sonic Automotive, Inc. — Class A	6,074	162,054
Fred’s, Inc. — Class A	10,188	155,775
Ruby Tuesday, Inc.*	19,247	146,085
Superior Industries International, Inc.	7,032	145,000
Regis Corp.	9,920	139,674
Stage Stores, Inc.	7,460	139,426
Brown Shoe Company, Inc.	4,800	137,327
Pep Boys-Manny Moe & Jack*	11,852	135,824
Marcus Corp.	6,982	127,422
VOXX International Corp. — Class A*	13,205	124,259
Big 5 Sporting Goods Corp.	8,134	99,804
Stein Mart, Inc.	7,126	98,980
Biglari Holdings, Inc.*	220	93,053
Christopher & Banks Corp.*	10,331	90,500
Genesco, Inc.*	1,070	87,879
Career Education Corp.*	17,604	82,387
Standard Pacific Corp.*	8,850	76,110
Crocs, Inc.*	4,265	64,103
Children’s Place, Inc.	1,255	62,286
Meritage Homes Corp.*	1,463	61,753
Finish Line, Inc. — Class A	1,648	49,012
Sizmek, Inc.*	4,315	41,122
Aeropostale, Inc.*	4,783	16,693

Total Consumer Discretionary		3,202,174

FINANCIALS - 12.6%
Cash America International, Inc.	5,370	238,589
Stewart Information Services Corp.	7,536	233,692
EZCORP, Inc. — Class A*	19,549	225,791
Piper Jaffray Cos.*	3,378	174,879
Calamos Asset Management, Inc. — Class A	12,037	161,175
United Fire Group, Inc.	5,049	148,037
Navigators Group, Inc.*	2,145	143,822
Infinity Property & Casualty Corp.	1,960	131,771
Horace Mann Educators Corp.	3,661	114,479
Meadowbrook Insurance Group, Inc.	13,649	98,136
Wintrust Financial Corp.	1,940	89,241
Safety Insurance Group, Inc.	1,691	86,884
Selective Insurance Group, Inc.	3,471	85,803
Capstead Mortgage Corp.	6,480	85,212
Susquehanna Bancshares, Inc.	7,940	83,846
Brookline Bancorp, Inc.	7,730	72,430
SWS Group, Inc.*	7,211	52,496
Provident Financial Services, Inc.	2,950	51,094
FNB Corp.	3,810	48,844
ProAssurance Corp.	1,090	48,396

Total Financials		2,374,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

S&P SMALLCAP 600® PURE VALUE FUND

	SHARES	VALUE

MATERIALS - 8.1%
Century Aluminum Co.*	14,099	$221,071
Materion Corp.	5,664	209,511
Olympic Steel, Inc.	7,031	174,017
Boise Cascade Co.*	4,970	142,341
A. Schulman, Inc.	3,422	132,432
Kaiser Aluminum Corp.	1,710	124,608
AM Castle & Co.*	10,138	111,924
Clearwater Paper Corp.*	1,220	75,298
PH Glatfelter Co.	2,520	66,856
Zep, Inc.	3,646	64,388
Kraton Performance Polymers, Inc.*	2,544	56,960
Neenah Paper, Inc.	1,070	56,871
OM Group, Inc.	1,346	43,651
Stepan Co.	670	35,416

Total Materials		1,515,344

HEALTH CARE - 7.8%
PharMerica Corp.*	7,794	222,830
Molina Healthcare, Inc.*	4,757	212,306
Kindred Healthcare, Inc.	8,110	187,341
Magellan Health, Inc.*	2,770	172,405
Centene Corp.*	1,966	148,649
Cross Country Healthcare, Inc.*	17,790	115,991
LHC Group, Inc.*	5,282	112,876
Invacare Corp.	5,266	96,736
Almost Family, Inc.*	3,998	88,276
Healthways, Inc.*	3,870	67,880
AMN Healthcare Services, Inc.*	4,040	49,692

Total Health Care		1,474,982

ENERGY - 7.8%
Green Plains, Inc.	13,300	437,171
Pioneer Energy Services Corp.*	20,194	354,203
Cloud Peak Energy, Inc.*	8,870	163,385
Exterran Holdings, Inc.	3,460	155,665
Swift Energy Co.*	11,721	152,139
Gulf Island Fabrication, Inc.	4,213	90,664
Arch Coal, Inc.[1]	18,780	68,547
SEACOR Holdings, Inc.*	500	41,125

Total Energy		1,462,899

CONSUMER STAPLES - 4.8%
Central Garden and Pet Co. — Class A*	32,889	302,578
Seneca Foods Corp. — Class A*	8,176	250,185
SpartanNash Co.	7,553	158,689
Sanderson Farms, Inc.	1,200	116,640
Alliance One International, Inc.*	26,621	66,553

Total Consumer Staples		894,645

UTILITIES - 2.1%
New Jersey Resources Corp.	2,056	117,522
Avista Corp.	3,362	112,694
Laclede Group, Inc.	1,279	62,095
NorthWestern Corp.	1,117	58,296
UIL Holdings Corp.	1,213	46,955

Total Utilities		397,562

TELECOMMUNICATION SERVICES - 2.1%
Cbeyond, Inc.*	22,758	226,442
USA Mobility, Inc.	6,235	96,019
Atlantic Tele-Network, Inc.	1,250	72,500

Total Telecommunication Services		394,961

Total Common Stocks
(Cost $14,353,060)		18,737,408

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	$87,103	87,103
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	29,686	29,686

Total Repurchase Agreements
(Cost $116,789)		116,789

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/30/14 at 0.07%
due 07/01/14	97,315	97,315
BNP Paribas Securities Corp.
issued 06/30/14 at 0.09%
due 07/01/14	71,706	71,706
Deutsche Bank Securities, Inc.
issued 06/30/14 at 0.05%
due 07/01/14	4,079	4,079

Total Securities Lending Collateral
(Cost $173,100)		173,100

Total Investments - 101.1%
(Cost $14,642,949)		$19,027,297

Other Assets & Liabilities, net - (1.1)%		(205,283)

Total Net Assets - 100.0%		$18,822,014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value - including $165,647 of securities loaned
(cost $14,353,060)	$18,737,408
Repurchase agreements, at value
(cost $289,889)	289,889

Total investments
(cost $14,642,949)	19,027,297
Receivables:
Fund shares sold	267,887
Securities sold	75,089
Dividends	8,751
Securities lending income	370

Total assets	19,379,394

LIABILITIES:
Payable for:
Securities purchased	324,592
Upon return of securities loaned	173,100
Fund shares redeemed	12,900
Management fees	11,284
Transfer agent and administrative fees	3,761
Investor service fees	3,761
Portfolio accounting fees	1,505
Miscellaneous	26,477

Total liabilities	557,380

NET ASSETS	$18,822,014

NET ASSETS CONSIST OF:
Paid in capital	$15,650,623
Accumulated net investment loss	(58,193)
Accumulated net realized loss on investments	(1,154,764)
Net unrealized appreciation on investments	4,384,348

Net assets	$18,822,014
Capital shares outstanding	116,429
Net asset value per share	$161.66

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$104,330
Income from securities lending, net	2,686
Interest	7

Total investment income	107,023

EXPENSES:
Management fees	79,313
Transfer agent and administrative fees	26,438
Investor service fees	26,438
Portfolio accounting fees	10,575
Professional fees	14,813
Custodian fees	1,235
Trustees’ fees*	997
Line of credit interest expense	30
Miscellaneous	5,377

Total expenses	165,216

Net investment loss	(58,193)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	189,076

Net realized gain	189,076

Net change in unrealized appreciation (depreciation) on:
Investments	(316,749)

Net change in unrealized appreciation (depreciation)	(316,749)

Net realized and unrealized loss	(127,673)

Net decrease in net assets resulting from operations	$(185,866)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(58,193)	$(91,532)
Net realized gain on investments	189,076	3,675,693
Net change in unrealized appreciation (depreciation) on investments	(316,749)	3,160,696

Net increase (decrease) in net assets resulting from operations	(185,866)	6,744,857

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(94,498)

Total distributions to shareholders	—	(94,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,580,278	62,330,569
Distributions reinvested	—	94,498
Cost of shares redeemed	(25,147,810)	(55,677,571)

Net increase (decrease) from capital share transactions	(10,567,532)	6,747,496

Net increase (decrease) in net assets	(10,753,398)	13,397,855

NET ASSETS:
Beginning of period	29,575,412	16,177,557

End of period	$18,822,014	$29,575,412

Accumulated net investment loss at end of period	$(58,193)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	92,634	462,980
Shares issued from reinvestment of distributions	—	634
Shares redeemed	(163,137)	(422,196)

Net increase (decrease) in shares	(70,503)	41,418

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009[d]

Per Share Data
Net asset value, beginning of period	$158.21	$111.18	$92.36	$101.98	$81.52	$50.83

Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.58)	(.22)	(.73)	(.56)	(.26)
Net gain (loss) on investments (realized and unrealized)	3.88	48.15	19.04	(8.89)	21.02	31.93

Total from investment operations	3.45	47.57	18.82	(9.62)	20.46	31.67

Less distributions from:
Net investment income	—	—	—	—	—	(.98)
Net realized gains	—	(.54)	—	—	—	—

Total distributions	—	(.54)	—	—	—	(.98)

Net asset value, end of period	$161.66	$158.21	$111.18	$92.36	$101.98	$81.52

Total Return[c]	2.18%	42.83%	20.38%	(9.44%)	25.10%	62.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,822	$29,575	$16,178	$12,757	$17,228	$13,562

Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.43%)	(0.22%)	(0.75%)	(0.61%)	(0.37%)
Total expenses	1.56%	1.54%	1.58%	1.62%	1.55%	1.55%

Portfolio turnover rate	46%	260%	318%	404%	526%	380%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through April 20, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	June 30, 2014

EUROPE 1.25x STRATEGY FUND

OBJECTIVE:   Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	October 1, 2001

Ten Largest Holdings (% of Total Net Assets)

Nestle S.A. ADR	3.2%
Novartis AG ADR	3.1%
Roche Holding AG ADR	2.7%
HSBC Holdings plc ADR	2.6%
Total S.A. ADR	2.2%
Royal Dutch Shell plc ADR	2.1%
BP plc ADR	2.1%
GlaxoSmithKline plc ADR	1.7%
Sanofi ADR	1.7%
Banco Santander S.A.	1.6%

Top Ten Total	23.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At June 30, 2014, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value

Britain	31.5%	$1,042,499
Switzerland	22.3%	738,799
Germany	16.0%	529,003
France	11.0%	366,035
Netherlands	6.5%	216,812
Spain	6.3%	209,269
Belgium	2.0%	66,205
Other	4.4%	146,402

Total Common Stocks	100.0%	$3,315,024

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

EUROPE 1.25x STRATEGY FUND

	SHARES	VALUE

COMMON STOCKS† - 56.3%

FINANCIALS - 12.4%
HSBC Holdings plc ADR	2,974	$151,078
Banco Santander S.A. ADR	9,228	96,156
BNP Paribas S.A. ADR	1,824	62,062
Allianz SE ADR	3,572	59,970
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,645	59,317
Lloyds Banking Group plc ADR*	10,294	52,911
UBS AG	2,873	52,634
Barclays plc ADR	3,118	45,554
ING Groep N.V. ADR*	2,915	40,868
Deutsche Bank AG	1,079	37,959
Zurich Insurance Group AG ADR	1,245	37,475
Credit Suisse Group AG ADR	1,189	33,732

Total Financials		729,716

HEALTH CARE - 11.9%
Novartis AG ADR	2,030	183,776
Roche Holding AG ADR	4,274	159,420
GlaxoSmithKline plc ADR	1,878	100,435
Sanofi ADR	1,841	97,886
Bayer AG ADR	630	89,000
AstraZeneca plc ADR	970	72,081

Total Health Care		702,598

CONSUMER STAPLES - 10.0%
Nestle S.A. ADR	2,419	187,884
British American Tobacco plc ADR	732	87,167
Anheuser-Busch InBev N.V. ADR	576	66,205
Diageo plc ADR	507	64,526
Unilever N.V.	1,216	53,212
Unilever plc ADR	1,022	46,307
Reckitt Benckiser Group plc ADR	2,590	45,325
Tesco plc ADR	2,414	35,365

Total Consumer Staples		585,991

ENERGY - 8.3%
Total S.A. ADR	1,779	128,445
Royal Dutch Shell plc ADR	1,490	122,731
BP plc ADR	2,319	122,327
Eni SpA ADR	1,053	57,810
BG Group plc ADR	2,627	56,086

Total Energy		487,399

MATERIALS - 3.9%
BASF SE ADR	721	83,997
BHP Billiton Ltd. ADR	816	55,854
Rio Tinto plc ADR	1,008	54,714
Air Liquide S.A. ADR	1,287	34,780

Total Materials		229,345

INDUSTRIALS - 2.9%
Siemens AG ADR	657	86,849
Schneider Electric SE ADR	2,280	42,864
ABB Ltd. ADR	1,754	40,377

Total Industrials		170,090

TELECOMMUNICATION SERVICES - 2.7%
Vodafone Group plc ADR	2,019	67,414
Telefonica S.A. ADR	3,135	53,797
Deutsche Telekom AG ADR	2,252	39,455

Total Telecommunication Services		160,666

CONSUMER DISCRETIONARY - 2.0%
Daimler AG ADR	785	73,484
Cie Financiere Richemont S.A. ADR	4,151	43,502

Total Consumer Discretionary		116,986

INFORMATION TECHNOLOGY - 1.5%
SAP AG ADR	757	58,289
Telefonaktiebolaget LM Ericsson ADR	2,710	32,737

Total Information Technology		91,026

UTILITIES - 0.7%
National Grid plc ADR	554	41,207

Total Common Stocks
(Cost $2,285,117)		3,315,024

MUTUAL FUNDS†,2 - 17.0%
Guggenheim Strategy Fund I	40,096	1,000,406

Total Mutual Funds
(Cost $1,001,207)		1,000,406

	FACE
	AMOUNT

REPURCHASE AGREEMENTS††,1 - 16.2%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	$201,073	201,073
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	192,465	192,465
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	190,490	190,490
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	190,490	190,490
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	179,907	179,907

Total Repurchase Agreements
(Cost $954,425)		954,425

Total Investments - 89.5%
(Cost $4,240,749)		$5,269,855

Other Assets & Liabilities, net - 10.5%		618,022

Total Net Assets - 100.0%		$5,887,877

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2014

EUROPE 1.25x STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 Euro FX
Futures Contracts
(Aggregate Value of
Contracts $4,109,400)	24	$40,090

EQUITY FUTURES CONTRACTS PURCHASED††
September 2014 STOXX Europe 50 Index
Futures Contracts
(Aggregate Value of
Contracts $4,033,518)	98	$(36,555)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Investment in a product that is related to the Advisor.
ADR — American Depositary Receipt
plc — Public Limited Company

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value
(cost $3,286,324)	$4,315,430
Repurchase agreements, at value
(cost $954,425)	954,425

Total investments
(cost $4,240,749)	5,269,855
Segregated cash with broker	345,812
Cash	78,641
Receivables:
Fund shares sold	260,605
Variation margin	13,546
Dividends	8,483
Foreign taxes reclaim	7,022
Swap settlement	5,188

Total assets	5,989,152

LIABILITIES:
Foreign currency, at value
(cost $77,563)	77,942
Payable for:
Fund shares redeemed	4,637
Management fees	4,559
Transfer agent and administrative fees	1,266
Investor service fees	1,266
Portfolio accounting fees	506
Miscellaneous	11,099

Total liabilities	101,275

NET ASSETS	$5,887,877

NET ASSETS CONSIST OF:
Paid in capital	$10,817,646
Undistributed net investment income	142,333
Accumulated net realized loss on investments and foreign currency	(6,104,364)
Net unrealized appreciation on investments and foreign currency	1,032,262

Net assets	$5,887,877
Capital shares outstanding	301,483
Net asset value per share	$19.53

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $6,037)	$137,576
Income from securities lending, net	254
Interest	78

Total investment income	137,908

EXPENSES:
Management fees	34,240
Transfer agent and administrative fees	9,511
Investor service fees	9,511
Portfolio accounting fees	3,804
Professional fees	6,306
Custodian fees	445
Trustees’ fees*	397
Miscellaneous	1,845

Total expenses	66,059

Net investment income	71,849

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(305,879)
Swap agreements	3,643
Futures contracts	247,379
Foreign currency	(48)

Net realized loss	(54,905)

Net change in unrealized appreciation (depreciation) on:
Investments	(135,172)
Futures contracts	(254,854)
Foreign currency	(581)

Net change in unrealized appreciation (depreciation)	(390,607)

Net realized and unrealized loss	(445,512)

Net decrease in net assets resulting from operations	$(373,663)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited )	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$71,849	$66,388
Net realized gain (loss) on investments and foreign currency	(54,905)	1,202,980
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(390,607)	73,233

Net increase (decrease) in net assets resulting from operations	(373,663)	1,342,601

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,300)

Total distributions to shareholders	—	(15,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	20,050,275	42,651,167
Distributions reinvested	—	15,300
Cost of shares redeemed	(25,904,942)	(44,687,246)

Net decrease from capital share transactions	(5,854,667)	(2,020,779)

Net decrease in net assets	(6,228,330)	(693,478)

NET ASSETS:
Beginning of period	12,116,207	12,809,685

End of period	$5,887,877	$12,116,207

Undistributed net investment income at end of period	$142,333	$70,484

CAPITAL SHARE ACTIVITY:
Shares sold	1,061,019	2,539,230
Shares issued from reinvestment of distributions	—	851
Shares redeemed	(1,406,758)	(2,739,378)

Net decrease in shares	(345,739)	(199,297)

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a]	2013	2012	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$18.72	$15.13	$12.56	$14.80	$16.73	$12.65

Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.13	.05	.17	.12	.13
Net gain (loss) on investments (realized and unrealized)	.63	3.48	2.66	(2.41)	(1.85)	4.31

Total from investment operations	.81	3.61	2.71	(2.24)	(1.73)	4.44

Less distributions from:
Net investment income	—	(.02)	(.14)	—	(.20)	(.36)

Total distributions	—	(.02)	(.14)	—	(.20)	(.36)

Net asset value, end of period	$19.53	$18.72	$15.13	$12.56	$14.80	$16.73

Total Return[c]	4.33%	23.89%	21.66%	(15.14% )	(10.35% )	35.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,888	$12,116	$12,810	$4,063	$9,063	$22,358

Ratios to average net assets:
Net investment income (loss)	1.89%	0.79%	0.40%	1.13%	0.82%	0.90%
Total expenses[d]	1.74%	1.71%	1.72%	1.78%	1.71%	1.71%

Portfolio turnover rate	279%	455%	489%	446%	461%	321%

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

FUND PROFILE (Unaudited)	June 30, 2014

JAPAN 2x STRATEGY FUND

OBJECTIVE:   Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	October 1, 2001

The Fund invests principally in derivative investments such as futures contracts.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

JAPAN 2x STRATEGY FUND

	SHARES	VALUE

MUTUAL FUNDS†,3 - 17.3%
Guggenheim Strategy Fund I	26,058	$650,153

Total Mutual Funds
(Cost $650,674)		650,153

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Farm Credit Bank[1]
0.05% due 07/11/14	$50,000	49,999

Total Federal Agency Discount Notes
(Cost $49,999)		49,999

REPURCHASE AGREEMENTS††,2 - 65.5%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	519,478	519,478
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	497,239	497,239
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	492,136	492,136
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	492,136	492,136
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	464,796	464,796

Total Repurchase Agreements
(Cost $2,465,785)		2,465,785

Total Investments - 84.1%
(Cost $3,166,458)		$3,165,937

Other Assets & Liabilities, net - 15.9%		597,268

Total Net Assets - 100.0%		$3,763,205

		UNREALIZED
	CONTRACTS	GAIN

EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Nikkei 225 (CME) Index
Futures Contracts
(Aggregate Value of
Contracts $7,526,475)	99	$57,061

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $7,531,213)	61	$51,205

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Investment in a product that is related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value
(cost $700,673)	$700,152
Repurchase agreements, at value
(cost $2,465,785)	2,465,785

Total investments
(cost $3,166,458)	3,165,937
Segregated cash with broker	523,000
Receivables:
Fund shares sold	95,962
Swap settlement	37,010
Variation margin	23,197
Dividends	638
Interest	1

Total assets	3,845,745

LIABILITIES:
Payable for:
Fund shares redeemed	73,700
Management fees	1,946
Transfer agent and administrative fees	649
Investor service fees	649
Portfolio accounting fees	259
Miscellaneous	5,337

Total liabilities	82,540

NET ASSETS	$3,763,205

NET ASSETS CONSIST OF:
Paid in capital	$4,541,671
Accumulated net investment loss	(25,177)
Accumulated net realized loss on investments	(861,034)
Net unrealized appreciation on investments	107,745

Net assets	$3,763,205
Capital shares outstanding	156,387
Net asset value per share	$24.06

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$1,312
Interest	140

Total investment income	1,452

EXPENSES:
Management fees	12,626
Transfer agent and administrative fees	4,209
Investor service fees	4,209
Portfolio accounting fees	1,683
Professional fees	4,087
Trustees’ fees*	238
Custodian fees	196
Miscellaneous	(619)

Total expenses	26,629

Net investment loss	(25,177)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	26,050
Futures contracts	(512,008)

Net realized loss	(485,958)

Net change in unrealized appreciation (depreciation) on:
Investments	(523)
Futures contracts	(47,162)

Net change in unrealized appreciation (depreciation)	(47,685)

Net realized and unrealized loss	(533,643)

Net decrease in net assets resulting from operations	$(558,820)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited )	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(25,177)	$(89,774)
Net realized gain (loss) on investments	(485,958)	1,893,914
Net change in unrealized appreciation (depreciation) on investments	(47,685)	(228,044)

Net increase (decrease) in net assets resulting from operations	(558,820)	1,576,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(261,611)	—

Total distributions to shareholders	(261,611)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,422,289	49,133,415
Distributions reinvested	261,611	—
Cost of shares redeemed	(19,009,441)	(49,581,629)

Net decrease from capital share transactions	(325,541)	(448,214)

Net increase (decrease) in net assets	(1,145,972)	1,127,882

NET ASSETS:
Beginning of period	4,909,177	3,781,295

End of period	$3,763,205	$4,909,177

Accumulated net investment loss at end of period	$(25,177)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	790,070	2,036,699
Shares issued from reinvestment of distributions	11,424	—
Shares redeemed	(816,675)	(2,071,265)

Net decrease in shares	(15,181)	(34,566)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30,	December 31,		December 31,		December 31,	December 31,		December 31,
	2014[a]	2013		2012		2011	2010		2009

Per Share Data
Net asset value, beginning of period	$28.61	$18.34		$15.28		$21.49	$18.57		$15.08

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)		(.36)		(.24)	(.30)		(.26)	(.23)
Net gain (loss) on investments (realized and unrealized)	(2.24)	10.63		3.30		(5.91)	3.18		3.79

Total from investment operations	(2.41)	10.27		3.06		(6.21)	2.92		3.56

Less distributions from:
Net investment income	—	—		—		—	—		(.07)
Net realized gains	(2.14)	—		—		—	—		—

Total distributions	(2.14)	—		—		—	—		(.07)

Net asset value, end of period	$24.06	$28.61		$18.34		$15.28	$21.49		$18.57

Total Return[c]	(8.03% )	56.00%		20.10%		(28.94% )	15.72%		23.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,763	$4,909		$3,781		$2,177	$8,618		$8,410

Ratios to average net assets:
Net investment income (loss)	(1.50% )	(1.50%	)	(1.47%	)	(1.57% )	(1.44%	)	(1.49% )
Total expenses[d]	1.58%	1.54%		1.57%		1.61%	1.55%		1.60%

Portfolio turnover rate	—	—		—		—	—		—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

FUND PROFILE (Unaudited)	June 30, 2014

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE:   Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

STRENGTHENING DOLLAR 2x STRATEGY FUND

	SHARES	VALUE

MUTUAL FUNDS†,4 - 23.9%
Guggenheim Strategy Fund I	28,067	$700,283

Total Mutual Funds
(Cost $700,844)		700,283

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT NOTES†† - 23.9%
Federal Farm Credit Bank[1]
0.05% due 07/11/14	$400,000	399,995
Federal Home Loan Bank[1]
0.03% due 07/07/14	300,000	299,998

Total Federal Agency Discount Notes
(Cost $699,993)		699,993

REPURCHASE AGREEMENTS††,2 - 51.6%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	318,816	318,816
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	305,168	305,168
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	302,036	302,036
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	302,036	302,036
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	285,256	285,256

Total Repurchase Agreements
(Cost $1,513,312)		1,513,312

Total Investments - 99.4%
(Cost $2,914,149)		$2,913,588

Other Assets & Liabilities, net - 0.6%		16,522

Total Net Assets - 100.0%		$2,930,110

		UNREALIZED
	CONTRACTS	(LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $3,192,600)	40	$(42,919)

	UNITS

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
August 2014 U.S. Dollar Index Swap,
Terminating 08/27/14[3]
(Notional Value $2,708,111)	33,936	$(20,178)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value
(cost $1,400,837)	$1,400,276
Repurchase agreements, at value
(cost $1,513,312)	1,513,312

Total investments
(cost $2,914,149)	2,913,588
Segregated cash with broker	235,356
Receivables:
Dividends	687
Fund shares sold	11
Interest	1

Total assets	3,149,643

LIABILITIES:
Unrealized depreciation on swap agreements	20,178
Payable for:
Fund shares redeemed	176,197
Variation margin	11,936
Management fees	2,100
Swap settlement	596
Transfer agent and administrative fees	583
Investor service fees	583
Portfolio accounting fees	233
Miscellaneous	7,127

Total liabilities	219,533

NET ASSETS	$2,930,110

NET ASSETS CONSIST OF:
Paid in capital	$4,391,153
Accumulated net investment loss	(22,980)
Accumulated net realized loss on investments	(1,374,405)
Net unrealized depreciation on investments	(63,658)

Net assets	$2,930,110
Capital shares outstanding	87,657
Net asset value per share	$33.43

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$1,531
Interest	164

Total investment income	1,695

EXPENSES:
Management fees	12,638
Transfer agent and administrative fees	3,510
Investor service fees	3,510
Portfolio accounting fees	1,404
Professional fees	2,459
Custodian fees	164
Trustees’ fees*	153
Miscellaneous	837

Total expenses	24,675

Net investment loss	(22,980)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(12,672)
Futures contracts	(6,245)

Net realized loss	(18,917)

Net change in unrealized appreciation (depreciation) on:
Investments	(561)
Swap agreements	(15,979)
Futures contracts	(41,926)

Net change in unrealized appreciation (depreciation)	(58,466)

Net realized and unrealized loss	(77,383)

Net decrease in net assets resulting from operations	$(100,363)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited )	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(22,980)	$(55,551)
Net realized loss on investments	(18,917)	(249,446)
Net change in unrealized appreciation (depreciation) on investments	(58,466)	(50,982)

Net decrease in net assets resulting from operations	(100,363)	(355,979)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,128,041	33,773,935
Cost of shares redeemed	(2,900,380)	(34,559,456)

Net increase (decrease) from capital share transactions	227,661	(785,521)

Net increase (decrease) in net assets	127,298	(1,141,500)

NET ASSETS:
Beginning of period	2,802,812	3,944,312

End of period	$2,930,110	$2,802,812

Accumulated net investment loss at end of period	$(22,980)	$—

CAPITAL SHARE ACTIVITY:*
Shares sold	91,614	933,380
Shares redeemed	(85,624)	(963,214)

Net increase (decrease) in shares	5,990	(29,834)

* Reverse share split — Capital share activity for the periods presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014.
See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014[a,e]	2013[e]	2012[e]	2011[e,f]	2010[e,f]	2009[e,f]

Per Share Data
Net asset value, beginning of period	$34.32	$35.37	$37.74	$39.45	$41.30	$127.51

Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.60)	(.60)	(.60)	(.66)	(1.62)
Net gain (loss) on investments (realized and unrealized)	(.61)	(.45)	(1.77)	(1.11)	(1.19)	(22.91)

Total from investment operations	(.89)	(1.05)	(2.37)	(1.71)	(1.85)	(24.53)

Less distributions from:
Net realized gains	—	—	—	—	—	(61.68)

Total distributions	—	—	—	—	—	(61.68)

Net asset value, end of period	$33.43	$34.32	$35.37	$37.74	$39.45	$41.30

Total Return[c]	(2.59% )	(2.97% )	(6.28% )	(4.26% )	(4.51% )	(15.84% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,930	2,803	$3,944	$7,708	$6,871	$7,525

Ratios to average net assets:
Net investment income (loss)	(1.64% )	(1.69% )	(1.64% )	(1.72% )	(1.55% )	(1.57% )
Total expenses[d]	1.76%	1.73%	1.76%	1.77%	1.69%	1.72%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 12 in Notes to Financial Statements.
[f]	Reverse share split — Per share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

This page intentionally left blank.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	June 30, 2014

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE:   Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:	September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

WEAKENING DOLLAR 2x STRATEGY FUND

	SHARES	VALUE

MUTUAL FUNDS†,3 - 25.2%
Guggenheim Strategy Fund I	12,028	$300,090

Total Mutual Funds
(Cost $300,330)		300,090

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT NOTES†† - 25.1%
Federal Farm Credit Bank[1]
0.04% due 07/22/14	$200,000	199,995
Federal Home Loan Bank[1]
0.03% due 07/02/14	100,000	100,000

Total Federal Agency Discount Notes
(Cost $299,995)		299,995

REPURCHASE AGREEMENTS††,2 - 38.7%
Deutsche Bank
issued 06/30/14 at 0.03%
due 07/01/14	97,253	97,253
Mizuho Financial Group, Inc.
issued 06/30/14 at 0.02%
due 07/01/14	93,090	93,090
HSBC Group
issued 06/30/14 at 0.03%
due 07/01/14	92,134	92,134
RBC Capital Markets
issued 06/30/14 at 0.03%
due 07/01/14	92,134	92,134
Credit Suisse Group
issued 06/30/14 at 0.01%
due 07/01/14	87,016	87,016

Total Repurchase Agreements
(Cost $461,627)		461,627

Total Investments - 89.0%
(Cost $1,061,952)		$1,061,712

Other Assets & Liabilities, net - 11.0%		130,608

Total Net Assets - 100.0%		$1,192,320

		UNREALIZED
	CONTRACTS	GAIN

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $2,155,005)	27	$29,134

	UNITS

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
August 2014 U.S. Dollar Index Swap,
Terminating 08/27/14[4]
(Notional Value $195,274)	2,447	$1,588

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Investment in a product that is related to the Advisor.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments, at value
(cost $600,325)	$600,085
Repurchase agreements, at value
(cost $461,627)	461,627

Total investments
(cost $1,061,952)	1,061,712
Segregated cash with broker	114,587
Unrealized appreciation on swap agreements	1,588
Receivables:
Fund shares sold	12,314
Variation margin	7,317
Dividends	294

Total assets	1,197,812

LIABILITIES:
Payable for:
Licensing fees	1,468
Fund shares redeemed	855
Management fees	845
Transfer agent and administrative fees	235
Investor service fees	235
Swap settlement	139
Portfolio accounting fees	94
Miscellaneous	1,621

Total liabilities	5,492

NET ASSETS	$1,192,320

NET ASSETS CONSIST OF:
Paid in capital	$2,156,769
Accumulated net investment loss	(10,393)
Accumulated net realized loss on investments	(984,538)
Net unrealized appreciation on investments	30,482

Net assets	$1,192,320
Capital shares outstanding	49,745
Net asset value per share	$23.97

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$624
Interest	62

Total investment income	686

EXPENSES:
Management fees	5,677
Transfer agent and administrative fees	1,577
Investor service fees	1,577
Portfolio accounting fees	631
Professional fees	1,088
Custodian fees	74
Trustees’ fees*	68
Miscellaneous	387

Total expenses	11,079

Net investment loss	(10,393)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(1,573)
Futures contracts	(19,380)

Net realized loss	(20,953)

Net change in unrealized appreciation (depreciation) on:
Investments	(240)
Swap agreements	1,282
Futures contracts	28,372

Net change in unrealized appreciation (depreciation)	29,414

Net realized and unrealized gain	8,461

Net decrease in net assets resulting from operations	$(1,932)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2014	December 31,
	(Unaudited )	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(10,393)	$(25,001)
Net realized loss on investments	(20,953)	(58,773)
Net change in unrealized appreciation (depreciation) on investments	29,414	(4,014)

Net decrease in net assets resulting from operations	(1,932)	(87,788)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,154,139	12,116,227
Cost of shares redeemed	(1,855,961)	(12,054,881)

Net increase (decrease) from capital share transactions	(701,822)	61,346

Net decrease in net assets	(703,754)	(26,442)

NET ASSETS:
Beginning of period	1,896,074	1,922,516

End of period	$1,192,320	$1,896,074

Accumulated net investment loss at end of period	$(10,393)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	48,226	519,978
Shares redeemed	(78,067)	(518,832)

Net increase (decrease) in shares	(29,841)	1,146

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2014[a]		2013	2012		2011	2010	2009

Per Share Data
Net asset value, beginning of period	$23.82		$24.51	$24.32		$25.26	$26.75	$25.10

Income (loss) from investment operations:
Net investment income (loss)[b]		(.19)	(.40)		(.40)	(.47)	(.38)	(.40)
Net gain (loss) on investments (realized and unrealized)	.34		(.29)	.59		(.47)	(1.11)	2.06

Total from investment operations	.15		(.69)	.19		(.94)	(1.49)	1.66

Less distributions from:
Net investment income	—		—	—		—	—	(.01)

Total distributions	—		—	—		—	—	(.01)

Net asset value, end of period	$23.97		$23.82	$24.51		$24.32	$25.26	$26.75

Total Return[c]	0.63%		(2.82% )	0.78%		(3.68% )	(5.61% )	6.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,192		$1,896	$1,923		$2,084	$3,302	$4,908

Ratios to average net assets:
Net investment income (loss)	(1.65%	)	(1.69% )	(1.66%	)	(1.72% )	(1.55% )	(1.58% )
Total expenses[d]	1.76%		1.74%	1.77%		1.77%	1.70%	1.71%

Portfolio turnover rate	—		—	—		—	—	—

[a]	Unaudited figures for the period ended June 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts including (i) there may be an imperfect or no correlation between the changes in market value of the underlying

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)

S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)

On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”)may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
S&P 500® Pure Growth Fund	$70,824,427	$—	$588,174	$—	$—	$71,412,601
S&P 500® Pure Value Fund	90,574,340	—	1,382,135	—	—	91,956,475
S&P MidCap 400® Pure Growth Fund	39,188,293	—	654,728	—	—	39,843,021
S&P MidCap 400® Pure Value Fund	39,688,711	—	476,036	—	—	40,164,747
S&P SmallCap 600® Pure Growth Fund	23,532,325	—	535,893	—	—	24,068,218
S&P SmallCap 600® Pure Value Fund	18,737,408	—	289,889	—	—	19,027,297
Europe 1.25x Strategy Fund	4,315,430	40,090	954,425	—	—	5,309,945
Japan 2x Strategy Fund	650,153	108,266	2,515,784	—	—	3,274,203
Strengthening Dollar 2x Strategy Fund	700,283	—	2,213,305	—	—	2,913,588
Weakening Dollar 2x Strategy Fund	300,090	29,134	761,622	1,588	—	1,092,434

Liabilities
Europe 1.25x Strategy Fund	$—	$—	$—	$36,555	$—	$36,555
Strengthening Dollar 2x Strategy Fund	—	42,919	—	20,178	—	63,097

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$26,802,544	$26,802,566	05/15/43	$74,972,100	$27,338,568
			U.S. Treasury Note
			2.00%
			02/15/23	100	98
RBC Capital Markets			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	21,000,000	21,000,018	11/15/22 - 11/15/41	35,730,900	21,420,809
Credit Suisse Group			U.S. Treasury Note
0.01%			1.75%
Due 07/01/14	17,000,000	17,000,005	05/15/23	18,243,200	17,340,015
Deutsche Bank			U.S. Treasury Note
0.03%			0.63%
Due 07/01/14	19,000,000	19,000,016	10/15/16	19,336,400	19,380,050
Mizuho Financial Group, Inc.			U.S. TIP Note
0.02%			0.13%
Due 07/01/14	18,186,633	18,186,643	04/15/16	12,622,400	13,922,538
			U.S. Treasury Strips
			0.00%
			08/15/16	4,679,800	4,627,901

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2014, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received

S&P 500® Pure Value Fund	$ 630,638	$ 647,825
S&P MidCap 400® Pure Growth Fund	401,756	405,550
S&P MidCap 400® Pure Value Fund	317,861	325,825
S&P SmallCap 600® Pure Growth Fund	286,719	289,075
S&P SmallCap 600® Pure Value Fund	165,647	173,100

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$1,035,203	$1,035,205	08/31/18	$1,044,898	$1,055,079
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1. 75% - 3.75%
Due 07/01/14	762,781	762,783	10/31/20 - 11/15/43	626,894	643,798
			U.S. TIP Bond
			2.50%
			07/15/16	103,803	133,588
Deutsche Bank Securities, Inc.			Fannie Mae Strips
0.05%			0.00%
Due 07/01/14	43,391	43,391	01/15/30	39,207	21,794
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	11,291	11,526
			U.S. Treasury Bond
			6.25%
			05/15/30	7,646	10,906

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage

Europe 1.25x Strategy Fund	x	x	x
Japan 2x Strategy Fund	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s
	net assets on a daily basis

Fund	Long	Short

Europe 1.25x Strategy Fund*	70%	—
Japan 2x Strategy Fund*	200%	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%

*These funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmark. The gross derivative instrument exposure is 140% and 400% for the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives

Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2014:

Asset Derivative Investments Value

	Futures	Futures	Swaps
	Equity	Currency	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts	June 30, 2014

Europe 1.25x Strategy Fund	$—	$40,090	$—	$40,090
Japan 2x Strategy Fund	57,061	51,205	—	108,266
Weakening Dollar 2x Strategy Fund	—	29,134	1,588	30,722

Liability Derivative Investments Value

	Futures	Futures	Swaps
	Equity	Currency	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts	June 30, 2014

Europe 1.25x Strategy Fund	$36,555	$—	$—	$36,555
Strengthening Dollar 2x Strategy Fund	—	42,919	20,178	63,097

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency
Fund	Contracts	Contracts	Contracts	Contracts	Total

Europe 1.25x Strategy Fund	$322,375	$3,643	$(74,996)	$—	$251,022
Japan 2x Strategy Fund	(598,188)	26,050	86,180	—	(485,958)
Strengthening Dollar 2x Strategy Fund	—	—	(6,245)	(12,672)	(18,917)
Weakening Dollar 2x Strategy Fund	—	—	(19,380)	(1,573)	(20,953)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Swaps
	Equity	Equity	Currency	Currency
Fund	Contracts	Contracts	Contracts	Contracts	Total

Europe 1.25x Strategy Fund	$(284,296)	$—	$29,442	$—	$(254,854)
Japan 2x Strategy Fund	(265,300)	—	218,138	—	(47,162)
Strengthening Dollar 2x Strategy Fund	—	—	(41,926)	(15,979)	(57,905)
Weakening Dollar 2x Strategy Fund	—	—	28,372	1,282	29,654

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

Gross Amounts Not Offset
in the Statements of Assets
and Liabilities

Net Amount of
			Gross Amounts Offset	Assets Presented		Cash
		Gross Amounts of	in the Statements of	on the Statements of	Financial	Collateral	Net
Fund	Instrument	Recognized Assets[1]	Assets and Liabilities	Assets and Liabilities	Instruments	Received[2]	Amount

Weakening Dollar 2x	Swap currency
Strategy Fund	contracts	$1,588	$—	$1,588	$—	$—	$1,588

Gross Amounts Not Offset
in the Statements of Assets
and Liabilities

Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statements of	on the Statements of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities[1]	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount

Strengthening Dollar 2x	Swap currency
Strategy Fund	contracts	$20,178	$—	$20,178	$—	$—	$20,178

[1]	Exchange-traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

S&P 500® Pure Growth Fund	$55,974,783	$15,822,447	$(384,629)	$15,437,818
S&P 500® Pure Value Fund	79,217,179	13,137,107	(397,811)	12,739,296
S&P MidCap 400® Pure Growth Fund	35,570,398	4,397,486	(124,863)	4,272,623
S&P MidCap 400® Pure Value Fund	36,100,067	4,236,970	(172,290)	4,064,680
S&P SmallCap 600® Pure Growth Fund	19,804,678	4,585,794	(322,254)	4,263,540
S&P SmallCap 600® Pure Value Fund	16,193,525	3,101,141	(267,369)	2,833,772
Europe 1.25x Strategy Fund	4,805,286	471,975	(7,406)	464,569
Japan 2x Strategy Fund	3,166,458	—	(521)	(521)
Strengthening Dollar 2x Strategy Fund	2,914,149	—	(561)	(561)
Weakening Dollar 2x Strategy Fund	1,061,952	—	(240)	(240)

10. Securities Transactions

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales

S&P 500® Pure Growth Fund	$69,693,984	$66,299,304
S&P 500® Pure Value Fund	90,741,800	79,144,417
S&P MidCap 400® Pure Growth Fund	78,494,803	88,072,111
S&P MidCap 400® Pure Value Fund	62,912,999	52,506,398
S&P SmallCap 600® Pure Growth Fund	32,155,260	55,951,711
S&P SmallCap 600® Pure Value Fund	9,939,767	20,488,001
Europe 1.25x Strategy Fund	15,230,792	21,630,813
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2014. The Funds did not have any borrowings under this agreement at June 30, 2014.

The average daily balances borrowed for the period ended June 30, 2014 were as follows:

Fund	Average Daily Balance

S&P 500® Pure Growth Fund	$ 2,476
S&P 500® Pure Value Fund	10,113
S&P MidCap 400® Pure Growth Fund	498
S&P MidCap 400® Pure Value Fund	5,203
S&P SmallCap 600® Pure Growth Fund	7,243
S&P SmallCap 600® Pure Value Fund	4,753
Weakening Dollar 2x Strategy Fund	4,626

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

12. Reverse Share Splits

Effective January 24, 2014, the Strengthening Dollar 2x Strategy Fund underwent a one-for-three reverse share split. The effect of the transaction was to divide the number of outstanding shares of the Fund by three, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court of Appeals has scheduled oral argument for November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. On June 23, 2014, the plaintiff filed a response brief opposing the global motion. On July 3, 2014, the Shareholder Liaison Counsel filed a reply brief in further support of the motion. The District Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 2, 2014, the Bankruptcy Court issued a case management order. Under the terms of the order, the defendants are permitted to file “omnibus” motions to dismiss the amended complaints on July 30, 2014. The omnibus motions are limited to grounds for dismissal that are applicable to all defendants in such action. No potential defense (including, without limitation, lack of personal jurisdiction, insufficiency of service of process, or any other non-omnibus ground for dismissal of the complaint in any or all of the actions) shall be waived by a defendant’s failure to assert any such potential defense in an omnibus motion to dismiss. The plaintiffs’ oppositions to the motions to dismiss are due September 15, 2014, and the defendants’ reply briefs are due October 22, 2014. The order further provided that the defendants’ opposition to the May 8, 2014 motion to certify a defendant class in the Litigation Trust action will be due on November 21, 2014. The plaintiff’s reply brief in support of class certification will be due on December 23, 2014. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on June 4, 2014, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Amerigo, Clermont and Select Allocation Funds, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on May 15, 2014 (together, with the June 4 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) the level of the fees that the Adviser and Sub-Adviser charge compared with the fees charged to comparable funds or accounts by other investment advisers, giving special attention to the absence of breakpoints in these fees and the rationale provided by the Adviser as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with peer funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

			Number of Portfolios
	Position(s) Held with the Trust,		in Fund Complex
Name, Address*	Term of Office and Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served	During Past 5 Years	Trustee***	Held by Trustee

INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).	214	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

		Former: Chairman and Chief Executive Officer, Channel Capital Group, Inc. (2002-2010).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Retired.	131	None.

J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).

John O. Demaret (1940)	Trustee from 1998 to present and Chairman of the Board from 2006 to present; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.

Werner E. Keller (1940)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	Board of Directors of US Global Investors (GROW) (1995-present).

Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Roger Somers (1944)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1998 to present.	Current: Founder and Chief Executive Officer, Arrow Limousine (1962-present).	131	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Position(s) Held with
Name, Address*	the Trust, Term of Office	Principal Occupation(s)
and Year of Birth	and Length of Time Served	During Past 5 Years

OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and Chief Executive Officer, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).	Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).	Current: Treasurer and Vice President, certain other funds in the Fund Complex (2003-present); Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); President and Chief Executive Officer, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); Senior Vice President, Rydex Advisors, LLC (2006-2011); Senior Vice President, Rydex Advisors II, LLC (2006- 2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Chief Compliance Officer, Security Investors, LLC (2012-present); Chief Compliance Officer, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); Chief Financial Officer and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010- 2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.
***	The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this report.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited) (concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

Item 2. Code of Ethics.

          Not applicable at this time.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

          Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

          Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting (as defined n Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(b)     Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date	September 05, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date	September 05, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date	September 05, 2014

* Print the name and title of each signing officer under his or her signature.